UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon
FUNDS
2016 SEMI-ANNUAL REPORT
JUNE 30, 2016
AHL MANAGED FUTURES STRATEGY FUND
IONIC STRATEGIC ARBITRAGE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

AHL MANAGED FUTURES STRATEGY FUND Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of quantitative models may lead to high levels of trading and concentration among certain investments, resulting in higher trading costs and return volatility. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. IONIC STRATEGIC ARBITRAGE FUND The Fund’s strategy of investing in a variety of arbitrage strategies entails certain risks including that the sub-advisor’s judgments about allocation between such strategies, as well as individual arbitrage opportunities, may not perform to expectations, resulting in the Fund’s underperformance or even losses versus other similar funds. Arbitrage is the simultaneous purchase and sale of an asset or assets to take advantage of a perceived pricing anomaly. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. The use of fixed-income securities, including convertible securities, entails interest rate and credit risks. In addition, the value of a convertible security could fluctuate based on the value of the underlying stock. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2016

President’s Message

Dear Shareholders,

During the six-month period ended June 30, 2016, disparate central bank policies, uneven economic growth and volatile oil prices set the stage for mixed returns around the globe. Many central banks around the world decided to continue or expand their economic stimulation policies. In March 2016, the Bank of Japan (“BOJ”) pushed its rates into negative territory and the European Central Bank (“ECB”) cut a key rate to zero. China’s slowing growth also escalated concerns for markets and companies around the globe. In this environment, international stocks fluctuated from one extreme to another; domestic stocks made modest gains thanks to a rally in oil prices and positive economic reports; and emerging-market stocks rebounded and outpaced developed-market stocks. Bonds generally outperformed stocks thanks to declining interest rates. In April 2016, the BOJ and the ECB left their interest rate policies unchanged, and the Federal Reserve’s Federal

Open Market Committee decided to maintain its short-term interest rates in the range of 0.25% to 0.5%. During the period under review, the price of oil was volatile. In June 2016, the price-per-barrel briefly crossed $51 and closed the month at $48.38.

On Friday, June 24, 2016, the global financial markets were roiled following Great Britain’s announcement that 52% of its voters favored leaving the European Union. The “Brexit” referendum fallout was swift and significant: British Prime Minister David Cameron announced his resignation; the British pound sterling plunged approximately 12% against the dollar; the euro tumbled 1.4% against the dollar; and the price of gold surged to a two-year high, up 4.7%. Global markets reacted to the Brexit news with a selling frenzy, which resulted in considerable declines: London, 3.2%; Paris, 8.0%; Frankfurt, 6.8%; Tokyo, 7.9%; Shanghai, 1.3%; and Hong Kong, 2.9%. In the U.S., the Dow Jones Industrial Average declined 611.21 points, or 3.4%, which wiped out year-to-date gains; the S&P 500 Index fell 3.6%; and the NASDAQ Composite Index dropped 4.1%. That same day, Moody’s Investors Service changed the U.K.’s long-term issuer and debt ratings to negative from stable, and affirmed both ratings at Aa1. On Monday, June 27, 2016, Standard & Poor’s Global Ratings stripped the U.K. of its impeccable AAA credit rating, reducing it to AA with a negative outlook. In addition, Fitch’s Ratings, Inc. downgraded the U.K.’s long-term foreign and local currency issuer default ratings to AA with negative outlooks.

Despite all this turmoil, U.S. investors appeared to be opportunistically willing to take on some risk and, by June 30, 2016, the broad market had almost returned to its pre-Brexit level and ended the month in positive territory.

For the six months ended June 30, 2016:

•	American Beacon AHL Managed Futures Strategy Fund (Investor Class) returned 1.73%.

•	American Beacon Ionic Strategic Arbitrage Fund (Investor Class) returned -0.10%.

Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Investor Class of the American Beacon AHL Managed Futures Strategy Fund (the “Fund”) returned 1.73% for the six months ended June 30, 2016.

Total Returns for the Period ended June 30, 2016

	Ticker	6 Months*	1 Year	Since Inception 8/19/2014
Institutional Class (1,5)	AHLIX	1.91%	2.23%	7.42%
Y Class (1,5)	AHLYX	1.92%	2.14%	7.32%
Investor Class (1,5)	AHLPX	1.73%	1.74%	6.99%
A Class with sales Charge (1,2,5)	AHLAX	-4.16%	-4.15%	3.64%
A Class without sales charge (1,2,5)	AHLAX	1.73%	1.73%	6.99%
C Class with sales charge (1,3,5)	AHLCX	0.35%	-0.03%	6.19%
C Class without sales charge (1,3,5)	AHLCX	1.35%	0.97%	6.19%
BofA Merrill Lynch 3-Month Treasury Bill Index (4)		0.15%	0.19%	0.11%

*	Not Annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.
2.	A Class shares have a maximum sales charge of 5.75%.
3.	C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
4.	The BofA Merrill Lynch 3-Month Treasury Bill Index is designed to measure the total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 2.26%, 2.29%, 2.41%, 2.56%, and 3.33%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

For the period, Bonds were the best performing sector over the course of the first half of 2016, returning approximately 3.6%. Within Bonds, long positions in the Japanese ten-year Bond generated the highest return. The second best individual market was the United Kingdom ten-year Bond where the Fund held long positions throughout the first half.

Interest Rates added approximately 1.2% to performance. Long positions in Short Sterling contributed the most while long positions in the Euribor contract were the second largest contributor in this sector.

The third best performing sector was Energy which contributed approximately 0.6%. Both crude oil markets traded by the Fund led the Energy sector over the period: Brent Crude and WTI Crude. Positioning in both markets began the year on the short side before moving to long positions in early March.

Agriculturals posted the final positive sector result adding approximately 0.3% return. Short positions in Soybeans through mid-March followed by long positioning were the top contributors. Long positions in Sugar through the bulk of the first half contributed positively to Fund performance.

On the negative side, Stocks lost the most with a return of approximately -1.4%. The NASDAQ 100 Index detracted the most. The Fund was positioned long at the beginning and end of the half-year period and short during the interim. Posting the second worst performance in the sector was the S&P 500 Index through short positions in the first three months of the year and long positions afterwards.

The attribution of Metals to the Fund was approximately -1.2%. Leading the losses was Gold. It was positioned to be short in January and early February before switching to long for the rest of the period. Base

2

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

June 30, 2016 (Unaudited)

metal Aluminium detracted through short positions in the first quarter and long positions for the bulk of the second quarter.

Lastly, Currencies dragged down returns by approximately -0.6%. The euro / U.S. dollar pair flipped from short to long several times throughout the first half of the year. Indian rupee / U.S. dollar pulled the Fund lower through short positions early in the year followed by long positions from early March onward.

Looking forward, the Fund’s sub-advisor will continue to implement its trading strategy designed to capitalize on price trends (up or down) in a broad range of global stock index, bond, currency, short-term interest rate and commodity futures markets seeking to achieve the Fund’s goal of capital growth.

Asset Class Exposure	% of VaR*

Fixed Income	32.1
Commodities	26.9
Currencies	24.1
Equities	16.9

Holdings Summary

Number of Long Holdings	29
Number of Short Holdings	20
Number of Currency Pairs	18

Top Active Exposures by Asset Class

Commodities		% of VaR*
Gold	Long	4.21
Sugar	Long	3.99
Natural Gas	Long	3.29
Soybeans	Long	3.04
Silver	Long	2.34

Currencies		% of VaR*
BRL/USD	Long	4.34
JPY/USD	Long	4.26
EUR/USD	Short	3.77
GBP/USD	Short	2.91
INR/USD	Short	2.07

Equities		% of VaR*
Nikkei Index	Short	2.17
NASDAQ 100 Index	Short	1.76
Korean Kospi	Short	1.54
Tokyo Stock Exchange Index	Short	1.40
H-Shares Index	Short	1.03

Fixed Income		% of VaR*
U.S. Treasuries	Long	8.12
Australian Bonds	Long	5.56
Japanese Bonds	Long	4.04
Eurodollar	Long	3.30
UK Gilts	Long	3.04

*	Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represented that there is a 5% probability that the mark-to-market loss on the portfolio over a one-day horizon will exceed this value (assuming normal markets and no trading in the portfolio.

The information shown under Investment Strategy Exposure and Positions by Investment Strategy has been provided by the Fund’s sub-advisor. The Exposure percentages are based on investment valuation methodologies employed by the sub-advisor rather than the Fund, and the exposures may differ using the Fund’s valuation practices. The sub-advisor has discretion to vary the allocations among strategies, and the current allocation may differ from that shown above.

3

American Beacon Ionic Strategic Arbitrage FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Investor Class of the American Beacon Ionic Strategic Arbitrage Fund (the “Fund”) returned -0.10% for the six months ended June 30, 2016.

Total Returns for the Period ended June 30, 2016

	Ticker	6 Months*	1 Year	Since Inception (9/1/13)
Institutional Class (1,7)	IONIX	0.10%	1.57%	3.24%
Y Class (1,2,7)	IONYX	0.00%	1.56%	3.24%
Investor Class (1,3,7)	IONPX	-0.10%	1.26%	3.13%
A Class with sales Charge (1,4,7)	IONAX	-4.82%	-3.56%	1.38%
A Class without sales charge (1,4,7)	IONAX	-0.10%	1.26%	3.13%
C Class with sales charge (1,5,7)	IONCX	-1.51%	-0.51%	2.86%
C Class without sales charge (1,5,7)	IONCX	-0.51%	0.49%	2.86%
Barclays Capital U.S. Aggregate Index (6)		5.31%	6.00%	4.45%
BofA Merrill Lynch 3-Month LIBOR Index (6)		0.31%	0.41%	0.31%

*	Not Annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Simultaneous with the commencement of the Fund’s investment operations on June 30, 2015, the Ionic Absolute Return Fund LLC (“Private Fund”), a privately offered investment fund managed by the Fund’s sub-advisor transferred its assets to the Institutional Class shares of the Fund. A portion of the fees charged to each Class of the Fund has been waived since 6/30/15. Performance prior to waiving fees was lower than actual returns shown.
2.	Fund performance for the one-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 9/1/13.
3.	Fund performance for the one-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the Investor Class. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 9/1/13.
4.	Fund performance for the one-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the A Class. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 9/1/13. A Class shares have a maximum sales charge of 5.75%.
5.	Fund performance for the one-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the C Class. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 9/1/13. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
6.	The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The Barclays Capital U.S. Aggregate Index is a market weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 3.26%, 3.22%, 3.93%, 6.94%, and 7.73%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Within the Volatility Arbitrage strategy, long volatility positions in European and U.S. equity indexes were the largest gainers during the first half of the year. Though much of this exposure was unwound opportunistically prior to the “Brexit” vote, long-dated VIX* option exposure was retained and sold profitably immediately after the vote (when volatility rose again briefly). Foreign Exchange strategies, including a positive carry calendar spread on the Japanese yen, and a handful of single-name equity option positions were also accretive. While equity volatility related exposure drove gains during the “Brexit” event specifically, volatility during the first six months of the year was rather muted (the VIX Index was -14% for the period) and

4

American Beacon Ionic Strategic Arbitrage FundSM

Performance Overview

June 30, 2016 (Unaudited)

positions in the strategy utilized as core hedges for the overall Fund lost value, leading to a loss in the strategy overall. The Fund is well positioned should volatility increase and has added specific exposure to Energy, Utilities and interest rates within the Volatility Arbitrage strategy.

The Convertible Arbitrage strategy led overall attribution for the Fund during the first half of 2016. Gains were driven by: two company specific earnings events that led to increased values in the underlying bonds; a newly-issued bond position in the Health Care sector that performed well; a Biotechnology holding that, due to an attractive change of control feature in the bond, appreciated as a result of renewed takeover speculation; and an Automotive holding that gained in value. The diverse nature of these positively performing positions speaks to the broad opportunities that currently exist in the convertible market. Though the pace of new convertible issuances slowed in the second quarter, the Fund continued to add convertibles with higher convexity and higher yielding European mandatory positions to the strategy.

The second-best performing strategy during the period was Credit/Rates Relative Value Arbitrage, where despite a flattening yield curve and lower interest rates (the ten-year Treasury yield fell below 1.5% during the period following “Brexit”), seasoned agency mortgage positions continued to generate consistent income for the Fund. A number of positions in credit-focused closed-end funds were eliminated from the strategy due to price appreciation and NAV discount narrowing in the second quarter (these positions generated losses in the first quarter), though the Fund did establish new positions in closed-end funds that invest in floating rate loans. With an eye towards higher rates, the Fund is focused on maintaining a duration stance that is +/- one year within the strategy.

Elsewhere in the Fund, the Equity Arbitrage strategy remained positive on a year-to-date basis, but experienced losses during the second quarter. These losses were primarily attributable to warrant positions in the Financial sector (where large gains in the underlying equities negatively impacted valuations), and two merger related positions – one in the consumer space, where a deal did not receive regulatory approval, and another that declined in value due to concerns over potential financing. Exposure to share class arbitrage and equity pair positions was broadly accretive over the course of the year, and exposure in these areas was increased in response to spread widening that occurred after the “Brexit” vote.

Looking forward, the Fund’s sub-advisor will continue to implement its investment process by allocating the Fund’s assets among the following strategies: Convertible Arbitrage, Credit/Rates Relative Value Arbitrage, Equity Arbitrage, Volatility Arbitrage, seeking capital appreciation with low volatility and reduced correlation to equities and interest rates.

Positions By Investment Strategy

Convertible Arbitrage	33
Credit/Rates Relative Value Arbitrage	2
Equity Arbitrage	87
Volatility Arbitrage	28
Total	150

Investment Strategy Exposure (%)	Long Market Value	Short Market Value

Convertible Arbitrage	28	(17)
Credit/Rates Relative Value Arbitrage	16	0
Equity Arbitrage	19	(22)
Volatility Arbitrage	13	(13)

5

American Beacon Ionic Strategic Arbitrage FundSM

Performance Overview

June 30, 2016 (Unaudited)

Portfolio Statistics

Since-Inception Risk Summary
Alpha[1,2]	3.48
Beta[1,3]	-0.09
Sharpe Ratio[4]	1.75
Standard Deviation[5]	1.76
Tracking Error[1,6]	3.40

[1]	Versus Barclays Capital U.S. Aggregate Index
[2]	Alpha is a measure of the Fund’s expected performance versus the benchmark, adjusted for relative risk.
[3]	Beta is a measure of the Fund’s volatility versus the benchmark.
[4]	Sharpe Ratio is a measure of the Fund’s return per unit of total risk.
[5]	Standard Deviation is a measure of the historical volatility of the Fund’s returns.
[6]	Tracking Error is the difference between a portfolio’s returns and the benchmark or index it was meant to mimic or beat.

The information shown under Investment Strategy Exposure and Positions by Investment Strategy has been provided by the Fund’s sub-advisor. The Exposure percentages are based on investment valuation methodologies employed by the sub-advisor rather than the Fund, and the exposures may differ using the Fund’s valuation practices. The sub-advisor has discretion to vary the allocations among strategies, and the current allocation may differ from that shown above.

*	VIX (Volatility Index Option) is a type of non-equity option that uses the CBOE (Chicago Board Options Exchange) Volatility Index as the underlying asset. This is the first exchange-traded option that gives individual investors the ability to trade market volatility.

6

American Beacon FundsSM

Fund Expenses

June 30, 2016 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses

The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your cost would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

7

American Beacon FundsSM

Fund Expenses

June 30, 2016 (Unaudited)

AHL Managed Futures Fund

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Institutional Class
Actual	$1,000.00	$1,019.12	$7.63
Hypothetical **	$1,000.00	$1,017.30	$7.62
Y Class
Actual	$1,000.00	$1,019.15	$8.23
Hypothetical **	$1,000.00	$1,016.71	$8.22
Investor Class
Actual	$1,000.00	$1,017.29	$9.58
Hypothetical **	$1,000.00	$1,015.37	$9.57
A Class
Actual	$1,000.00	$1,017.25	$9.68
Hypothetical **	$1,000.00	$1,015.27	$9.67
C Class
Actual	$1,000.00	$1,013.54	$13.42
Hypothetical **	$1,000.00	$1,011.54	$13.40

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.54%, 1.64%, 1.92%, 1.94% and 2.69% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

Ionic Strategic Arbitrage Fund

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Institutional Class
Actual	$1,000.00	$1,001.01	$7.66
Hypothetical **	$1,000.00	$1,017.21	$7.72
Y Class
Actual	$1,000.00	$1,000.00	$8.16
Hypothetical **	$1,000.00	$1,016.71	$8.22
Investor Class
Actual	$1,000.00	$998.99	$9.54
Hypothetical **	$1,000.00	$1,015.32	$9.62
A Class
Actual	$1,000.00	$998.99	$9.64
Hypothetical **	$1,000.00	$1,015.22	$9.72
C Class
Actual	$1,000.00	$994.93	$13.34
Hypothetical **	$1,000.00	$1,011.49	$13.45

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.54%, 1.64%, 1.92%, 1.94% and 2.69% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

8

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS – 93.89%

Money Market Funds – 2.19%
American Beacon U.S. Government Money Market Select Fund, Select ClassA B	10,498,763	$10,499

	Par Amount
	(000’s)
U.S. Treasury Bills – 91.70%
0.172%, Due 7/21/2016B	$92,500	92,491
0.239%, Due 8/18/2016B	10,500	10,497
0.213%, Due 7/7/2016B	118,500	118,499
0.208%, Due 7/14/2016B	61,000	60,997
0.236%, Due 7/28/2016B	81,000	80,989
0.188%, Due 8/4/2016B	32,500	32,493
0.213%, Due 8/11/2016B	44,000	43,990

		439,956

Total Short-Term Investments (Cost $450,449)		450,455

TOTAL INVESTMENTS - 93.89% (Cost $450,449)		450,455
OTHER ASSETS, NET OF LIABILITIES – 6.11%		30,041

TOTAL NET ASSETS - 100.00%		$480,496

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

See accompanying notes

9

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Purchased Futures Contracts Open on June 30, 2016:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	33	July 2016	$1,640,430	$(60,042)
Cocoa FuturesA	86	September 2016	2,548,180	(170,475)
Coffee FuturesA	57	September 2016	3,113,269	109,396
Corn FuturesA	85	September 2016	1,553,375	(165,929)
Corn FuturesA	56	December 2016	1,039,500	(89,410)
Gold 100oz FuturesA	204	August 2016	26,940,240	556,784
LME Copper FuturesA	9	July 2016	1,089,394	(9,199)
LME Lead FuturesA	17	August 2016	759,794	9,347
LME Nickel FuturesA	9	July 2016	508,140	216
LME Nickel FuturesA	43	August 2016	2,431,908	49,336
LME Primary Aluminum FuturesA	144	July 2016	5,924,700	(23,972)
LME Primary Aluminum FuturesA	22	August 2016	906,400	17,936
LME Primary Aluminum FuturesA	61	September 2016	2,518,156	26,200
LME Zinc FuturesA	19	July 2016	998,450	92,692
LME Zinc FuturesA	45	August 2016	2,367,562	145,995
LME Zinc FuturesA	10	September 2016	526,562	17,876
Low Sulphur Gasoil FuturesA	23	July 2016	1,017,750	(22,197)
Natural Gas FuturesA	217	July 2016	6,345,080	327,678
Natural Gas Swap FuturesA	80	October 2016	617,000	8,304
Natural Gas Swap FuturesA	80	November 2016	663,800	55,104
Natural Gas Swap FuturesA	80	December 2016	689,200	80,504
Natural Gas Swap FuturesA	80	January 2017	685,800	77,104
Natural Gas Swap FuturesA	80	February 2017	673,600	64,904
NY Harbor ULSD FuturesA	25	July 2016	1,563,135	(23,430)
Silver FuturesA	107	September 2016	9,963,305	643,294
Soybean FuturesA	333	November 2016	19,201,613	822,193
Sugar #11 World FuturesA	563	September 2016	12,819,285	462,073
WTI Crude FuturesA	34	July 2016	1,643,220	(18,485)

			$110,748,848	$2,983,797

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Austrailian Dollar Currency Futures	1	September 2016	$14,105,600	$(59,878)
Japanese Yen Currency Futures	3	September 2016	34,823,862	931,953

			$48,929,462	$872,075

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index Futures	45	September 2016	$4,342,794	$15,902
FTSE 100 Index Futures	45	September 2016	3,847,477	90,393
Hang Seng Index Futures	4	July 2016	540,003	9,910
Mini MSCI Emerging Markets Index Futures	21	September 2016	876,435	11,461
MSCI Taiwan Stock Index Futures	149	July 2016	4,730,750	81,669
S&P/TSX 60 Index Futures	39	September 2016	4,916,243	14,972
U.S. Dollar Index Futures	75	September 2016	7,215,225	10,945

			$26,468,927	$235,252

See accompanying notes

10

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	1,439	September 2017	$400,749,580	$165,479
3-Month Euro Euribor Futures	322	June 2018	89,669,866	61,253
3-Month Euro Euribor Futures	878	March 2019	244,393,932	280,060
90-Day Eurodollar Futures	416	September 2017	103,199,200	106,460
90-Day Eurodollar Futures	542	June 2018	134,266,950	150,896
90-Day Eurodollar Futures	684	March 2019	169,178,850	198,766
90-Day Sterling Futures	914	September 2017	151,608,549	271,518
90-Day Sterling Futures	999	June 2018	165,641,316	356,196
Austrailia 10-Year Bond Futures	564	September 2016	57,289,782	317,100
Austrailia 3-Year Bond Futures	1,383	September 2016	116,742,771	62,634
Euro-Bobl Futures	448	September 2016	66,421,634	447,913
Euro-Bund Futures	201	September 2016	37,277,739	545,220
Euro-Buxl 30-Year Bond Futures	32	September 2016	6,966,033	493,581
Japanese 10-Year Government Bond Futures	130	September 2016	192,510,531	608,576
Long GILT Futures	276	September 2016	47,210,420	1,192,886
U.S. Long Bond Futures	85	September 2016	14,649,219	553,269
U.S. Treasury 10-Year Note Futures	285	September 2016	37,900,547	449,639
U.S. Treasury 2-Year Note Futures	593	September 2016	130,061,579	360,164
U.S. Treasury 5-Year Note Futures	485	September 2016	59,249,571	438,814
U.S. Ultra Bond Futures	120	September 2016	22,365,000	1,011,597

			$2,247,353,069	$8,072,021

Sold Futures Contracts Open on June 30, 2016:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Copper FuturesA	57	September 2016	$(3,128,588)	$(74,191)
Gasoline RBOB FuturesA	22	July 2016	(1,387,201)	10,330
LME Copper FuturesA	10	July 2016	(1,210,437)	(31,245)
LME Copper FuturesA	15	August 2016	(1,817,625)	(89,711)
LME Lead FuturesA	42	August 2016	(1,877,137)	(99,042)
LME Nickel FuturesA	9	July 2016	(508,140)	(37,100)
LME Nickel FuturesA	62	August 2016	(3,506,472)	(345,369)
LME Primary Aluminum FuturesA	144	July 2016	(5,924,700)	(370,751)
LME Primary Aluminum FuturesA	22	August 2016	(906,400)	(48,923)
Wheat FuturesA	207	September 2016	(4,610,925)	191,565

			$(24,877,625)	$(894,437)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	214	September 2016	$(17,719,200)	$534,840
Canadian Dollar Currency Futures	13	September 2016	(1,002,560)	(2,078)
Euro Currency Futures	321	September 2016	(44,568,844)	6,795
Mexican Peso Futures	216	September 2016	(5,850,360)	(238,029)
Swiss Franc Currency Futures	73	September 2016	(9,365,900)	32,982

			$(78,506,864)	$334,510

See accompanying notes

11

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	18	July 2016	$(1,739,067)	$(60,769)
CAC40 Index Futures	55	July 2016	(2,584,274)	(56,356)
DAX Index Futures	8	September 2016	(2,145,923)	(45,825)
Euro Stoxx 50 Index Futures	94	September 2016	(2,978,236)	(78,298)
FTSE/JSE Top 40 Index Futures	92	September 2016	(2,901,298)	(13,772)
FTSE/MIB Index Futures	33	September 2016	(2,964,713)	(10,804)
H-SHARES Index Futures	70	July 2016	(3,936,209)	(162,206)
IBEX 35 Index Futures	31	July 2016	(2,795,974)	(13,415)
KOSPI 200 Index Futures	113	September 2016	(11,980,835)	(223,360)
Mini MSCI EAFE Index Futures	2	September 2016	(161,520)	(6,473)
NASDAQ 100 E-Mini Futures	107	September 2016	(9,430,980)	(384,547)
Nikkei 225 (SGX) Futures	98	September 2016	(7,378,589)	153,478
OMXS30 Index Futures	142	July 2016	(2,212,902)	(53,490)
S&P 500 E-Mini Index Futures	34	September 2016	(3,553,340)	(87,648)
TOPIX Index Futures	39	September 2016	(4,703,869)	142,736

			$(61,467,729)	$(900,749)

Forward Currency Contracts Open on December 31, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	PHP	21,304,630	7/5/2016	DUB	$—	$(25,158)	$(25,158)
Buy	PHP	5,153,489	7/5/2016	DUB	—	(83,526)	(83,526)
Sell	PHP	1,700,120	7/5/2016	DUB	1,103	—	1,103
Sell	PHP	265,644	7/5/2016	DUB	427	—	427
Sell	PHP	53,129	7/5/2016	DUB	114	—	114
Sell	PHP	265,644	7/5/2016	DUB	285	—	285
Sell	PHP	531,288	7/5/2016	DUB	1,307	—	1,307
Sell	PHP	7,331,768	7/5/2016	DUB	—	(2,259)	(2,259)
Sell	PHP	3,559,626	7/5/2016	DUB	—	(3,741)	(3,741)
Sell	PHP	2,656,437	7/5/2016	DUB	15,645	—	15,645
Sell	PHP	2,497,051	7/5/2016	DUB	6,144	—	6,144
Sell	PHP	743,803	7/5/2016	DUB	—	(2,371)	(2,371)
Sell	PHP	789,281	7/5/2016	DUB	—	(2,250)	(2,250)
Sell	PHP	4,736,109	7/5/2016	DUB	—	(12,498)	(12,498)
Sell	PHP	690,674	7/5/2016	DUB	522	—	522
Sell	PHP	637,545	7/5/2016	DUB	712	—	712
Buy	EUR	40,234	7/14/2016	DUB	—	(957)	(957)
Buy	JPY	160,500	7/14/2016	DUB	1,890	—	1,890
Buy	JPY	61,938	7/14/2016	DUB	735	—	735
Sell	CAD	294,829	7/14/2016	DUB	2,075	—	2,075
Sell	ZAR	60,014	7/14/2016	DUB	—	(1,179)	(1,179)
Sell	EUR	833,431	7/14/2016	DUB	19,534	—	19,534
Sell	EUR	8,452	7/14/2016	DUB	200	—	200
Sell	ZAR	446,986	7/14/2016	DUB	—	(19,130)	(19,130)
Sell	SEK	328,118	7/14/2016	DUB	8,977	—	8,977
Buy	PHP	20,177,777	7/18/2016	DUB	—	(337,259)	(337,259)
Sell	PHP	14,389,941	7/18/2016	DUB	—	(8,095)	(8,095)
Sell	PHP	5,787,836	7/18/2016	DUB	11,517	—	11,517
Buy	MYR	1,610,672	7/20/2016	DUB	—	(8,540)	(8,540)
Buy	MYR	3,179,962	7/20/2016	DUB	—	(13,844)	(13,844)
Buy	MYR	41,382	7/20/2016	DUB	—	(175)	(175)
Buy	MYR	123,898	7/20/2016	DUB	1,427	—	1,427
Buy	MYR	433,642	7/20/2016	DUB	—	(1,843)	(1,843)
Buy	MYR	697,049	7/20/2016	DUB	—	(2,937)	(2,937)
Buy	MYR	1,780,907	7/20/2016	DUB	—	(6,970)	(6,970)
Buy	MYR	619,489	7/20/2016	DUB	—	(2,092)	(2,092)
Buy	MYR	495,591	7/20/2016	DUB	—	(2,169)	(2,169)

See accompanying notes

12

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	MYR	185,847	7/20/2016	DUB	$2,032	$—	$2,032
Buy	MYR	247,796	7/20/2016	DUB	2,457	—	2,457
Buy	INR	2,068,813	7/20/2016	DUB	5,894	—	5,894
Buy	MYR	61,949	7/20/2016	DUB	1,013	—	1,013
Buy	INR	53,345,812	7/20/2016	DUB	—	(171,348)	(171,348)
Buy	MYR	2,911,599	7/20/2016	DUB	15,013	—	15,013
Buy	MYR	3,097,446	7/20/2016	DUB	6,905	—	6,905
Buy	MYR	619,489	7/20/2016	DUB	—	(3,331)	(3,331)
Buy	MYR	247,796	7/20/2016	DUB	1,987	—	1,987
Buy	MYR	1,090,301	7/20/2016	DUB	6,496	—	6,496
Buy	MYR	1,635,451	7/20/2016	DUB	8,654	—	8,654
Buy	MYR	1,424,825	7/20/2016	DUB	23,206	—	23,206
Buy	INR	3,177,105	7/20/2016	DUB	—	(9,166)	(9,166)
Buy	MYR	1,300,927	7/20/2016	DUB	3,670	—	3,670
Buy	MYR	3,159,395	7/20/2016	DUB	—	(6,734)	(6,734)
Buy	MYR	185,847	7/20/2016	DUB	—	(32)	(32)
Buy	MYR	991,183	7/20/2016	DUB	—	(4,910)	(4,910)
Sell	INR	3,398,764	7/20/2016	DUB	—	(569)	(569)
Sell	INR	1,810,211	7/20/2016	DUB	—	(6,380)	(6,380)
Sell	INR	3,338,325	7/20/2016	DUB	—	(27,706)	(27,706)
Sell	INR	3,338,177	7/20/2016	DUB	—	(28,675)	(28,675)
Sell	INR	2,559,269	7/20/2016	DUB	—	(22,764)	(22,764)
Sell	INR	3,786,666	7/20/2016	DUB	—	(28,486)	(28,486)
Sell	MYR	123,898	7/20/2016	DUB	—	(1,917)	(1,917)
Sell	MYR	61,949	7/20/2016	DUB	—	(973)	(973)
Sell	INR	997,463	7/20/2016	DUB	—	(7,713)	(7,713)
Sell	INR	1,071,349	7/20/2016	DUB	—	(8,653)	(8,653)
Sell	MYR	812,026	7/20/2016	DUB	—	(20,289)	(20,289)
Sell	MYR	812,274	7/20/2016	DUB	—	(21,365)	(21,365)
Sell	MYR	2,075,289	7/20/2016	DUB	—	(40,793)	(40,793)
Sell	MYR	1,848,060	7/20/2016	DUB	—	(35,886)	(35,886)
Sell	MYR	722,820	7/20/2016	DUB	—	(14,501)	(14,501)
Sell	MYR	61,949	7/20/2016	DUB	—	(490)	(490)
Sell	INR	517,203	7/20/2016	DUB	—	(2,966)	(2,966)
Sell	INR	332,488	7/20/2016	DUB	—	(1,693)	(1,693)
Sell	INR	1,893,259	7/20/2016	DUB	—	(14,523)	(14,523)
Sell	INR	3,694,308	7/20/2016	DUB	—	(27,146)	(27,146)
Sell	INR	1,893,407	7/20/2016	DUB	—	(15,001)	(15,001)
Sell	MYR	660,871	7/20/2016	DUB	—	(15,749)	(15,749)
Sell	MYR	660,623	7/20/2016	DUB	—	(15,774)	(15,774)
Sell	MYR	812,274	7/20/2016	DUB	—	(19,702)	(19,702)
Sell	MYR	812,274	7/20/2016	DUB	—	(20,142)	(20,142)
Sell	MYR	1,624,548	7/20/2016	DUB	—	(40,399)	(40,399)
Sell	INR	21,020,614	7/20/2016	DUB	—	(257,222)	(257,222)
Sell	INR	738,862	7/20/2016	DUB	—	(5,487)	(5,487)
Sell	INR	849,691	7/20/2016	DUB	—	(6,422)	(6,422)
Sell	MYR	185,847	7/20/2016	DUB	—	(3,752)	(3,752)
Sell	MYR	61,949	7/20/2016	DUB	—	(1,012)	(1,012)
Sell	INR	4,563,209	7/20/2016	DUB	—	(25,636)	(25,636)
Sell	INR	2,281,605	7/20/2016	DUB	—	(13,751)	(13,751)
Sell	INR	1,368,963	7/20/2016	DUB	—	(8,650)	(8,650)
Sell	INR	6,600,399	7/20/2016	DUB	—	(39,588)	(39,588)
Sell	INR	1,034,406	7/20/2016	DUB	—	(7,366)	(7,366)
Sell	INR	4,049,110	7/20/2016	DUB	—	(31,486)	(31,486)
Sell	INR	22,239,736	7/20/2016	DUB	—	(220,716)	(220,716)
Sell	INR	7,388,617	7/20/2016	DUB	—	(71,186)	(71,186)
Sell	MYR	1,321,742	7/20/2016	DUB	—	(21,686)	(21,686)
Sell	MYR	8,156,442	7/20/2016	DUB	—	(137,928)	(137,928)
Sell	INR	1,669,680	7/20/2016	DUB	—	(11,264)	(11,264)
Sell	INR	1,669,827	7/20/2016	DUB	—	(11,070)	(11,070)
Buy	KRW	1,899,207	7/22/2016	DUB	4,523	—	4,523
Buy	KRW	1,425,273	7/22/2016	DUB	3,517	—	3,517

See accompanying notes

13

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	KRW	390,605	7/22/2016	DUB	$927	$—	$927
Buy	KRW	1,145,774	7/22/2016	DUB	2,332	—	2,332
Buy	KRW	1,906,151	7/22/2016	DUB	1,637	—	1,637
Buy	KRW	476,538	7/22/2016	DUB	525	—	525
Buy	KRW	477,406	7/22/2016	DUB	608	—	608
Buy	KRW	24,738,295	7/22/2016	DUB	278,555	—	278,555
Buy	KRW	86,801	7/22/2016	DUB	24	—	24
Buy	KRW	86,801	7/22/2016	DUB	52	—	52
Buy	KRW	260,403	7/22/2016	DUB	—	(239)	(239)
Buy	KRW	173,602	7/22/2016	DUB	—	(205)	(205)
Buy	KRW	86,801	7/22/2016	DUB	50	—	50
Buy	KRW	173,602	7/22/2016	DUB	—	(174)	(174)
Buy	KRW	173,602	7/22/2016	DUB	93	—	93
Buy	KRW	434,005	7/22/2016	DUB	—	(15)	(15)
Buy	KRW	434,005	7/22/2016	DUB	—	—	—
Buy	KRW	520,806	7/22/2016	DUB	45	—	45
Buy	KRW	694,408	7/22/2016	DUB	5,970	—	5,970
Buy	KRW	694,408	7/22/2016	DUB	2,415	—	2,415
Buy	KRW	781,209	7/22/2016	DUB	1,970	—	1,970
Buy	KRW	1,128,414	7/22/2016	DUB	2,805	—	2,805
Buy	KRW	434,005	7/22/2016	DUB	1,939	—	1,939
Buy	KRW	607,607	7/22/2016	DUB	2,892	—	2,892
Buy	KRW	173,602	7/22/2016	DUB	749	—	749
Buy	KRW	607,607	7/22/2016	DUB	2,050	—	2,050
Buy	KRW	1,171,814	7/22/2016	DUB	7,890	—	7,890
Buy	KRW	3,602,243	7/22/2016	DUB	24,040	—	24,040
Buy	KRW	434,005	7/22/2016	DUB	1,755	—	1,755
Buy	KRW	520,806	7/22/2016	DUB	2,147	—	2,147
Buy	KRW	347,204	7/22/2016	DUB	1,371	—	1,371
Buy	KRW	173,602	7/22/2016	DUB	696	—	696
Buy	KRW	434,005	7/22/2016	DUB	1,778	—	1,778
Buy	KRW	29,512	7/22/2016	DUB	—	(108)	(108)
Buy	KRW	664,896	7/22/2016	DUB	—	(2,381)	(2,381)
Buy	KRW	520,806	7/22/2016	DUB	898	—	898
Buy	KRW	520,806	7/22/2016	DUB	2,515	—	2,515
Buy	KRW	954,811	7/22/2016	DUB	7,850	—	7,850
Buy	KRW	3,819,246	7/22/2016	DUB	34,364	—	34,364
Buy	KRW	86,801	7/22/2016	DUB	355	—	355
Buy	KRW	694,408	7/22/2016	DUB	5,740	—	5,740
Buy	KRW	607,607	7/22/2016	DUB	4,538	—	4,538
Buy	KRW	694,408	7/22/2016	DUB	5,733	—	5,733
Buy	KRW	347,204	7/22/2016	DUB	2,579	—	2,579
Buy	KRW	434,005	7/22/2016	DUB	3,372	—	3,372
Buy	KRW	260,403	7/22/2016	DUB	1,885	—	1,885
Buy	KRW	260,403	7/22/2016	DUB	1,860	—	1,860
Buy	KRW	378,453	7/22/2016	DUB	423	—	423
Buy	KRW	1,410,517	7/22/2016	DUB	1,455	—	1,455
Buy	KRW	1,513,810	7/22/2016	DUB	1,759	—	1,759
Buy	KRW	2,821,034	7/22/2016	DUB	—	(1,470)	(1,470)
Buy	KRW	3,020,676	7/22/2016	DUB	2,358	—	2,358
Buy	KRW	2,447,789	7/22/2016	DUB	1,508	—	1,508
Buy	KRW	2,734,233	7/22/2016	DUB	—	(1,686)	(1,686)
Buy	KRW	694,408	7/22/2016	DUB	163	—	163
Buy	KRW	1,794,177	7/22/2016	DUB	3,296	—	3,296
Buy	KRW	1,880,979	7/22/2016	DUB	2,925	—	2,925
Buy	KRW	1,880,110	7/22/2016	DUB	2,428	—	2,428
Sell	KRW	1,909,623	7/22/2016	DUB	1,012	—	1,012
Sell	KRW	1,388,817	7/22/2016	DUB	—	(36,963)	(36,963)
Sell	KRW	2,864,434	7/22/2016	DUB	—	(72,225)	(72,225)
Sell	KRW	1,388,817	7/22/2016	DUB	—	(34,675)	(34,675)
Sell	KRW	2,864,434	7/22/2016	DUB	—	(75,882)	(75,882)
Sell	KRW	3,211,638	7/22/2016	DUB	—	(88,722)	(88,722)

See accompanying notes

14

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	KRW	3,819,246	7/22/2016	DUB	$—	$(107,857)	$(107,857)
Sell	KRW	2,256,827	7/22/2016	DUB	—	(62,993)	(62,993)
Sell	KRW	2,343,628	7/22/2016	DUB	—	(65,993)	(65,993)
Sell	KRW	3,385,240	7/22/2016	DUB	—	(95,600)	(95,600)
Sell	KRW	2,857,490	7/22/2016	DUB	—	(74,099)	(74,099)
Sell	KRW	2,856,622	7/22/2016	DUB	—	(73,888)	(73,888)
Sell	KRW	2,625,731	7/22/2016	DUB	—	(68,241)	(68,241)
Sell	KRW	2,857,490	7/22/2016	DUB	—	(74,452)	(74,452)
Sell	KRW	3,747,201	7/22/2016	DUB	—	(87,392)	(87,392)
Sell	KRW	3,746,333	7/22/2016	DUB	—	(85,510)	(85,510)
Sell	KRW	4,311,407	7/22/2016	DUB	—	(102,228)	(102,228)
Sell	KRW	1,996,424	7/22/2016	DUB	—	(45,121)	(45,121)
Sell	KRW	694,408	7/22/2016	DUB	—	(18,367)	(18,367)
Sell	KRW	520,806	7/22/2016	DUB	—	(10,259)	(10,259)
Sell	KRW	8,419,700	7/22/2016	DUB	—	(200,058)	(200,058)
Sell	KRW	6,423,277	7/22/2016	DUB	—	(155,277)	(155,277)
Buy	TWD	310,137	7/25/2016	DUB	—	(206)	(206)
Buy	TWD	155,069	7/25/2016	DUB	—	(100)	(100)
Buy	TWD	23,570,429	7/25/2016	DUB	—	(10,086)	(10,086)
Buy	TWD	77,534	7/25/2016	DUB	—	(437)	(437)
Buy	TWD	77,534	7/25/2016	DUB	—	(493)	(493)
Buy	TWD	310,137	7/25/2016	DUB	—	(190)	(190)
Buy	TWD	310,137	7/25/2016	DUB	—	(790)	(790)
Buy	TWD	310,137	7/25/2016	DUB	—	(470)	(470)
Buy	TWD	775,343	7/25/2016	DUB	—	(1,778)	(1,778)
Buy	TWD	77,534	7/25/2016	DUB	—	(79)	(79)
Sell	TWD	232,603	7/25/2016	DUB	1	—	1
Sell	TWD	155,069	7/25/2016	DUB	38	—	38
Sell	TWD	1,395,618	7/25/2016	DUB	8,264	—	8,264
Sell	TWD	2,713,701	7/25/2016	DUB	—	(20,399)	(20,399)
Sell	TWD	310,137	7/25/2016	DUB	—	(2,331)	(2,331)
Sell	TWD	2,868,769	7/25/2016	DUB	—	(15,592)	(15,592)
Sell	TWD	310,137	7/25/2016	DUB	—	(1,783)	(1,783)
Sell	TWD	155,069	7/25/2016	DUB	—	(897)	(897)
Sell	TWD	3,489,044	7/25/2016	DUB	—	(36,641)	(36,641)
Sell	TWD	232,603	7/25/2016	DUB	—	(326)	(326)
Sell	TWD	155,069	7/25/2016	DUB	—	(217)	(217)
Sell	TWD	232,603	7/25/2016	DUB	—	(95)	(95)
Sell	TWD	77,534	7/25/2016	DUB	—	(85)	(85)
Sell	TWD	542,740	7/25/2016	DUB	—	(3,033)	(3,033)
Sell	TWD	387,672	7/25/2016	DUB	—	(1,452)	(1,452)
Sell	TWD	155,069	7/25/2016	DUB	—	(476)	(476)
Sell	TWD	620,274	7/25/2016	DUB	—	(1,941)	(1,941)
Sell	TWD	930,412	7/25/2016	DUB	—	(5,405)	(5,405)
Sell	TWD	155,068	7/25/2016	DUB	—	(159)	(159)
Sell	PHP	53,058	8/5/2016	DUB	59	—	59
Sell	PHP	21,276,392	8/5/2016	DUB	23,938	—	23,938
Sell	PHP	265,292	8/5/2016	DUB	270	—	270
Sell	PHP	318,350	8/5/2016	DUB	—	(81)	(81)
Buy	KRW	2,734,233	7/22/2016	DUB	—	(1,686)	(1,686)
Buy	BRL	653,737	7/5/2016	HUS	54,473	—	54,473
Buy	BRL	653,737	7/5/2016	HUS	51,766	—	51,766
Buy	BRL	965,041	7/5/2016	HUS	53,866	—	53,866
Buy	BRL	155,652	7/5/2016	HUS	10,223	—	10,223
Buy	BRL	280,173	7/5/2016	HUS	16,352	—	16,352
Buy	BRL	93,391	7/5/2016	HUS	9,527	—	9,527
Buy	BRL	1,027,301	7/5/2016	HUS	73,792	—	73,792
Buy	BRL	7,564,673	7/5/2016	HUS	853,356	—	853,356
Buy	BRL	155,652	7/5/2016	HUS	15,807	—	15,807
Buy	BRL	155,652	7/5/2016	HUS	15,799	—	15,799
Buy	BRL	186,782	7/5/2016	HUS	18,847	—	18,847
Buy	BRL	62,261	7/5/2016	HUS	6,230	—	6,230

See accompanying notes

15

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	BRL	93,391	7/5/2016	HUS	$9,357	$—	$9,357
Buy	BRL	62,261	7/5/2016	HUS	6,229	—	6,229
Buy	BRL	31,130	7/5/2016	HUS	3,121	—	3,121
Buy	BRL	93,391	7/5/2016	HUS	9,313	—	9,313
Buy	BRL	124,521	7/5/2016	HUS	12,411	—	12,411
Buy	BRL	93,391	7/5/2016	HUS	9,296	—	9,296
Buy	BRL	124,521	7/5/2016	HUS	12,398	—	12,398
Buy	BRL	155,652	7/5/2016	HUS	16,154	—	16,154
Buy	BRL	466,955	7/5/2016	HUS	53,755	—	53,755
Buy	BRL	466,955	7/5/2016	HUS	53,675	—	53,675
Buy	BRL	124,521	7/5/2016	HUS	12,995	—	12,995
Buy	BRL	155,652	7/5/2016	HUS	16,287	—	16,287
Buy	BRL	217,913	7/5/2016	HUS	22,725	—	22,725
Buy	BRL	93,391	7/5/2016	HUS	9,376	—	9,376
Buy	BRL	155,652	7/5/2016	HUS	15,643	—	15,643
Buy	BRL	186,782	7/5/2016	HUS	18,762	—	18,762
Buy	BRL	249,043	7/5/2016	HUS	25,066	—	25,066
Buy	BRL	31,130	7/5/2016	HUS	3,147	—	3,147
Buy	BRL	124,521	7/5/2016	HUS	12,571	—	12,571
Buy	BRL	217,913	7/5/2016	HUS	18,369	—	18,369
Buy	BRL	155,652	7/5/2016	HUS	11,957	—	11,957
Buy	BRL	155,652	7/5/2016	HUS	11,957	—	11,957
Buy	BRL	342,434	7/5/2016	HUS	24,964	—	24,964
Buy	BRL	871,650	7/5/2016	HUS	82,272	—	82,272
Buy	BRL	4,918,594	7/5/2016	HUS	451,431	—	451,431
Buy	BRL	3,688,946	7/5/2016	HUS	345,228	—	345,228
Buy	BRL	544,781	7/5/2016	HUS	49,548	—	49,548
Buy	BRL	93,391	7/5/2016	HUS	7,826	—	7,826
Buy	BRL	155,652	7/5/2016	HUS	13,055	—	13,055
Buy	BRL	1,867,821	7/5/2016	HUS	170,008	—	170,008
Buy	BRL	2,272,515	7/5/2016	HUS	206,610	—	206,610
Buy	BRL	5,510,071	7/5/2016	HUS	504,698	—	504,698
Sell	BRL	31,130	7/5/2016	HUS	—	(2,086)	(2,086)
Sell	BRL	62,261	7/5/2016	HUS	—	(4,199)	(4,199)
Sell	BRL	217,912	7/5/2016	HUS	—	(26,258)	(26,258)
Sell	BRL	249,043	7/5/2016	HUS	—	(30,057)	(30,057)
Sell	BRL	684,868	7/5/2016	HUS	—	(83,791)	(83,791)
Sell	BRL	653,737	7/5/2016	HUS	—	(79,292)	(79,292)
Sell	BRL	217,912	7/5/2016	HUS	—	(26,121)	(26,121)
Sell	BRL	1,961,212	7/5/2016	HUS	—	(84,279)	(84,279)
Sell	BRL	404,694	7/5/2016	HUS	—	(46,390)	(46,390)
Sell	BRL	498,085	7/5/2016	HUS	—	(41,432)	(41,432)
Sell	BRL	155,652	7/5/2016	HUS	—	(11,260)	(11,260)
Sell	BRL	529,216	7/5/2016	HUS	—	(36,248)	(36,248)
Sell	BRL	31,130	7/5/2016	HUS	—	(2,082)	(2,082)
Sell	BRL	31,130	7/5/2016	HUS	—	(2,087)	(2,087)
Sell	BRL	30,632,257	7/5/2016	HUS	—	(1,746,304)	(1,746,304)
Buy	BRL	466,955	7/5/2016	HUS	35,884	—	35,884
Buy	BRL	93,391	7/5/2016	HUS	9,482	—	9,482
Buy	COP	2,660,025	7/22/2016	HUS	50,893	—	50,893
Sell	COP	204,617	7/22/2016	HUS	—	(5,026)	(5,026)
Sell	COP	750,264	7/22/2016	HUS	—	(15,891)	(15,891)
Sell	COP	204,617	7/22/2016	HUS	—	(4,157)	(4,157)
Sell	COP	68,206	7/22/2016	HUS	—	(1,048)	(1,048)
Sell	COP	682,058	7/22/2016	HUS	—	(21,781)	(21,781)
Sell	COP	750,264	7/22/2016	HUS	—	(26,412)	(26,412)
Buy	BRL	30,366,622	8/2/2016	HUS	1,708,653	—	1,708,653
Sell	BRL	401,185	8/2/2016	HUS	—	(6,120)	(6,120)
Sell	BRL	1,049,253	8/2/2016	HUS	—	(14,435)	(14,435)
Sell	BRL	1,018,393	8/2/2016	HUS	—	(11,927)	(11,927)
Sell	BRL	648,068	8/2/2016	HUS	—	(6,357)	(6,357)
Sell	BRL	432,045	8/2/2016	HUS	—	(17,918)	(17,918)

See accompanying notes

16

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	BRL	185,162	8/2/2016	HUS	$—	$(1,727)	$(1,727)
Sell	BRL	555,487	8/2/2016	HUS	—	(5,415)	(5,415)
Sell	BRL	185,162	8/2/2016	HUS	—	(211)	(211)
Sell	BRL	246,883	8/2/2016	HUS	450	—	450
Buy	CLP	6,400,164	8/10/2016	HUS	177,890	—	177,890
Buy	COP	67,925	8/10/2016	HUS	1,164	—	1,164
Buy	COP	475,477	8/10/2016	HUS	—	(2,870)	(2,870)
Buy	COP	67,925	8/10/2016	HUS	—	(197)	(197)
Buy	CLP	263,536	8/10/2016	HUS	3,192	—	3,192
Buy	CLP	263,536	8/10/2016	HUS	3,200	—	3,200
Buy	CLP	451,776	8/10/2016	HUS	5,996	—	5,996
Buy	COP	67,925	8/10/2016	HUS	—	(1,135)	(1,135)
Buy	COP	475,477	8/10/2016	HUS	—	(5,966)	(5,966)
Buy	CLP	376,480	8/10/2016	HUS	4,538	—	4,538
Buy	CLP	451,776	8/10/2016	HUS	5,277	—	5,277
Buy	CLP	451,776	8/10/2016	HUS	7,061	—	7,061
Buy	COP	611,327	8/10/2016	HUS	6,432	—	6,432
Buy	COP	135,851	8/10/2016	HUS	2,248	—	2,248
Buy	CLP	376,480	8/10/2016	HUS	5,326	—	5,326
Buy	COP	67,925	8/10/2016	HUS	803	—	803
Buy	CLP	752,961	8/10/2016	HUS	12,179	—	12,179
Buy	CLP	225,888	8/10/2016	HUS	8,322	—	8,322
Buy	COP	67,925	8/10/2016	HUS	1,760	—	1,760
Buy	COP	67,925	8/10/2016	HUS	2,327	—	2,327
Buy	COP	67,925	8/10/2016	HUS	1,908	—	1,908
Buy	CLP	602,368	8/10/2016	HUS	10,985	—	10,985
Buy	CLP	1,355,329	8/10/2016	HUS	25,158	—	25,158
Buy	CLP	752,961	8/10/2016	HUS	16,964	—	16,964
Buy	COP	67,925	8/10/2016	HUS	1,222	—	1,222
Buy	CLP	1,807,105	8/10/2016	HUS	40,204	—	40,204
Buy	COP	67,925	8/10/2016	HUS	1,333	—	1,333
Buy	COP	67,925	8/10/2016	HUS	1,279	—	1,279
Buy	CLP	228,900	8/10/2016	HUS	4,801	—	4,801
Buy	CLP	1,251,420	8/10/2016	HUS	24,457	—	24,457
Buy	CLP	477,377	8/10/2016	HUS	9,996	—	9,996
Buy	COP	67,925	8/10/2016	HUS	1,541	—	1,541
Buy	COP	475,477	8/10/2016	HUS	—	(2,417)	(2,417)
Buy	COP	475,477	8/10/2016	HUS	175	—	175
Buy	COP	543,402	8/10/2016	HUS	649	—	649
Buy	COP	67,925	8/10/2016	HUS	—	(343)	(343)
Buy	COP	67,925	8/10/2016	HUS	—	(153)	(153)
Sell	CLP	75,296	8/10/2016	HUS	—	(2,062)	(2,062)
Sell	CLP	602,368	8/10/2016	HUS	—	(16,941)	(16,941)
Sell	CLP	451,776	8/10/2016	HUS	—	(7,876)	(7,876)
Sell	CLP	75,296	8/10/2016	HUS	59	—	59
Sell	CLP	75,296	8/10/2016	HUS	—	(1)	(1)
Sell	CLP	451,776	8/10/2016	HUS	1,464	—	1,464
Sell	COP	67,925	8/10/2016	HUS	—	(2,137)	(2,137)
Sell	CLP	225,888	8/10/2016	HUS	—	(4,706)	(4,706)
Sell	COP	67,925	8/10/2016	HUS	—	(2,035)	(2,035)
Sell	COP	67,925	8/10/2016	HUS	—	(2,192)	(2,192)
Sell	COP	750,264	7/22/2016	HUS	—	(15,891)	(15,891)
Sell	CLP	75,296	8/10/2016	HUS	—	(940)	(940)
Sell	CLP	75,296	8/10/2016	HUS	—	(254)	(254)
Buy	AUD	2,683,389	7/5/2016	RBS	16,533	—	16,533
Sell	EUR	146,487	7/5/2016	RBS	—	(251)	(251)
Sell	JPY	2,615,659	7/5/2016	RBS	25,761	—	25,761
Sell	GBP	2,567,980	7/5/2016	RBS	9,715	—	9,715
Buy	PEN	75,977	7/13/2016	RBS	427	—	427
Buy	PEN	75,977	7/13/2016	RBS	1,249	—	1,249
Buy	PEN	75,977	7/13/2016	RBS	282	—	282
Buy	PEN	303,909	7/13/2016	RBS	2,230	—	2,230

See accompanying notes

17

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	PEN	151,955	7/13/2016	RBS	$782	$—	$782
Buy	PEN	75,977	7/13/2016	RBS	275	—	275
Buy	PEN	75,977	7/13/2016	RBS	749	—	749
Buy	PEN	75,977	7/13/2016	RBS	794	—	794
Buy	PEN	75,977	7/13/2016	RBS	760	—	760
Buy	PEN	75,977	7/13/2016	RBS	803	—	803
Buy	PEN	75,977	7/13/2016	RBS	1,542	—	1,542
Buy	PEN	75,977	7/13/2016	RBS	1,310	—	1,310
Buy	PEN	75,977	7/13/2016	RBS	1,395	—	1,395
Buy	PEN	75,977	7/13/2016	RBS	1,449	—	1,449
Buy	PEN	75,977	7/13/2016	RBS	1,029	—	1,029
Buy	PEN	75,977	7/13/2016	RBS	1,076	—	1,076
Buy	PEN	75,977	7/13/2016	RBS	925	—	925
Buy	PEN	797,761	7/13/2016	RBS	9,229	—	9,229
Buy	PEN	797,761	7/13/2016	RBS	8,242	—	8,242
Buy	PEN	1,215,636	7/13/2016	RBS	12,553	—	12,553
Buy	PEN	1,253,625	7/13/2016	RBS	12,079	—	12,079
Buy	PEN	1,253,625	7/13/2016	RBS	12,639	—	12,639
Buy	PEN	75,977	7/13/2016	RBS	952	—	952
Buy	PEN	75,977	7/13/2016	RBS	1,149	—	1,149
Buy	PEN	151,955	7/13/2016	RBS	1,998	—	1,998
Buy	PEN	1,215,636	7/13/2016	RBS	12,285	—	12,285
Buy	PEN	1,253,625	7/13/2016	RBS	12,579	—	12,579
Buy	PEN	1,253,625	7/13/2016	RBS	12,672	—	12,672
Buy	PEN	151,955	7/13/2016	RBS	600	—	600
Buy	PEN	151,955	7/13/2016	RBS	715	—	715
Buy	PEN	75,977	7/13/2016	RBS	512	—	512
Sell	PEN	455,864	7/13/2016	RBS	—	(4,608)	(4,608)
Sell	PEN	759,773	7/13/2016	RBS	—	(658)	(658)
Sell	PEN	75,977	7/13/2016	RBS	—	(871)	(871)
Sell	PEN	75,977	7/13/2016	RBS	—	(845)	(845)
Sell	PEN	227,932	7/13/2016	RBS	—	(1,736)	(1,736)
Sell	PEN	151,955	7/13/2016	RBS	—	(852)	(852)
Sell	PEN	75,977	7/13/2016	RBS	—	(376)	(376)
Sell	PEN	75,977	7/13/2016	RBS	—	(417)	(417)
Sell	PEN	303,909	7/13/2016	RBS	—	(509)	(509)
Buy	AUD	208,804	7/14/2016	RBS	85	—	85
Buy	GBP	974,787	7/14/2016	RBS	—	(94,137)	(94,137)
Buy	HKD	447,896	7/14/2016	RBS	42	—	42
Sell	EUR	3,442,399	7/14/2016	RBS	41,373	—	41,373
Sell	AUD	5,252,719	7/14/2016	RBS	—	(40,221)	(40,221)
Buy	PEN	378,468	8/17/2016	RBS	—	(913)	(913)
Buy	PEN	454,162	8/17/2016	RBS	4,852	—	4,852
Buy	PEN	75,694	8/17/2016	RBS	1,280	—	1,280
Buy	PEN	151,387	8/17/2016	RBS	1,931	—	1,931
Buy	PEN	75,694	8/17/2016	RBS	872	—	872
Buy	PEN	75,694	8/17/2016	RBS	784	—	784

					$6,438,905	$(6,353,543)	$85,362

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

See accompanying notes

18

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Glossary

Counterparty Abbreviations:
DUB	Deutsche Bank AG	RBS	Royal Bank Of Scotland
HUS	HSBC Bank Plc

Currency Abbreviations:
AUD	Australian Dollar	GBP	Pound Sterling	PEN	Peruvian Nuevo Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	TWD	New Taiwan Dollar
COP	Columbian Peso	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	MYR	Malaysian Ringgit

See accompanying notes

19

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares		Fair Value
			(000’s)
LONG SECURITIES

COMMON STOCKS - 13.18%

CONSUMER DISCRETIONARY - 4.54%
Automobiles - 0.16%
Ford Motor Co.	9,771		$123
General Motors Co.	4,240		120

			243

Hotels, Restaurants & Leisure - 0.40%
Carnival Corp.	9,050		400
Rezidor Hotel Group ABA	51,172		212

			612

Household Durables - 0.35%
Lennar Corp., Class B	14,781		551

Internet & Catalog Retail - 0.33%
Liberty Tripadvisor Holdings, Inc.B	23,921		523

Media - 2.07%
Discovery Communications, Inc., Class CB	54,600		1,301
Liberty Global PLC, Class AB C	31,300		910
Liberty Media Group, Class AB	22,346		428
News Corp., Class A	23,331		265
RELX N.V.	3,051		53
Viacom, Inc., Class B	6,988		290

			3,247

Textiles & Apparel - 1.23%
Under Armour, Inc.B	52,778		1,921

Total Consumer Discretionary			7,097

CONSUMER STAPLES - 1.08%
Beverages - 0.08%
Coca-Cola Co.	2,844		129

Food Products - 0.10%
Kellogg Co.	1,900		155

Household Products - 0.81%
Central Garden and Pet Co.B	52,234		1,134
Procter & Gamble Co.	1,603		136

			1,270

Tobacco - 0.09%
Reynolds American, Inc.	2,500		135

Total Consumer Staples			1,689

ENERGY - 0.03%
Oil & Gas - 0.03%
Seadrill Ltd. B	13,300		43

FINANCIALS - 2.92%
Banks - 0.25%
Bank of Kyoto Ltd.A	44,695		273
M&T Bank Corp.	1,029		122

			395

Diversified Financials - 2.40%
AR Capital Acquisition Corp.B E	67,331	D	669
Arowana, Inc.B E	2,500	D	26

See accompanying notes

20

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares		Fair Value
			(000’s)
Barington/Hilco Acquisition Corp.B E	2,024	D	$20
Boulevard Acquisition Corp. IIB E	66,358		647
Boulevard Acquisition Corp. IIB E	9,464	D	94
Capitol Acquisition Corp. IIIB E	9,300	D	92
Double Eagle Acquisition Corp.B E	8,011	D	80
Electrum Special Acquisition Corp.B E	68,228	D	664
Gores Holdings, Inc.B E	9,000	D	89
GP Investments Acquisition Corp.B E	4,510	D	44
Hennessy Capital Acquisition Corp. IIB E	56,686	D	527
Hydra Industries Acquisition Corp.B E	15,534	D	154
Industrivarden AB, C SharesA	14,886		241
Pace Holdings Corp.B K	1		—
Pace Holdings Corp.B E	8,011	D	80
Quinpario Acquisition Corp. 2B E	13,513	D	134
Terrapin 3 Acquisition Corp.B E	18,332	D	182

			3,743

Insurance - 0.27%
Berkshire Hathaway, Inc., Class BB	900		130
Crawford & Company, Class A	38,333		292

			422

Total Financials			4,560

HEALTH CARE - 0.49%
Biotechnology - 0.08%
Gilead Sciences, Inc.	1,551		129

Health Care Providers & Services - 0.17%
Alere, Inc.B	6,300		263

Pharmaceuticals - 0.24%
Abbott Laboratories	3,412		134
Pfizer, Inc.	3,878		137
Valeant Pharmaceuticals International, Inc.	4,778		96

			367

Total Health Care			759

INDUSTRIALS - 1.27%
Aerospace & Defense - 0.57%
Boeing Co.	1,400		182
HEICO Corp., Class A	10,804		580
United Technologies Corp.	1,293		133

			895

Machinery - 0.69%
Volvo AB, A SharesA	109,450		1,079

Trading Companies & Distributors - 0.01%
Nexeo Solutions Inc.B	11,920		8

Total Industrials			1,982

INFORMATION TECHNOLOGY - 1.77%
Communications Equipment - 0.09%
Cisco Systems, Inc.	4,808		138

Computers & Peripherals - 0.31%
Apple, Inc.	1,397		134
Lexmark International, Inc., Class A	9,300		350

			484

Electronic Equipment & Instruments - 0.40%
Ingram Micro, Inc., Class A	9,500		330

See accompanying notes

21

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Rofin-Sinar Technologies, Inc.B	9,100	$291

		621

Internet Software & Services - 0.53%
Alphabet, Inc., Class AB	401	282
Global Eagle Entertainment, Inc.B	6,850	45
Qihoo 360 Technology Co., Ltd., ADRB F	4,323	316
Yahoo, Inc.B	5,114	192

		835

Semiconductor Equipment & Products - 0.36%
Fairchild Semiconductor International, Inc.B	14,197	282
Intel Corp.	4,240	139
Qualcomm, Inc.	2,600	139

		560

Software - 0.08%
Microsoft Corp.	2,481	127

Total Information Technology		2,765

MATERIALS - 0.99%
Chemicals - 0.09%
Delta Technology Holdings Ltd.B	17,778	22
Dow Chemical Co.	2,533	126

		148

Metals & Mining - 0.90%
BHP Billiton PLC, ADRC F	32,838	833
Industrias Penoles S.A.B. de C.V.	24,022	574

		1,407

Total Materials		1,555

TELECOMMUNICATION SERVICES - 0.09%
Diversified Telecommunication Services - 0.09%
Verizon Communications, Inc.	2,533	141

Total COMMON STOCKS (Cost $20,293)		20,591

WARRANTS - 6.53%

CONSUMER DISCRETIONARY - 0.50%
Automobiles - 0.04%
Blue Bird Corp., 2/24/2020, Strike Price $11.50	60,432	66

Hotels, Restaurants & Leisure - 0.42%
Chanticleer Holdings, Inc., 6/21/2017, Strike Price $5.00	13,325	1
Del Taco Restaurants, Inc., 6/30/2020, Strike Price $11.50	334,616	649

		650

Media - 0.04%
Hemisphere Media Group, Inc., 4/4/2018, Strike Price $12.00	119,546	60

Retail - 0.00%
KBS Fashion Group Ltd., 1/22/2018, Strike Price $11.50K	40,000	—

Total Consumer Discretionary		776

ENERGY - 0.06%
Energy - 0.05%
FieldPoint Petroleum Corp., 3/23/2018, Strike Price $4.00	42,260	1
Sunworks, Inc., 3/9/2020, Strike Price $4.15	73,040	76

		77

See accompanying notes

22

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Oil & Gas - 0.01%
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00F	715,976	$12

Total Energy		89

FINANCIALS - 3.84%
Banks - 3.83%
Associated Banc-Corp., 11/21/2018, Strike Price $19.77	81,442	98
JPMorgan Chase & Co., 10/28/2018, Strike Price $42.204	76,097	1,541
M&T Bank Corp., 12/23/2018, Strike Price $73.86	3,176	138
PNC Financial Services Group, Inc., 12/31/2018, Strike Price $67.33	64,518	1,124
Signature Bank, 12/12/2018, Strike Price $30.21F	706	67
SunTrust Banks, Inc., 11/14/2018, Strike Price $44.15	299,404	1,272
TCF Financial Corp., 11/14/2018, Strike Price $16.93	101,692	146
Texas Capital Bancshares, Inc., 1/16/2019, Strike Price $14.84	6,348	203
Valley National Bancorp, 11/14/2018, Strike Price $16.11	43,064	3
Washington Federal, Inc., 11/14/2018, Strike Price $17.57	25,057	166
Wells Fargo & Co., 10/28/2018, Strike Price $33.896	15,465	211
Wintrust Financial Corp., 12/19/2018, Strike Price $22.82	10,522	298
Zions Bancorporation, 5/22/2020, Strike Price $36.1976	343,848	743

		6,010

Diversified Financials - 0.01%
Arowana, Inc., 5/1/2020, Strike Price $12.50E	117,141	8

Total Financials		6,018

HEALTH CARE - 0.16%
Biotechnology - 0.08%
BioTime, Inc., 10/1/2018, Strike Price $5.00	175,888	82
Cellectar Biosciences Inc., 4/8/2021, Strike Price $3.04F	45,853	44
ContraFect Corp., 1/31/2017, Strike Price $4.80	48,649	10

		136

Health Care Equipment & Supplies - 0.03%
LabStyle Innovations Corp., 3/8/2021, Strike Price $5.63	35,678	39

Pharmaceuticals - 0.05%
CEL-SCI Corp., 10/11/2018, Strike Price $1.25	20,000	3
EyeGate Pharmaceuticals, Inc., 7/31/2020, Strike Price $10.62	24,172	15
Kitov Pharmaceuticals Holdings, Ltd., ADR, 11/20/2020, Strike Price $4.13F	52,932	41
Oculus Innovative Sciences, Inc., 1/21/2020, Strike Price $1.30	74,513	16

		75

Total Health Care		250

INDUSTRIALS - 0.02%
Chemicals - 0.02%
AgroFresh Solutions, Inc., 2/19/2019, Strike Price $11.50	34,713	33

Commercial Services & Supplies - 0.00%
Tempus Applied Solutions Holdings, Inc., 7/31/2020, Strike Price $11.50K	37,152	—

Total Industrials		33

INFORMATION TECHNOLOGY - 0.16%
Computers & Peripherals - 0.16%
Applied DNA Sciences, Inc., 11/14/2019, Strike Price $3.50	99,617	107
Eastman Kodak Co., 9/3/2018, Strike Price $14.93	5,000	19
Eastman Kodak Co., 9/3/2018, Strike Price $16.12	42,679	132

		258

See accompanying notes

23

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Software & Services - 0.00%
RMG Networks Holding Corp., 4/8/2018, Strike Price $11.50K	59,907	$—

Total Information Technology		258

MATERIALS - 1.79%
Chemicals - 0.00%
Delta Technology Holdings Ltd., 12/18/2017, Strike Price $10.00F	9,990	2

Construction Materials - 1.13%
US Concrete, Inc., 8/31/2017, Strike Price $22.69	10,731	405
US Concrete, Inc., 8/31/2017, Strike Price $26.68	40,538	1,365

		1,770

Metals & Mining - 0.66%
Franco-Nevada Corp., 6/16/2017, Strike Price $75.00	46,815	1,026
New Gold, Inc., 6/28/2017, Strike Price $15.00	62,717	4

		1,030

Total Materials		2,802

Total WARRANTS (Cost $10,175)		10,226

CONVERTIBLE PREFERRED STOCKS - 6.35%

ENERGY - 0.31%
Oilfield Mach./Service - 0.31%
McDermott International, Inc., 6.25%, Due 4/1/2017	28,000	482

Power - 0.00%
SunEdison, Inc., 6.75%, Due 12/31/2029	500	4

Total Energy		486

FINANCE - 2.97%
HMO - 1.08%
Anthem, Inc., 5.25%, Due 5/1/2018	37,702	1,687

Insurance - 0.89%
Maiden Holdings Ltd., 7.25%, Due 9/15/2016	29,438	1,398

Real Estate Investment Trusts - 1.00%
Forestar Group, Inc., 6.00%, Due 12/15/2016	102,300	1,568

Total Finance		4,653

MANUFACTURING - 1.75%
William Lyon Homes, Inc., 6.50%, Due 12/01/2017	32,700	2,733

SERVICE - 1.32%
Teva Pharmaceutical Industries Ltd., 7.00%, Due 12/15/2018	2,500	2,068

Total CONVERTIBLE PREFERRED STOCKS (Cost $10,294)		9,940

PREFERRED STOCKS - 1.17% (Cost $1,800)

SERVICE - 1.17%
Mandatory Exchange Trust, 5.75%, Due 6/1/2019 B H	18,000	1,837

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 19.73%
Auto Manufacturing - 3.02%
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/2016	$5,617	3,364

See accompanying notes

24

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Tesla Motors, Inc., 1.50%, Due 6/1/2018	$810	$1,369

		4,733

Banks - 1.37%
Immunogen, Inc., 4.50%, Due 7/1/2021G	730	671
Intercept Pharmaceuticals, Inc., 3.25%, Due 7/1/2023	1,465	1,478

		2,149

Convertible Obligations - 1.68%
Cypress Semiconductor Corp., 4.50%, Due 1/15/2022G	1,280	1,368
Medicines Co., 2.75%, Due 7/15/2023G	1,325	1,270

		2,638

Electric - 0.63%
Chugoku Electric Power Co., 0.01%, Due 3/25/2020	100,000	974

Electronics - 0.23%
SunPower Corp., 4.00%, Due 1/15/2023G	417	367

Health Care Supply - 0.85%
Wright Medical Group, N.V., 2.25%, Due 11/15/2021G	1,298	1,335

Information / Data Technology - 2.48%
Cornerstone OnDemand, Inc., 1.50%, Due 7/1/2018	1,305	1,342
Mentor Graphics Corp., 4.00%, Due 4/1/2031	1,400	1,535
Unisys Corp., 5.50%, Due 3/1/2021G	1,000	1,008

		3,885

Internet Tech - 2.01%
j2 Global, Inc., 3.25%, Due 6/15/2029	1,000	1,120
Vipshop Holdings Ltd., 1.50%, Due 3/15/2019	1,038	1,020
Yahoo, Inc., 0.01%, Due 12/1/2018	1,000	993

		3,133

Metals & Mining - 1.18%
Alleghany Technologies, Inc., 4.75%, Due 7/1/2022	1,744	1,840

Pharmaceuticals - 1.69%
Depomed, Inc., 2.50%, Due 9/1/2021	1,606	1,938
Ionis Pharmaceuticals, Inc., 1.00%, Due 11/15/2021	1,000	707

		2,645

REIT - 0.87%
SL Green Operating Partnership LP, 3.00%, Due 10/15/2017 G I	1,000	1,358

Retail - 0.16%
Restoration Hardware Holdings, Inc., 0.01%, Due 7/15/2020 G	337	253

Telecom - 3.28%
America Movil S.A.B. de C.V., 5.50%, Due 9/17/2018	2,100	2,418
Telefonica Participacion Co., 4.90%, Due 9/25/2017	3,000	2,715

		5,133

Utilities - 0.28%
Dynegy, Inc., 7.00%, Due 7/1/2019	4	446

Total CONVERTIBLE OBLIGATIONS (Cost $31,735)		30,889

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.64%
Fannie Mae Interest Strip,
8.50%, Due 3/25/2023, 211 2	299	58
6.804%, Due 2/25/2024, 1996 45 SI	1,597	263
5.00%, Due 4/25/2034, 351 5	326	63
5.50%, Due 8/25/2035, 359 14	1,289	251
5.684%, Due 8/25/2035, 2005 73 ST	2,597	526
5.50%, Due 10/25/2035, 359 12	1,272	273
6.804%, Due 6/25/2036, 2006 46 ES	1,639	383
5.00%, Due 5/25/2039, 2009 50 GI	1,264	157
5.804%, Due 9/25/2045, 2015 66 AS	1,718	357

See accompanying notes

25

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Fannie Mae REMICS,
6.50%, Due 3/25/2027, 1997 9 CL H	$995	$158
7.566%, Due 9/17/2027, 1997 65 SIJ	1,910	430
7.304%, Due 3/25/2032, 2002 8 SCJ	171	37
6.554%, Due 9/25/2032, 2002 90 DSJ	1,031	189
7.554%, Due 12/25/2032, 2002 86 USJ	680	147
4.50%, Due 12/25/2033, 2003 119 GI	146	23
6.154%, Due 2/25/2035, 2005 2 SJ	221	50
6.184%, Due 7/25/2035, 2005 66 LSJ	2,511	576
6.254%, Due 3/25/2036, 2006 8 HLJ	2,169	493
6.124%, Due 6/25/2036, 2006 44 SFJ	3,404	642
5.604%, Due 11/25/2036, 2008 50 SAJ	216	42
6.144%, Due 11/25/2036, 2006 106 CSJ	2,511	543
6.194%, Due 12/25/2036, 2006 117 SAJ	1,742	386
6.054%, Due 2/25/2037, 2007 1 NIJ	1,766	310
7.00%, Due 2/25/2037, 381 17	1,067	256
5.00%, Due 3/25/2039, 2009 11 TI	1,152	193
5.00%, Due 2/25/2040, 2010 16 PI	188	28
6.034%, Due 7/25/2040, 2010 68 SCJ	1,487	345
8.687%, Due 12/25/2041, 2011 130 NYJ	404	464
5.50%, Due 12/25/2043, 2014 38 QI	2,029	378
5.00%, Due 5/25/2045, 2015 30 EI	1,921	354
5.50%, Due 5/25/2045, 2015 30 IO	2,037	400
5.00%, Due 10/25/2045, 2015 70 JI	1,668	311
1.849%, Due 6/25/2055, 2015 42 AI	4,026	267
1.697%, Due 9/25/2055, 2015 64 SK	7,362	494
Freddie Mac REMICS,
7.666%, Due 2/15/2028, 2526 SWJ	128	29
8.50%, Due 1/15/2030, 2206 IO	142	37
7.517%, Due 2/15/2032, 2411 SJ	947	216
7.00%, Due 4/15/2032, 2525 IK	132	45
7.366%, Due 6/15/2032, 3489 SDJ	138	30
12.608%, Due 7/15/2033, 2647 IVJ	629	343
5.616%, Due 3/15/2035, 2950 SNJ	981	166
6.266%, Due 10/15/2036, 3232 STJ	187	35
5.886%, Due 12/15/2036, 3257 SIJ	691	138
6.256%, Due 12/15/2036, 3256 SJ	1,299	273
6.046%, Due 7/15/2037, 3510 CIJ	2,239	501
1.00%, Due 3/15/2038, 3421 IO	14,015	628
8.231%, Due 5/15/2041, 3866 DSJ	361	409
6.322%, Due 9/15/2041, 3997 ESJ	375	408
1.779%, Due 10/15/2041, 4413 WI	1,137	79
0.916%, Due 4/15/2043, 4517 KIJ	7,189	167
6.00%, Due 11/15/2043, 4472 IJ	1,463	320
6.00%, Due 6/15/2045, 4496 ID	1,644	306
Ginnie Mae REMIC Trust,
7.066%, Due 5/16/2031, 2001 22 SDJ	419	100
7.066%, Due 6/16/2032, 2002 41 SYJ	129	24
7.266%, Due 2/16/2033, 2003 11 SKJ	305	53
7.212%, Due 6/20/2033, 2004 56 SJ	459	99
5.996%, Due 10/16/2033, 2003 92 SNJ	195	35
6.162%, Due 11/20/2033, 2003 98 SCJ	1,278	279
6.712%, Due 11/20/2033, 2004 37 SMJ	1,541	117
6.116%, Due 5/16/2034, 2004 40 SBJ	2,674	504
6.662%, Due 6/20/2034, 2004 46 S	2,130	457
5.662%, Due 9/20/2034, 2004 86 SPJ	188	28

See accompanying notes

26

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 1/20/2035, 2015 179 IV	$1,652	$70
5.662%, Due 1/20/2035, 2009 25 SBJ	3,492	176
5.00%, Due 6/20/2035, 2014 183 IM	1,998	462
6.366%, Due 8/16/2036, 2006 47 SAJ	137	30
6.126%, Due 11/16/2036, 2008 83 SDJ	116	25
6.212%, Due 12/20/2037, 2007 81 SPJ	2,778	562
5.966%, Due 5/16/2038, 2008 40 SAJ	314	62
5.00%, Due 9/20/2038, 2016 12 KI	1,285	312
5.50%, Due 5/16/2039, 2009 776 GI	1,310	189
4.50%, Due 9/20/2039, 2013 88 WI	464	47
4.00%, Due 2/20/2040, 2015 162 LI	2,346	257
5.559%, Due 5/20/2040, J	4,630	669
6.00%, Due 9/20/2040,	2,936	645
5.00%, Due 12/20/2040, 2010 163 IO	2,137	376
5.00%, Due 5/16/2042, 2013 44 IB	485	111
5.00%, Due 6/20/2043, 2013 86 IA	374	78
6.266%, Due 8/16/2043, 2013 113 SDJ	2,044	403
5.712%, Due 11/20/2043, 2013 165 STJ	209	39
0.989%, Due 1/16/2044, 2015 80 HI	3,544	133
5.50%, Due 1/20/2044, 2014 2 TI	529	95
6.00%, Due 5/20/2044, 2016 1 IO	2,934	454
6.361%, Due 11/20/2044, 2014 161 SLJ	203	47
7.00%, Due 8/20/2045, 2015 111 YI	416	84
5.00%, Due 12/16/2045, 2015 180 CI	1,435	351

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,253)		21,350

	Shares

EXCHANGE TRADED INSTRUMENTS - 1.62%

EXCHANGE TRADED FUNDS - 1.34%
CurrencyShares British Pound Sterling Trust	1,000	130
CurrencyShares Euro Trust	3,500	379
CurrencyShares Japanese Yen Trust	2,000	187
iShares China Large-Cap Fund	147	5
Vaneck Vectors Gold Miners ETF	4,341	120
VanEck Vectors Russia ETF	73,333	1,277

Total Exchange Traded Funds		2,098

EXCHANGE TRADED NOTES - 0.28%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	25,735	434

Total EXCHANGE TRADED INSTRUMENTS (Cost $2,459)		2,532

INVESTMENT COMPANIES - 2.41%

CLOSED END FUNDS - 2.41%
Invesco Dynamic Credit Opportunities Fund	112,285	1,238
Invesco Senior Income Trust	208,885	873
Miller/Howard High Dividend Fund	20,084	240
Nuveen Credit Strategies Income Fund	91,786	742
Voya Prime Rate Trust	131,734	674

Total Closed End Funds		3,767

Total INVESTMENT COMPANIES (Cost $3,750)		3,767

SHORT-TERM INVESTMENTS - 33.98% (Cost $53,215)
American Beacon U.S. Government Money Market Select Fund, Select ClassL	53,215,103	53,215

Total SECURITIES HELD LONG (Cost $154,974)		154,347

See accompanying notes

27

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SECURITIES SOLD SHORT

COMMON STOCKS - (38.73%)

CONSUMER DISCRETIONARY - (9.23%)
Automobiles - (2.40%)
Blue Bird Corp.B	(10,987)	$(131)
Fiat Chrysler Automobiles N.V.	(370,945)	(2,269)
Tesla Motors, Inc.B	(6,247)	(1,326)

		(3,726)

Homebuilders - (1.42%)
William Lyon Homes, Inc., Class AB	(138,260)	(2,229)

Hotels, Restaurants & Leisure - (1.06%)
Carnival PLC, ADRC F	(9,211)	(413)
Del Taco Restaurants, Inc.B	(135,751)	(1,235)

		(1,648)

Household Durables - (0.43%)
Lennar Corp., Class A	(14,778)	(682)

Internet & Catalog Retail - (0.40%)
TripAdvisor, Inc.B	(9,859)	(634)

Media - (2.21%)
Discovery Communications, Inc., Class AB	(54,592)	(1,378)
Hemisphere Media Group, Inc.B	(12,147)	(143)
Liberty Global PLC, Series CB C	(31,300)	(897)
Liberty Media Group, Class CB	(22,300)	(423)
News Corp., Class B	(22,747)	(265)
RELX PLC, Sponsored ADRF	(3,021)	(56)
Viacom, Inc., Class A	(6,582)	(306)

		(3,468)

Textiles & Apparel - (1.31%)
Under Armour, Inc., Class AB	(51,113)	(2,051)

Total Consumer Discretionary		(14,438)

ENERGY - (0.68%)
Energy Equipment & Services - (0.50%)
Dynegy, Inc.B	(19,542)	(337)
McDermott International, Inc.B	(90,499)	(447)

		(784)

Oil & Gas - (0.18%)
Columbia Pipeline Group Inc.	(10,900)	(278)

Total Energy		(1,062)

FINANCIALS - (11.39%)
Banks - (6.89%)
Associated Banc-Corp.	(34,427)	(590)
M&T Bank Corp.	(1,658)	(196)
PNC Financial Services Group, Inc.	(46,802)	(3,808)
Signature Bank/New York NYB	(728)	(91)
SunTrust Banks, Inc.	(41,771)	(1,716)
TCF Financial Corp.	(30,160)	(382)
Washington Federal, Inc.	(17,387)	(422)
Wintrust Financial Corp.	(9,570)	(488)
Zions Bancorporation	(123,112)	(3,094)

		(10,787)

See accompanying notes

28

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Diversified Financials - (2.16%)
Industrivarden AB, A SharesA	(14,897)	$(260)
JPMorgan Chase & Co.	(35,777)	(2,224)
Texas Capital Bancshares, Inc.B	(5,906)	(276)
Wells Fargo & Co.	(12,837)	(608)

		(3,368)

Insurance - (0.61%)
Crawford & Co., Class B	(38,323)	(325)
Maiden Capital Financing Trust	(51,206)	(626)

		(951)

Real Estate - (1.73%)
Forestar Group, Inc.B	(129,169)	(1,536)
SL Green Realty Corp.J	(11,016)	(1,173)

		(2,709)

Total Financials		(17,815)

HEALTH CARE - (4.14%)
Biotechnology - (0.84%)
BioTime, Inc.B	(33,616)	(88)
ContraFect Corp.B	(13,362)	(39)
Immunogen, Inc.B	(125,249)	(385)
Intercept Pharmaceuticals, Inc.B	(4,395)	(619)
Ionis Pharmaceuticals, Inc.B	(7,800)	(182)

		(1,313)

Health Care Equipment & Supplies - (0.51%)
Wright Medical Group, N.V.B	(45,647)	(793)

Health Care Providers & Services - (0.64%)
Anthem, Inc.	(7,605)	(999)

Pharmaceuticals - (2.15%)
Depomed, Inc.B	(61,704)	(1,211)
Medicines Co.B	(18,625)	(626)
Teva Pharmaceutical Industries Ltd., Sponsored ADRF	(30,383)	(1,526)

		(3,363)

Total Health Care		(6,468)

INDUSTRIALS - (1.99%)
Aerospace & Defense - (0.46%)
HEICO Corp.	(10,752)	(719)

Chemicals - (0.79%)
AgroFresh Solutions, Inc.B	(13,193)	(70)
Central Garden and Pet Co.B	(51,514)	(1,177)

		(1,247)

Machinery - (0.70%)
Volvo AB, Class BA B	(110,112)	(1,087)

Trading Companies & Distributors - (0.04%)
Nexeo Solutions Inc.B	(5,744)	(51)

Total Industrials		(3,104)

INFORMATION TECHNOLOGY - (3.92%)
Computers & Peripherals - (0.14%)
Applied DNA Sciences, Inc.B	(55,531)	(179)
Eastman Kodak Co.B	(2,500)	(40)

		(219)

Internet Software & Services - (1.90%)
Alibaba Group Holding Ltd., ADRB G	(20,470)	(1,628)
Alphabet, Inc., Class CB	(401)	(278)

See accompanying notes

29

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Cornerstone OnDemand, Inc.B	(9,448)	$(360)
j2 Global, Inc.	(11,245)	(710)

		(2,976)

IT Consulting & Services - (0.37%)
Unisys Corp.B	(80,164)	(584)

Semiconductor Equipment & Products - (0.79%)
Cypress Semiconductor Corp.	(56,820)	(599)
Micron Technology, Inc.B	(33,648)	(463)
SunPower Corp.B	(11,181)	(173)

		(1,235)

Software - (0.67%)
Mentor Graphics Corp.	(49,168)	(1,045)

Specialty Retail - (0.05%)
Vipshop Holdings Ltd., ADRB F	(7,186)	(80)

Total Information Technology		(6,139)

MATERIALS - (4.99%)
Construction Materials - (1.81%)
US Concrete, Inc.B	(46,630)	(2,840)

Metals & Mining - (3.18%)
Allegheny Technologies, Inc.	(91,801)	(1,170)
BHP Billiton Ltd., Sponsored ADRF	(32,796)	(937)
Franco-Nevada Corp.	(30,897)	(2,350)
Fresnillo PLCA C	(23,769)	(525)

		(4,982)

Total Materials		(7,822)

TELECOMMUNICATION SERVICES - (2.26%)
Koninklijke KPN N.V.A B	(417,800)	(1,515)
Telefonica S.A.A	(186,838)	(1,786)
Telefonica S.A., Sponsored ADRF	(24,666)	(234)

Total Telecommunication Services		(3,535)

UTILITIES - (0.13%)
Chugoku Electric Power Co., A	(15,533)	(197)

Total COMMON STOCKS (Proceeds $(60,413))		(60,580)

	Par Amount
	(000’s)
CORPORATE OBLIGATIONS – (0.27%) (Proceeds $(407))
Metals & Mining – (0.27%)
Alleghany Technologies, Inc., 7.875%, Due 8/15/2023	$(500)	(418)

	Shares

EXCHANGE TRADED INSTRUMENTS – (9.22%)

EXCHANGE TRADED FUNDS – (7.55%)
Direxion Daily Emerging Markets Bear 3X Shares	(3,977)	(122)
Direxion Daily Financial Bear 3X Shares	(3,977)	(150)
Direxion Daily Financial Bear 3X Shares	(14,700)	(305)
Direxion Daily Financial Bull 3X Shares	(7,958)	(203)
Direxion Daily FTSE China Bull 3X Shares	(25,000)	(361)

See accompanying notes

30

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value

Direxion Daily Gold Miners Index Bull 3X Shares	(10,133)	$(1,278)
Direxion Daily Russia Bull 3x Shares	(7,500)	(440)
Direxion Daily Small Cap Bear 3X Shares	(6,000)	(216)
iShares MSCI USA Minimum Volatility ETF	(55,858)	(2,580)
PowerShares DB US Dollar Index Bullish Fund	(179,938)	(4,469)
SPDR EURO STOXX 50 ETF	(33,987)	(1,059)
Vanguard FTSE Emerging Markets Fund	(18,399)	(648)
Total Exchange Traded Funds		(11,831)

EXCHANGE TRADED NOTES – (1.67%)
iPATH S&P 500 VIX Short-Term Futures ETN	(188,943)	(2,608)

Total EXCHANGE TRADED INSTRUMENTS (Proceeds $(13,555))		(14,439)

Total SECURITIES SOLD SHORT (Proceeds $(74,375))		(75,437)

TOTAL INVESTMENTS IN SECURITIES (excludes securities sold short) - 98.60% (Cost $154,974)		154,347
TOTAL PURCHASED OPTIONS - 9.03% (Cost $14,200)		14,163
TOTAL WRITTEN OPTIONS - (3.29)% (Premiums $(5,454))		(5,175)
TOTAL SECURITIES SOLD SHORT - (48.21)% (Proceeds $(74,375))		(75,437)

OTHER ASSETS, NET OF LIABILITIES – 43.87%		68,682

TOTAL NET ASSETS - 100.00%		$156,580

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $3,565 or 2.28% of net assets.
B	Non-income producing security.
C	PLC - Public Limited Company.
D	Unit - Usually consists of one common stock and/or rights and warrants.
E	SPAC - Special Purpose Acquisition Company.
F	ADR - American Depositary Receipt.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,467 or 6.04% of net assets. The Fund has no right to demand registration of these securities.
H	LP - Limited Partnership.
I	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
J	REIT - Real Estate Investment Trust.
K	Amount is less than $500.
L	The Fund is affiliated by having the same investment advisor.

See accompanying notes

31

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

Futures Contracts Open on June 30,2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Nikkei 225 (CME) Futures	Long	26	September 2016	$2,056,600	$62,900
Russell 2000 Mini Index Futures	Short	9	September 2016	1,032,660	(3,240)

				$1,023,940	$59,660

Purchased Options Outstanding on June 30, 2016:

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Columbia Pipeline Group Inc.	25.00	7/15/2016	109	$12,395	$5,450	$(6,945)
Call - SunTrust Banks, Inc.	46.00	7/15/2016	598	27,759	11,960	(15,799)
Call - Zions Bancorporation	27.00	7/15/2016	406	29,858	4,872	(24,986)
Put - Crown Castle International Corp.	60.00	7/15/2016	14	708	350	(358)
Put - Fiat Chrysler Automobiles N.V.	7.00	7/15/2016	78	3,127	7,605	4,478
Put - SunTrust Banks, Inc.	46.00	7/15/2016	569	231,321	293,035	61,714
Put - Zions Bancorporation	20.00	7/15/2016	406	34,527	2,436	(32,091)
Call - Global Eagle Entertainment Inc.	12.50	8/19/2016	12	787	60	(727)
Call - McDermott International, Inc.	5.50	8/19/2016	181	4,623	3,620	(1,003)
Put - Forestar Group Inc.	7.50	8/19/2016	70	3,638	700	(2,938)
Put - Global Eagle Entertainment Inc.	10.00	8/19/2016	73	12,815	25,185	12,370
Put - JPMorgan Chase & Co.	70.00	8/19/2016	185	120,206	157,250	37,044
Put - Maiden Holdings Ltd.	12.50	8/19/2016	223	20,642	20,070	(572)
Put - Maiden Holdings Ltd.	10.00	8/19/2016	121	5,267	3,025	(2,242)
Put - Maiden Holdings Ltd.	7.50	8/19/2016	8	284	100	(184)
Put - William Lyon Homes	5.00	8/19/2016	54	1,922	1,350	(572)
Put - William Lyon Homes	7.50	8/19/2016	21	1,271	263	(1,008)
Put - William Lyon Homes	10.00	8/19/2016	20	1,706	300	(1,406)
Put - William Lyon Homes	12.50	8/19/2016	30	3,916	1,275	(2,641)
Call - Del Taco Restaurants Inc.	15.00	9/16/2016	10	284	250	(34)
Call - Del Taco Restaurants Inc.	12.50	9/16/2016	7	389	193	(196)
Call - Qihoo 360 Technology Co., Ltd.	72.50	9/16/2016	165	52,554	57,750	5,196
Call - Lending Club Corp.	5.00	10/21/2016	372	23,637	18,600	(5,037)
Call - Marathon Petroleum Corp.	40.00	10/21/2016	400	82,616	96,000	13,384
Call - Seadrill Ltd.	7.00	10/21/2016	151	27,148	1,133	(26,015)
Put - Seadrill Ltd.	4.00	10/21/2016	375	59,039	48,750	(10,289)
Call - McDermott International, Inc.	6.00	11/18/2016	66	2,646	2,310	(336)
Call - Royal Bank of Scotland Group PLC	5.00	11/18/2016	300	21,462	18,000	(3,462)
Put - Fiat Chrysler Automobiles N.V.	5.00	11/18/2016	150	6,829	3,375	(3,454)
Put - Applied DNA Sciences, Inc.	5.00	12/16/2016	21	4,791	4,463	(328)
Put - Fiat Chrysler Automobiles N.V.	6.00	12/16/2016	112	6,730	7,840	1,110
Call - AgroFresh Solutions, Inc.	7.50	1/20/2017	12	721	510	(211)
Call - Energy XXI Ltd.	1.50	1/20/2017	169	8,710	423	(8,287)
Call - Energy XXI Ltd.	2.00	1/20/2017	5	178	13	(165)
Call - Linn Energy LLC	4.00	1/20/2017	1,653	71,090	4,133	(66,957)
Call - McDermott International, Inc.	7.00	1/20/2017	5	150	150	—
Call - Micron Technology Inc.	14.00	1/20/2017	1,050	133,392	187,950	54,558
Call - Terex Corp.	25.00	1/20/2017	296	50,340	18,500	(31,840)
Put - Bunge Ltd.	35.00	1/20/2017	130	7,220	5,850	(1,370)
Put - Vipshop Holdings Ltd.	6.00	1/20/2017	1,038	35,464	31,140	(4,324)
Call - Energy XXI Ltd.	2.00	1/19/2018	559	27,341	1,398	(25,943)
Call - Energy XXI Ltd.	1.00	1/19/2018	27	2,067	68	(1,999)
Call - Linn Energy LLC	3.00	1/19/2018	345	17,781	863	(16,918)
Put - Valeant Pharmaceuticals International, Inc.	10.00	1/19/2018	298	84,891	68,838	(16,053)

				$1,244,242	$1,117,406	$(126,836)

See accompanying notes

32

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

ETF Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Put - CurrencyShares British Pound ETF	144.00	7/15/2016	32	$10,007	$46,048	$36,041
Put - CurrencyShares British Pound ETF	140.00	7/15/2016	86	24,685	87,892	63,207
Call - SPDR Euro Stoxx 50 ETF	34.00	8/19/2016	894	94,341	13,410	(80,931)
Call - VanEck Vectors Russia ETF	15.00	8/19/2016	125	34,373	32,875	(1,498)
Call - Ishares MSCI USA Minimum Volatility ETF	44.00	9/16/2016	939	94,791	225,360	130,569
Call - VanEck Vectors Gold Miners ETF	26.00	9/16/2016	414	82,763	132,480	49,717
Call - VanEck Vectors Gold Miners ETF	20.00	9/16/2016	925	622,752	716,874	94,122
Put - SPDR S&P 500 ETF Trust	180.00	12/30/2016	148	103,828	46,620	(57,208)
Call - CurrencyShares British Pound ETF	140.00	1/20/2017	542	378,936	81,300	(297,636)
Call - CurrencyShares British Pound ETF	150.00	1/20/2017	297	77,561	10,098	(67,463)
Call - CurrencyShares Japanese Yen Trust	90.00	1/20/2017	1,400	394,534	744,799	350,265
Call - CurrencyShares Japanese Yen Trust	94.00	1/20/2017	1,295	413,985	420,875	6,890
Call - SPDR Euro Stoxx 50 ETF	35.00	1/20/2017	1,507	192,561	76,857	(115,704)
Call - VanEck Vectors Russia ETF	20.00	1/20/2017	100	8,187	6,200	(1,987)
Put - CurrencyShares British Pound ETF	130.00	1/20/2017	2,080	744,057	1,071,200	327,143
Put - CurrencyShares British Pound ETF	135.00	1/20/2017	675	332,762	533,250	200,488
Put - CurrencyShares Euro Trust	108.00	1/20/2017	1,696	592,829	525,760	(67,069)
Put - CurrencyShares Euro Trust	103.00	1/20/2017	800	119,882	117,600	(2,282)
Put - CurrencyShares Japanese Yen Trust	85.00	1/20/2017	3,532	943,088	185,430	(757,658)
Put - Ishares MSCI Brazil Capped ETF	23.00	1/20/2017	264	71,774	21,384	(50,390)
Put - Ishares U.S. Real Estate ETF	65.00	1/20/2017	169	62,473	13,520	(48,953)
Put - VanEck Vectors Russia ETF	16.00	1/20/2017	1,785	370,885	214,200	(156,685)
Call - CurrencyShares Japanese Yen Trust	95.00	1/19/2018	110	59,019	55,550	(3,469)
Call - SPDR Euro Stoxx 50 ETF	32.00	1/19/2018	769	174,594	178,793	4,199
Call - Wisdomtree Japan Hedged Equity	50.78	1/19/2018	1,250	202,801	112,500	(90,301)
Put - SPDR Euro Stoxx 50 ETF	31.00	1/19/2018	769	293,789	319,135	25,346
Put - Wisdomtree Japan Hedged Equity	30.00	1/19/2018	664	113,015	125,164	12,149
Put - Wisdomtree Japan Hedged Equity	39.78	1/19/2018	600	237,646	349,500	111,854
Put - Wisdomtree Japan Hedged Equity	37.78	1/19/2018	2,663	940,386	1,231,637	291,251
Put - Wisdomtree Japan Hedged Equity	35.00	1/19/2018	2,840	828,313	972,700	144,387
Put - Wisdomtree Japan Hedged Equity	40.78	1/19/2018	2,522	1,261,621	1,607,774	346,153

				$9,882,238	$10,276,785	$394,547

ETN Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - iPATH S&P 500 VIX Short-Term Futures ETN	10.00	9/16/2016	2,201	$802,378	$902,409	$100,031
Call - iPATH S&P 500 VIX Short-Term Futures ETN	17.00	9/16/2016	811	130,976	89,210	(41,766)
Put - iPATH S&P 500 VIX Short-Term Futures ETN	10.00	12/16/2016	2,448	146,196	181,152	34,956

				$1,079,550	$1,172,771	$93,221

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - CBOE SPX Volatility Index	30.00	7/20/2016	525	$42,940	$10,500	$(32,440)
Call - PowerShares DB US Dollar Index	26.00	1/20/2017	9,023	445,441	270,690	(174,751)
Call - PowerShares DB US Dollar Index	23.00	1/20/2017	2,423	412,855	462,793	49,938
Put - PowerShares DB US Dollar Index	22.00	1/20/2017	788	7,490	2,758	(4,732)
Put - PowerShares DB US Dollar Index	25.00	1/20/2017	8,425	747,350	623,450	(123,900)
Put - PowerShares DB US Dollar Index	24.00	1/20/2017	4,000	191,274	116,000	(75,274)
Put - PowerShares DB US Dollar Index	23.00	1/19/2018	2,815	146,508	109,785	(36,723)

				$1,993,858	$1,595,976	$(397,882)

See accompanying notes

33

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

Written Options Outstanding on June 30, 2016:

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Marathon Petroleum Corp.	38.00	7/15/2016	350	$(36,210)	$(36,210)	$—
Call - PNC Financial Services Group, Inc.	90.00	7/15/2016	56	(6,634)	(56)	6,578
Call - Procter & Gamble Co.	85.00	7/15/2016	17	(960)	(935)	25
Call - Abbott Laboratories	42.00	8/19/2016	34	(1,109)	(544)	565
Call - Apple, Inc.	105.00	8/19/2016	14	(1,714)	(504)	1,210
Call - Boeing Co.	135.00	8/19/2016	14	(4,332)	(2,800)	1,532
Call - Cisco Systems, Inc.	30.00	8/19/2016	49	(1,263)	(1,372)	(109)
Call - Coca-Cola Co.	48.00	8/19/2016	28	(1,161)	(336)	825
Call - Ford Motor Co.	14.00	8/19/2016	98	(3,279)	(490)	2,789
Call - Gilead Sciences, Inc.	92.50	8/19/2016	16	(2,295)	(816)	1,479
Call - Intel Corp.	33.00	8/19/2016	42	(1,741)	(3,864)	(2,123)
Call - JPMorgan Chase & Co.	60.00	8/19/2016	204	(106,559)	(60,996)	45,563
Call - Microsoft Corp.	57.50	8/19/2016	25	(986)	(275)	711
Call - Pfizer, Inc.	35.00	8/19/2016	39	(1,734)	(3,393)	(1,659)
Call - Qualcomm, Inc.	55.00	8/19/2016	26	(3,618)	(3,354)	264
Call - Reynolds American, Inc.	52.50	8/19/2016	25	(2,361)	(5,750)	(3,389)
Call - Royal Bank of Scotland Group PLC	5.00	8/19/2016	300	(13,038)	(10,500)	2,538
Call - United Technologies Corp.	110.00	8/19/2016	12	(798)	(240)	558
Call - Verizon Communications, Inc.	55.00	8/19/2016	26	(636)	(3,692)	(3,056)
Call - Wells Fargo & Co	50.00	8/19/2016	26	(1,130)	(936)	194
Call - Berkshire Hathaway, Inc.	145.00	9/16/2016	9	(2,407)	(3,600)	(1,193)
Call - Del Taco Restaurants Inc.	10.00	9/16/2016	931	(146,739)	(34,913)	111,826
Call - Dow Chemical Co.	55.00	9/16/2016	26	(3,236)	(1,430)	1,806
Call - General Motors Co.	34.00	9/16/2016	42	(1,993)	(252)	1,741
Call - Kellogg Co.	80.00	9/16/2016	19	(4,550)	(7,733)	(3,183)
Put - Del Taco Restaurants Inc.	10.00	9/16/2016	60	(5,367)	(8,250)	(2,883)
Call - Eastman Kodak Co.	17.50	10/21/2016	79	(7,877)	(7,900)	(23)
Call - Eastman Kodak Co.	15.00	10/21/2016	245	(19,467)	(59,413)	(39,946)
Call - M&T Bank Corp.	90.00	1/20/2017	25	(72,505)	(70,875)	1,630
Call - SunTrust Banks, Inc.	42.00	1/20/2017	600	(107,973)	(156,600)	(48,627)
Call - SunTrust Banks, Inc.	40.00	1/20/2017	10	(2,417)	(3,650)	(1,233)

				$(566,089)	$(491,679)	$74,410

ETF Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - CurrencyShares British Pound ETF	140.00	7/15/2016	417	$(198,188)	$(2,919)	$195,269
Put - CurrencyShares British Pound ETF	135.00	7/15/2016	683	(189,803)	(361,990)	(172,187)
Put - CurrencyShares British Pound ETF	130.00	7/15/2016	529	(70,148)	(95,749)	(25,601)
Put - CurrencyShares British Pound ETF	128.00	7/15/2016	200	(25,691)	(21,000)	4,691
Put - CurrencyShares British Pound ETF	131.00	7/15/2016	1,320	(298,260)	(316,800)	(18,540)
Put - VanEck Vectors Russia ETF	16.00	8/19/2016	1,785	(224,727)	(57,120)	167,607
Call - CurrencyShares Japanese Yen Trust	94.00	9/16/2016	405	(58,720)	(82,013)	(23,293)
Call - CurrencyShares Japanese Yen Trust	96.00	9/16/2016	1,150	(170,695)	(158,125)	12,570
Call - CurrencyShares Japanese Yen Trust	89.00	9/16/2016	1,000	(209,203)	(525,000)	(315,797)
Put - CurrencyShares Euro Trust	108.00	9/16/2016	1,696	(426,487)	(354,464)	72,023
Put - CurrencyShares Euro Trust	103.00	9/16/2016	800	(52,417)	(42,400)	10,017
Put - CurrencyShares Japanese Yen Trust	85.00	9/16/2016	3,532	(678,731)	(35,320)	643,411
Put - Wisdomtree Japan Hedged Equity	37.00	11/18/2016	1,179	(110,105)	(225,189)	(115,084)
Put - Wisdomtree Japan Hedged Equity	38.00	11/18/2016	350	(48,361)	(79,100)	(30,739)
Put - CurrencyShares British Pound ETF	140.00	1/20/2017	153	(73,390)	(174,420)	(101,030)
Put - Wisdomtree Japan Hedged Equity	30.00	1/20/2017	664	(37,953)	(48,140)	(10,187)
Put - Wisdomtree Japan Hedged Equity	35.00	1/20/2017	4,286	(584,872)	(722,191)	(137,319)
Put - Wisdomtree Japan Hedged Equity	37.00	1/20/2017	299	(42,374)	(70,265)	(27,891)
Put - Wisdomtree Japan Hedged Equity	40.00	1/20/2017	2,327	(664,303)	(872,625)	(208,322)

				$(4,164,428)	$(4,244,830)	$(80,402)

See accompanying notes

34

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - PowerShares DB US Dollar Index	26.00	9/16/2016	5,500	$(117,681)	$(60,500)	$57,181
Put - PowerShares DB US Dollar Index	24.00	9/16/2016	2,500	(75,552)	(27,500)	48,052
Put - PowerShares DB US Dollar Index	25.00	9/16/2016	7,448	(530,488)	(350,056)	180,432

				$(723,721)	$(438,056)	$(285,665)

Glossary

Other Abbreviations:
CBOE	Chicago Board Options Exchange	MSCI	Morgan Stanley Composite Index	SPX	S&P 500 Index Options
ETF	Exchange Traded Fund	SPDR	Standard & Poor’s Depositary Receipts
ETN	Exchange Traded Note	VIX	Volatility Index

See accompanying notes

35

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2016 (Unaudited) (in thousands, except share and per share amounts)

	AHL Managed Futures Strategy Fund**	Ionic Strategic Arbitrage Fund
Assets:
Investments in unaffiliated securities, at fair value A E	$439,956	$101,132
Investments in affiliated securities, at fair value B	10,499	53,215
Purchased options and swaptions outstanding (Premiums paid $14,200)D	—	14,163
Cash	5,297	73,182
Deposit with brokers for futures contracts	24,925	274
Dividends and interest receivable	2	573
Receivable for investments sold	700	7,480
Receivable for fund shares sold	2,474	676
Receivable for expense reimbursement (Note 2)	135	12
Receivable for variation margin on open futures contracts	222	60
Unrealized appreciation from foreign currency contracts	6,439	—
Prepaid expenses	233	85

Total assets	490,882	250,852

Liabilities:
Payable for investments purchased	—	11,360
Payable for fund shares redeemed	775	1
Payable for Foreign currency, at fair valueC	2,647	1,957
Foreign currency deposits with brokers, at fair valueE	—	134
Payable for Securities sold short, at valueF	—	75,437
Written options, at fair value (premiums received $5,454)	—	5,175
Dividends payable	—	29
Interest Payable	—	15
Management and investment advisory fees payable	552	125
Administrative service and service fees payable	22	21
Transfer agent fees payable	9	—
Custody and fund accounting fees payable	—	1
Professional fees payable	27	7
Payable for prospectus and shareholder reports	—	10
Unrealized depreciation from foreign currency contracts	6,354	—

Total liabilities	10,386	94,272

Net Assets	$480,496	$156,580

Analysis of Net Assets:
Paid-in-capital	494,324	158,009
Undistributed (or overdistribution of) net investment income	(1,538)	3,054
Accumulated net realized gain (loss)	(23,220)	(3,067)
Unrealized appreciation (depreciation) of investments	6	(629)
Unrealized appreciation (depreciation) of currency transactions	206	(9)
Unrealized appreciation of futures contracts	10,718	60
Unrealized appreciation of options contracts	—	243
Unrealized depreciation of short sales	—	(1,081)

Net assets	$480,496	$156,580

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	32,836,763	10,544,051

Y Class	6,392,729	5,059,074

Investor Class	3,278,948	191,982

A Class	2,190,270	11,665

C Class	398,856	16,304

Net assets (not in thousands):
Institutional Class	$350,302,663	$104,323,349

Y Class	$68,028,385	$50,086,823

Investor Class	$34,740,420	$1,894,979

A Class	$23,244,285	$115,084

C Class	$4,180,707	$159,737

See accompanying notes

36

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2016 (Unaudited) (in thousands, except share and per share amounts)

	AHL Managed Futures Strategy Fund**	Ionic Strategic Arbitrage Fund
Net asset value, offering and redemption price per share:
Institutional Class	$10.67	$9.89

Y Class	$10.64	$9.90

Investor Class	$10.59	$9.87

A Class	$10.61	$9.87

A Class (offering price)	$11.26	$10.47

C Class	$10.48	$9.80

A Cost of investments in unaffiliated securities	$439,950	$101,759
B Cost of investments in affiliated securities	$10,499	$53,215
C Cost of foreign currency	$(2,768)	$(1,927)
D Cost of purchased options outstanding	$—	$14,200
E Cost of foreign currency deposits with brokers	$—	$(74,375)
F Proceeds of securities sold short	$—	$(137)

**	Consolidated financial statement. See Note 2 in the Notes to Financial Statements for additional information.

See accompanying notes

37

American Beacon Funds SM

Statements of Operations

For the Six Months ended June 30, 2016 (Unaudited) (in thousands)

	AHL Managed Futures Strategy Fund**	Ionic Strategic Arbitrage Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$1	$789
Dividend income from affiliated securities	6	13
Interest income	331	808

Total investment income	338	1,610

Expenses:
Management and investment advisory fees (Note 2)	2,105	577
Administrative service fees (Note 2):
Institutional Class	259	83
Y Class	66	44
Investor Class	42	3
A Class	22	—
C Class	3	—
Transfer agent fees:
Institutional Class	40	8
Y Class	1	—
Investor Class	1	1
A Class	1	—
Custody and fund accounting fees	376	8
Professional fees	34	36
Registration fees and expenses	43	56
Service fees (Note 2):
Y Class	30	19
Investor Class	45	3
A Class	15	—
C Class	2	—
Distribution fees (Note 2):
A Class	25	—
C Class	16	1
Prospectus and shareholder report expenses	46	13
Trustee fees	12	3
Prime broker fees	—	243
Dividends on securities sold short	—	737
Other expenses	7	13

Total expenses	3,191	1,848

Net fees waived and expenses reimbursed (Note 2)	(160)	(32)

Net expenses	3,031	1,816

Net investment income	(2,693)	(206)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	170	2,137
Foreign currency transactions	(1,164)	1
Futures contracts	(22,429)	(210)
Options contracts	—	(801)
Change in net unrealized appreciation or (depreciation) of:
Investments	6	(953)
Foreign currency transactions	672	—
Futures contracts	10,302	67
Options contracts	—	746
Short sales	—	(705)

Net gain (loss) from investments	(12,443)	282

Net increase (decrease) in net assets resulting from operations	$(15,136)	$76

A Foreign taxes	—	14
** Consolidated

See accompanying notes

38

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	AHL Managed Futures Strategy Fund		Ionic Strategic Arbitrage Fund
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	From June 30 to December 31, 2015
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,693)	$(1,251)	$(206)	$62
Net realized gain (loss) from investments, foreign currency transactions, futures contracts, and options contracts	(23,423)	320	1,127	664
Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, option contracts and short sales	10,980	(1,739)	(845)	(571)

Net increase (decrease) in net assets resulting from operations	(15,136)	(2,670)	76	155

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(314)	—	(343)
Y Class	—	(665)	—	(3)
Investor Class	—	(702)	—	(10)
A Class	—	(182)	—	(1)
C Class	—	(31)	—	(1)
Net realized gain from investments:
Institutional Class	—	(230)	—	(1,252)
Y Class	—	(489)	—	(9)
Investor Class	—	(549)	—	(36)
A Class	—	(159)	—	(2)
C Class	—	(31)	—	(3)
Return of Capital:
Institutional Class	—	(2)	—	—
Y Class	—	(4)	—	—
Investor Class	—	(4)	—	—
A Class	—	(1)	—	—
C Class	—	—	—	—

Net distributions to shareholders	—	(3,363)	—	(1,660)

Capital Share Transactions:
Proceeds from sales of shares	446,330	134,235	90,089	90,244
Reinvestment of dividends and distributions	—	3,333	—	1,660
Cost of shares redeemed	(54,675)	(69,232)	(25,500)	(1,484)

Net increase in net assets from capital share transactions	391,655	68,336	64,589	90,420

Net increase in net assets	376,519	62,303	64,665	88,915

Net Assets:
Beginning of period	103,977	41,674	91,915	3,000

End of Period *	$480,496	$103,977	$156,580	$91,915

* Includes undistributed (or overdistribution of) net investment income	$(1,538)	$(126)	$(3,054)	$118

**	Consolidated financial statement. See Note 2 in the Notes to Financial Statements for additional information.

See accompanying notes

39

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

1. Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of June 30, 2016, the Trust consists of twenty-five active series, two of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon AHL Managed Futures Strategy Fund (“AHL Managed Futures”) and American Beacon Ionic Strategic Arbitrage Fund (“Ionic Strategic Arbitrage”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:

Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the AHL Managed Futures Strategy Fund (the “CFC Fund”) includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (the “Code”) and the Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to affect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and

40

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2016	% of Total Net Assets of the Fund at June 30, 2016	Net Realized Gain (Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$112,528,142	23.4%	$(3,198,628)

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services - Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the

41

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

From January 1, 2016 to May 29, 2016, the Trust and the Manager were parties to a Management Agreement that obligated the Manager to provide or oversee the provision of all investment advisory and fund management services. As compensation for performing the duties required under the Management Agreement, the Manager received from the Funds an annualized fee equal to 0.05% of the average daily net assets. Effective May 29, 2016, the Funds and the Manager entered a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $5 billion, 0.325% of the next $5 billion, 0.30% of the next $10 billion, and 0.275% over $20 billion. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six-months ended June 30, 2016 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts Paid to Investment Sub-Advisors	Amounts Paid to Manager
AHL Managed Futures	1.05%	$2,105	$1,849	$256
Ionic Strategic Arbitrage	1.00%	577	524	53

Administration Agreement

From January 1, 2016 to May 29, 2016, the Manager and the Trust were parties to an Administration Agreement which obligated the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager received an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Funds.

42

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administration fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management and administration fees of 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2016, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Funds
AHL Managed Futures	$1,933
Ionic Strategic Arbitrage	4,625

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the six-months ended June 30, 2016, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the Funds to the extent that total annual fund operating expenses exceeded each Fund’s expense cap. Of these amounts $63,682 and $11,505 was receivable from the Manager at June 30, 2016 for the AHL Managed Futures and Ionic Strategic Arbitrage Funds, respectively. For the six months ended June 30, 2016, the Manager reimbursed expenses as follows:

43

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

		Expense Cap and Limits
Fund	Class	1/1/16 to 6/30/16	Reimbursed Expenses	Expiration of Reimbursements
AHL Managed Futures	Institutional	1.54%	$100,566	2019
AHL Managed Futures	Y	1.64%	38,315	2019
AHL Managed Futures	Investor	1.92%	7,000	2019
AHL Managed Futures	A	1.94%	12,282	2019
AHL Managed Futures	C	2.69%	2,556	2019

		Expense Cap and Limits
Fund	Class	1/1/16 to 6/30/16	Reimbursed Expenses	Expiration of Reimbursements
Ionic Strategic Arbitrage	Institutional	1.54%	$26,753	2019
Ionic Strategic Arbitrage	Y	1.64%	5,156	2019
Ionic Strategic Arbitrage	Investor	1.92%	(400)	2019
Ionic Strategic Arbitrage	A	1.94%	123	2019
Ionic Strategic Arbitrage	C	2.69%	145	2019

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Excess Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures	$371,247	2017
AHL Managed Futures	416,132	2018
Bridgeway Large Cap Value	108,786	2018

The Funds have not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six-months ended June 30, 2016, Foreside collected $8,496 and $1,111 from the AHL Managed Futures and Ionic Strategic Arbitrage Funds, respectively from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six-months ended June 30, 2016, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six-months ended June 30, 2016, CDSC fees of $146 were collected from the AHL Managed Futures Fund for Class C Shares.

44

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4 p.m. Eastern time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with its futures broker an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined in good faith by the Valuation Committee, established by the Board of Trustees (“the Board”), will be priced at fair value following procedures approved by the Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined by the Valuation Committee.

45

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 –	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. During the six months ended June 30, 2016, there were no transfers between levels.

As of June 30, 2016, the investments were classified as described below (in thousands):

AHL Managed Futures Strategy Fund[1]	Level 1	Level 2	Level 3	Total
Money Market Funds	$10,499	$—	$—	$10,499
U.S. Treasury Bills	—	439,956	—	439,956

Total Investments in Securities	$10,499	$439,956	$—	$450,455

46

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

AHL Managed Futures Strategy Fund[1]	Level 1	Level 2	Level 3	Total

Financial Derivative Instruments - Assets
Futures Contracts	$13,894	$—	$—	$13,894
Forward Currency Contracts	—	6,439	—	6,439

	$13,894	$6,439	$—	$20,333

Financial Derivative Instruments - Liabilities
Futures Contracts	$(3,176)	$—	$—	$(3,176)
Forward Currency Contracts	—	(6,354)	—	(6,354)

	$(3,176)	$(6,354)	$—	$(9,530)

Ionic Strategic Arbitrage Fund[1]	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$18,786	$1,805	$—	$20,591
Warrants	10,226	—	—	10,226
Convertible Preferred Stocks	9,940	—	—	9,940
Preferred Stocks	1,837	—	—	1,837
Convertible Obligations	—	30,889	—	30,889
Collateralized Mortgage Obligations	—	21,350	—	21,350
Exchange Traded Instruments	2,532	—	—	2,532
Investment Companies	3,767	—	—	3,767
Short-Term Investments - Money Market Funds	53,215	—	—	53,215

Total Investments in Securities - Assets	$100,303	$54,044	$—	$154,347

Liabilities
Common Stocks (Sold Short)	$(55,209)	$(5,371)	$—	$(60,580)
Corporate Obligations (Sold Short)	—	(418)	—	(418)
Exchange Traded Instruments (Sold Short)	(14,439)	—	—	(14,439)

Total Investments in Securities - Liabilities	(69,648)	(5,789)	—	(75,437)

Total Investments in Securities	$30,655	$48,255	$—	$78,910

Financial Derivative Instruments - Assets
Purchased Options	$14,163	$—	$—	$14,163
Futures Contracts	63	—	—	63

	$14,266	$—	$—	$14,266

Financial Derivative Instruments - Liabilities
Written Options	$(5,175)	$—	$—	$(5,175)
Futures Contracts	(3)	—	—	(3)

	$(5,178)	$—	$—	$(5,178)

[1]	Refer to Schedules of Investments for Industry Information.

U.S. GAAP also requires all significant transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the six-months ended June 30, 2016, there were no transfers between levels.

4. Securities and Other Investments

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year

47

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds shareholders indirectly will bear a Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the six-months ended June 30, 2016 are disclosed in the Notes to the Schedules of Investments.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the

48

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particularly leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). SPACs outstanding at the six-months ended June 30, 2016 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Related and Other Asset-Backed Securities

The Ionic Strategic Arbitrage may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly

49

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. The Funds are obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2016 short positions were held by the Ionic Strategic Arbitrage Fund.

Master Agreements

Each Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies they own or in which they may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the

50

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Funds, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Funds’ exposure to unfavorable movements of the underlying instrument. The Funds pay a premium which is included on the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options

For the six-months ended June 30, 2016, the Ionic Strategic Arbitrage Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s option contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of options contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end (in thousands).

Average Purchased Option Notional Amounts Outstanding
Fund	Six months ended June 30, 2016
Ionic Strategic Arbitrage	$4,075

Average Written Option Notional Amounts Outstanding
Fund	Six months ended June 30, 2016
Ionic Strategic Arbitrage	$1,947

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

51

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

For the six-months ended June 30, 2016, the AHL Managed Futures Fund entered into foreign currency exchange contracts primarily for speculative purposes.

The Fund’s foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

	Average Forward Foreign Currency Notional Amount Outstanding during the six-months ended June 30, 2016
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy Fund	$153,473	$128,524

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the six-months ended June 30, 2016, the Funds entered into future contracts primarily for speculative purposes.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end (in thousands).

Average Futures Contracts Outstanding
Fund	Six-months ended June 30, 2016
AHL Managed Futures Strategy Fund	9,301
Ionic Strategic Arbitrage Fund	22

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

52

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

AHL Managed Futures Strategy

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2016 (in thousands):

	Derivatives not accounted for as hedging instruments
	Foreign Exchange Contracts	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation of foreign currency contracts	$6,439	$—	$—	$—	$—	$6,439
Receivable for variation margin from open futures contracts(2)	—	3,773	1,508	532	8,081	13,894

	$6,439	$3,773	$1,508	$532	$8,081	$20,333

Liabilities:
Unrealized depreciation of foreign currency contracts	$(6,354)	$—	$—	$—	$—	$(6,354)
Payable for variation margin from open futures contracts(2)	—	(1,679)	(300)	(1,197)	—	(3,176)

	$(6,354)	$(1,679)	$(300)	$(1,197)	$—	$(9,530)

The effect of financial derivative instruments on the Statements of Operations for the six-months ended June 30, 2016 (in thousands):

	Derivatives not accounted for as hedging instruments
	Foreign Exchange Contracts	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized gain (loss) of derivatives recognized as a result from operations:
Net realized gain (loss) from foreign currency transactions	$(1,471)	$—	$—	$—	$—	$(1,471)
Net realized gain (loss) from futures contracts	—	(3,231)	(6,012)	(14,425)	1,239	(22,429)

	$(1,471)	$(3,231)	$(6,012)	$(14,425)	$1,239	$23,900

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation or (depreciation) from foreign currency contracts	$548	$—	$—	$—	$—	$548
Change in net unrealized appreciation or (depreciation) from futures contracts	—	1,532	827	(381)	8,324	10,302

	$548	$1,532	$827	$(381)	$8,324	$10,850

Ionic Strategic Arbitrage

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2016 (in thousands):

	Derivatives not accounted for as hedging instruments
	Exchange Traded Contracts	Interest Rate Contracts	Total
Assets:
Purchased options outstanding	$14,163	$—	$14,163
Receivable for variation margin from open futures contracts(2)	63	—	63

	$14,226	$—	$14,226

Liabilities:

Written options outstanding	$(5,175)	$—	$(5,175)
Payable for variation margin from open futures contracts(2)	(3)	—	(3)

	$(5,178)	$—	$(5,178)

53

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

The effect of financial derivative instruments on the Statement of Operations for the six-month ended June 30, 2016 (in thousands):

	Derivatives not accounted for as hedging instruments
	Exchange Traded Contracts	Interest Rate Contracts	Total
Realized gain (loss) of derivatives recognized as a result from operations:
Net realized gain (loss) from options contracts	$(801)	$—	$(801)
Net realized gain (loss) from futures contracts	(210)	—	(210)

	$(1,011)	$—	$(1,011)

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation or (depreciation) from options contracts	$746	$—	$746
Change in net unrealized appreciation or (depreciation) from futures contracts	67	—	67

	$813	$—	$813

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Funds may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of

54

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Funds.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as deposits with brokers for futures contracts and payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the

55

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2016 (in thousands).

AHL Managed Futures

Offsetting of Financial Assets and Derivative Assets as of June 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures contracts(1)	$13,894	$—	$13,894
Forward currency contracts	6,439	—	6,439

	$20,333	$—	$20,333

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2016:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures contracts (1)	$(3,176)	$—	$(3,176)
Forward currency contracts	(6,354)	—	(6,354)

	$(9,530)	$—	$(9,530)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2016:

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amount of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
BofA Merrill Lynch(1)	$5,330	$—	$—	$5,330
Credit Suisse(1)	1,481	—	—	1,481
Deutsche Bank AG	(3,170)	—	3,420	250
HSBC Bank PLC	3,183	—	1,578	4,761
JP Morgan(1)	3,907	—	—	3,907
Royal Bank of Scotland PLC	72	—	300	372

	$10,803	$—	$5,298	$16,101

Ionic Strategic Arbitrage

Offsetting of Financial Assets and Derivative Assets as of June 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures contracts(1)	$63	$—	$63
Purchased options outstanding	14,163	—	14,163

	$14,226	$—	$14,226

56

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2016:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures contracts (1)	$(3)	$—	$(3)
Written options outstanding	(5,175)	—	(5,175)

	$(5,178)	$—	$(5,178)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2016:

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amount of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Deutsche Bank AG	$9,048	—	—	$9,048

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

7. Federal Income and Excise Taxes

It is the policy of the Funds to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Funds are treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	AHL Managed Futures		Ionic Strategic Arbitrage
	Six-months ended June 30, 2016	Period Ended Dec. 31, 2015	Six-months ended June 30, 2016	Period Ended Dec. 31, 2015
Distributions paid from:
Ordinary income*
Institutional Class	$—	$422	$—	$1,498
Y Class	—	895	—	11
Investor Class	—	960	—	44
A Class	—	257	—	3
C Class	—	45	—	3
Long-term capital gain
Institutional Class	—	123	—	98
Y Class	—	259	—	1
Investor Class	—	291	—	2
A Class	—	84	—	—
C Class	—	16	—	—

57

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

	AHL Managed Futures		Ionic Strategic Arbitrage
	Six-months ended June 30, 2016	Period Ended Dec. 31, 2015	Six-months ended June 30, 2016	Period Ended Dec. 31, 2015
Return of capital
Institutional Class	—	2	—	—
Y Class	—	4	—	—
Investor Class	—	4	—	—
A Class	—	1	—	—
C Class	—	—	—	—

Total distributions paid	$—	$3,363	$—	$1,660

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2016 the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

	AHL Managed Futures	Ionic Strategic Arbitrage
Cost basis of investments for federal income tax purposes	$450,528	$155,880

Unrealized appreciation	8	4,366
Unrealized depreciation	(2)	(5,899)

Net unrealized appreciation (depreciation)	6	(1,533)

Undistributed ordinary income	71	3,239
Undistributed long-term gain (loss)	—	—
Accumulated capital and other losses	(15,585)	(367)
Other temporary differences	1,680	(2,768)

Distributable earnings (deficits)	$(13,828)	$(1,429)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the realization of unrealized gains (losses) from certain derivative instruments, the tax deferral of losses from wash sales, and the realization for tax purposes of unrealized gain/(loss) on investments in passive foreign investment companies.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from paydown reclasses, foreign currency reclasses, gains (losses) from sales of investment in passive foreign investment companies, reclassifications of income from closed-end funds, reclassification of income from investment subsidiary, non-utilization of net operating losses, and dividends reclasses as of June 30, 2016 (in thousands):

	AHL Managed Futures	Ionic Strategic Arbitrage
Paid-in-capital	$(5,644)	$—
Undistributed net investment income	1,281	3,142
Accumulated net realized gain (loss)	4,363	(3,142)
Unrealized appreciation or (depreciation) of investments	—	—

58

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2016 the AHL Managed Futures Fund has $10,310 of short-term and $5,275 of long-term post enactment capital loss carryforwards and Ionic Strategic Arbitrage has $367 long-term post enactment capital loss carryforwards (in thousands)

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the six-month ended June 30, 2016 were (in thousands):

Fund	Purchases	Sales
AHL Managed Futures	$—	$—
Ionic Strategic Arbitrage	466,534	366,339

A summary of the Fund’s transactions in the USG Select Fund for the year ended June 30, 2016 are as follows:

Type of Transaction	January 1, 2016 Shares/Fair Value	Purchases	Sales	June 30, 2016 Shares/Fair Value	Dividend Income
AHL Managed Futures	$—	$75,793	$69,346	$6,447	$5
Ionic Strategic Arbitrage	—	109,276	56,061	53,215	13

9. Option Contracts Written

The premium amount and number of option contracts written by the Ionic Strategic Arbitrage Fund during the year ended June 30, 2016 were as follows:

	Number of Contracts	Notional Amount	Amount of Premiums
Outstanding at December 31, 2015	—	$—	$—
Options written	(48,790)	(4,879,000)	(6,586,583)
Options expired	2,298	229,800	96,548
Options exercised	4,822	482,200	1,035,794
Options closed	—	—	—

Outstanding at June 30, 2016	(41,670)	$(4,167,000)	$(5,454,241)

10. Capital Share Transactions

The tables below summarize the activity in capital shares (dollars and shares in thousands):

For the Periods Ended June 30, 2016

	Institutional Class		Y Class		Investor Class
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32,466	$361,632	5,095	$55,753	954	$10,443
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(1,630)	(17,599)	(1,940)	(20,820)	(1,246)	(13,385)

Net increase (decrease) in shares outstanding	30,836	$344,033	3,155	$34,933	(292)	$(2,942)

59

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (unaudited)

	A Class		C Class
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	1,491	$16,252	210	$2,250
Reinvestment of dividends	—	—	—	—
Shares redeemed	(248)	(2,671)	(19)	(200)

Net increase in shares outstanding	1,243	$13,581	191	$2,050

	Institutional Class		Y Class		Investor Class
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,200	$61,313	2,742	$27,020	167	$1,645
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(2,069)	(20,380)	(315)	(3,107)	(196)	(1,931)

Net increase (decrease) in shares outstanding	4,131	$40,933	2,427	$23,913	(29)	$(286)

	A Class	C Class
Ionic Strategic Arbitrage Fund	Shares	Shares	Amount
Shares sold	—	11	$111
Reinvestment of dividends	—	—	—
Shares redeemed	—	(8)	(82)

Net increase in shares outstanding	—	3	$29

For the Year Ended December 31, 2015

	Institutional Class		Y Class		Investor Class
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,166	$23,691	4,162	$46,683	3,881	$43,556
Reinvestment of dividends	52	544	110	1,157	120	1,255
Shares redeemed	(2,845)	(32,558)	(1,077)	(11,830)	(707)	(7,798)

Net increase (decrease) in shares outstanding	(627)	$(8,323)	3,195	$36,010	3,294	$37,013

	A Class		C Class
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	1,638	$18,288	181	$2,017
Reinvestment of dividends	30	316	6	61
Shares redeemed	(1,546)	(16,862)	(16)	(184)

Net increase in shares outstanding	122	$1,742	171	$1,894

	Institutional Class		Y Class		Investor Class
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,369	$64,480	2,646	$26,181	231	$2,339
Reinvestment of dividends	162	1,595	1	12	5	47
Shares redeemed	(118)	(1,187)	(15)	(150)	(15)	(146)

Net increase in shares outstanding	6,413	$64,888	2,632	$26,043	221	$2,240

	A Class		C Class
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount
Shares sold	12	$114	13	$130
Reinvestment of dividends	—	3	—	3
Shares redeemed	—	(1)	—	—

Net increase in shares outstanding	12	$116	13	$133

60

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61

American Beacon AHL Managed Futures Strategy Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		August 19 to December 31, 2014A
	(unaudited)
Net asset value, beginning of period	$10.46		$10.95		$10.00

Income from investment operations:
Net investment income (loss)	0.27		(0.06)		0.24
Net gains (losses) from investments (both realized and unrealized)	(0.06)		(0.07)		1.10

Total income (loss) from investment operations	0.21		(0.13)		1.34

Less distributions:
Dividends from net investment income	—		(0.21)		(0.31)
Distributions from net realized gains	—		(0.15)		(0.08)
Return of Capital	—		(0.00	)F	—

Total distributions	—		(0.36)		(0.39)

Net asset value, end of period	$10.67		$10.46		$10.95

Total return A	1.91	%C	(1.15)%		13.43	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$350,258		$20,933		$28,765
Ratios to average net assets:
Expenses, before reimbursements	1.62	%D	2.25%		4.97	%D
Expenses, net of reimbursements	1.54	%D	1.54%		1.54	%D
Net investment income (loss), before reimbursements	(1.44	)%D	(2.29)%		2.73	%D
Net investment income (loss), net of reimbursements	(1.36	)%D	(1.57)%		6.17	%D
Portfolio turnover rate	—	%E	—	%E	—	%E

	Y Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		August 19 to December 31, 2014A
	(unaudited)
Net asset value, beginning of period	$10.45		$10.94		$10.00

Income from investment operations:
Net investment income (loss)	0.06		(0.05)		0.30
Net gains (losses) from investments (both realized and unrealized)	0.13		(0.08)		1.03

Total income (loss) from investment operations	0.19		(0.13)		1.33

Less distributions:
Dividends from net investment income	—		(0.21)		(0.31)
Distributions from net realized gains	—		(0.15)		(0.08)
Return of Capital	—		(0.00	)F	—

Total distributions	—		(0.36)		(0.39)

Net asset value, end of period	$10.64		$10.45		$10.94

Total return A	1.92	%C	(1.15)%		13.33	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$68,013		$33,832		$465
Ratios to average net assets:
Expenses, before reimbursements	1.77	%D	2.28%		7.71	%D
Expenses, net of reimbursements	1.64	%D	1.64%		1.64	%D
Net investment income (loss), before reimbursements	(1.59	)%D	(1.70)%		12.50	%D
Net investment income (loss), net of reimbursements	(1.46	)%D	(1.06)%		18.58	%D
Portfolio turnover rate	—	%E	—	%E	—	%E

A	August 19, 2014 is the inception date of the AHL Managed Futures Strategy Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.
F	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

62

American Beacon AHL Managed Futures Strategy Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		August 19 to December 31, 2014A
	(unaudited)
Net asset value, beginning of period	$10.41		$10.93		$10.00

Income from investment operations:
Net investment income (loss)	(0.12)		(0.09)		0.30
Net gains (losses) from investments (both realized and unrealized)	0.30		(0.08)		1.02

Total income (loss) from investment operations	0.18		(0.17)		1.32

Less distributions:
Dividends from net investment income	—		(0.20)		(0.31)
Distributions from net realized gains	—		(0.15)		(0.08)
Return of Capital	—		(0.00	)F	—

Total distributions	—		(0.35)		(0.39)

Net asset value, end of period	$10.59		$10.41		$10.93

Total return A	1.73	%C	(1.54)%		13.23	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$34,734		$37,185		$3,024
Ratios to average net assets:
Expenses, before reimbursements	1.96	%D	2.40%		5.98	%D
Expenses, net of reimbursements	1.92	%D	1.92%		1.92	%D
Net investment income (loss), before reimbursements	(1.78	)%D	(2.07)%		10.41	%D
Net investment income (loss), net of reimbursements	(1.74	)%D	(1.59)%		14.47	%D
Portfolio turnover rate	—	%E	—	%E	—	%E

	A Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		August 19 to December 31, 2014 A
	(unaudited)
Net asset value, beginning of period	$10.44		$10.93		$10.00

Income from investment operations:
Net investment income (loss)	0.31		(0.52)		0.32
Net gains (losses) from investments (both realized and unrealized)	(0.14)		0.36		1.00

Total income (loss) from investment operations	0.17		(0.16)		1.32

Less distributions:
Dividends from net investment income	—		(0.18)		(0.31)
Distributions from net realized gains	—		(0.15)		(0.08)
Return of Capital	—		(0.00	)F	—

Total distributions	—		(0.33)		(0.39)

Net asset value, end of period	$10.61		$10.44		$10.93

Total return A	1.73	%C	(1.45)%		13.23	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$23,240		$9,891		$9,019
Ratios to average net assets:
Expenses, before reimbursements	2.07	%D	2.55%		5.31	%D
Expenses, net of reimbursements	1.94	%D	1.94%		1.94	%D
Net investment income (loss), before reimbursements	(1.89	)%D	(3.59)%		32.48	%D
Net investment income (loss), net of reimbursements	(1.76	)%D	(2.98)%		35.85	%D
Portfolio turnover rate	—	%E	—	%E	—	%E

63

American Beacon AHL Managed Futures Strategy Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		August 19 to December 31, 2014 A
	(unaudited)
Net asset value, beginning of period	$10.34		$10.90		$10.00

Income from investment operations:
Net investment income (loss)	0.03		(0.09)		0.27
Net gains (losses) from investments (both realized and unrealized)	0.11		(0.16)		1.02

Total income (loss) from investment operations	0.14		(0.25)		1.29

Less distributions:
Dividends from net investment income	—		(0.16)		(0.31)
Distributions from net realized gains	—		(0.15)		(0.08)
Return of Capital	—		(0.00	)F	—

Total distributions	—		(0.31)		(0.39)

Net asset value, end of period	$10.48		$10.34		$10.90

Total return A	1.35	%C	(2.30)%		12.93	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,180		$2,151		$401
Ratios to average net assets:
Expenses, before reimbursements	2.85	%D	3.32%		8.75%
Expenses, net of reimbursements	2.69	%D	2.69%		2.68%
Net investment income (loss), before reimbursements	(2.67	)%D	(2.88)%		7.02%
Net investment income (loss), net of reimbursements	(2.51	)%D	(2.25)%		13.09%
Portfolio turnover rate	—	%E	—	%E	—	%E

64

American Beacon Ionic Strategic Arbitrage Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30, 2016		June 30 to December 31, 2015D
	(unaudited)
Net asset value, beginning of period	$9.89		$10.00

Income from investment operations:
Net investment income	0.05		0.04
Net gains (losses) from investments (both realized and unrealized)	(0.05)		0.11

Total income from investment operations	0.00		0.15

Less distributions:
Dividends from net investment income	—		(0.06)
Distributions from net realized gains	—		(0.20)

Total distributions	—		(0.26)

Net asset value, end of period	$9.89		$9.89

Total return A	0.00	%C	1.60	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$104,323		$63,422
Ratios to average net assets:
Expenses, before reimbursements	3.44	%B	3.55	%B
Expenses, before reimbursements, excluding non-operating expenses	1.63	%B	2.25	%B
Expenses, net of reimbursements	3.36	%B	2.84	%B
Expenses, net of reimbursements, excluding non-operating expenses	1.54	%B	1.54	%B
Net investment (loss), before reimbursements	(0.46	)%B	(0.31	)%B
Net investment income (loss), net of reimbursements	(0.38	)%B	0.40	%B
Portfolio turnover rate	248	%C	159	%C

	Y Class
	Six Months Ended June 30, 2016		June 30 to December 31, 2015 D
	(unaudited)
Net asset value, beginning of period	$9.90		$10.00

Income from investment operations:
Net investment income	0.06		0.06
Net gains (losses) from investments (both realized and unrealized)	(0.06)		0.10

Total income from investment operations	0.00		0.16

Less distributions:
Dividends from net investment income	—		(0.06)
Distributions from net realized gains	—		(0.20)

Total distributions	—		(0.26)

Net asset value, end of period	$9.90		$9.90

Total return A	0.00	%C	1.56	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$50,087		$26,060
Ratios to average net assets:
Expenses, before reimbursements	3.62	%B	3.83	%B
Expenses, before reimbursements, excluding non-operating expenses	1.67	%B	2.21	%B
Expenses, net of reimbursements	3.59	%B	3.27	%B
Expenses, net of reimbursements, excluding non-operating expenses	1.64	%B	1.64	%B
Net investment income (loss), before reimbursements	(0.41	)%B	0.83	%B
Net investment income (loss), net of reimbursements	(0.38	)%B	1.40	%B
Portfolio turnover rate	248	%C	159	%C

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Commencement of Operations.

65

American Beacon Ionic Strategic Arbitrage Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2016		June 30 to December 31, 2015 D
	(unaudited)
Net asset value, beginning of period	$9.88		$10.00

Income from investment operations:
Net investment income	0.05		0.02
Net gains (losses) from investments (both realized and unrealized)	(0.06)		0.12

Total income (loss) from investment operations	(0.01)		0.14

Less distributions:
Dividends from net investment income	—		(0.06)
Distributions from net realized gains	—		(0.20)

Total distributions	—		(0.26)

Net asset value, end of period	$9.87		$9.88

Total return A	(0.10	)%C	1.36	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,895		$2,187
Ratios to average net assets:
Expenses, before reimbursements	3.64	%B	4.23	%B
Expenses, before reimbursements, excluding non-operating expenses	1.88	%B	2.92	%B
Expenses, net of reimbursements	3.68	%B	3.23	%B
Expenses, net of reimbursements, excluding non-operating expenses	1.92	%B	1.92	%B
Net investment (loss), before reimbursements	(0.75	)%B	(1.52	)%B
Net investment (loss), net of reimbursements	(0.79	)%B	(0.53	)%B
Portfolio turnover rate	248	%C	159	%C

	A Class
	Six Months Ended June 30, 2016		June 30 to December 31, 2015 D
	(unaudited)
Net asset value, beginning of period	$9.88		$10.00

Income from investment operations:
Net investment income	0.05		0.08
Net gains (losses) from investments (both realized and unrealized)	(0.06)		0.06

Total income (loss) from investment operations	(0.01)		0.14

Less distributions:
Dividends from net investment income	—		(0.06)
Distributions from net realized gains	—		(0.20)

Total distributions	—		(0.26)

Net asset value, end of period	$9.87		$9.88

Total return A	(0.10	)%C	1.36	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$115		$115
Ratios to average net assets:
Expenses, before reimbursements	3.98	%B	7.35	%B
Expenses, before reimbursements, excluding non-operating expenses	2.15	%B	5.93	%B
Expenses, net of reimbursements	3.76	%B	3.37	%B
Expenses, net of reimbursements, excluding non-operating expenses	1.94	%B	1.94	%B
Net investment (loss), before reimbursements	(1.00	)%B	(3.54	)%B
Net investment income (loss), net of reimbursements	(0.79	)%B	0.44	%B
Portfolio turnover rate	248	%C	159	%C

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Commencement of Operations.

66

American Beacon Ionic Strategic Arbitrage Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2016		June 30 to December 31, 2015D
	(unaudited)
Net asset value, beginning of period	$9.85		$10.00

Income from investment operations:
Net investment income	0.02		0.05
Net gains (losses) from investments (both realized and unrealized)	(0.07)		0.05

Total income (loss) from investment operations	(0.05)		0.10

Less distributions:
Dividends from net investment income	—		(0.05)
Distributions from net realized gains	—		(0.20)

Total distributions	—		(0.25)

Net asset value, end of period	$9.80		$9.85

Total return A	(0.51	)%C	1.00	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$160		$131
Ratios to average net assets:
Expenses, before reimbursements	4.72	%B	8.14	%B
Expenses, before reimbursements, excluding non-operating expenses	2.88	%B	6.72	%B
Expenses, net of reimbursements	4.54	%B	4.11	%B
Expenses, net of reimbursements, excluding non-operating expenses	2.69	%B	2.69	%B
Net investment (loss), before reimbursements	(1.70	)%B	(4.30	)%B
Net investment (loss), net of reimbursements	(1.51	)%B	(0.28	)%B
Portfolio turnover rate	248	%C	159	%C

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Commencement of Operations.

67

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Disclosure Regarding Board Approval of New Management and Investment Advisory Agreements

At an in-person meeting held on November 12, 2014, telephonic meetings held on November 26, 2014 and December 6, 2014 and an in-person meeting held on December 10, 2014 (collectively, the “Board Meetings”), the Board of Trustees (“Board”) considered the approval of:

(1) a new Management Agreement (“New Management Agreement”) among American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of the American Beacon AHL Managed Futures Strategy Fund (“Fund”); and

(2) a new Investment Advisory Agreement (“New Advisory Agreement”) among the Manager, the Trust, on behalf of the Fund, and AHL Partners LLP (“AHL” or “Sub-Advisor”).

The Board meetings were held for the Trustees to consider the New Management Agreement and New Advisory Agreements (“New Agreements”) because, on November 20, 2014, Lighthouse Holdings Parent, Inc. (“LPHI”), the indirect parent company of the Manager, entered into an Agreement and Plan of Merger pursuant to which LHPI agreed to be acquired by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) and Estancia Capital Management, LLC (“Estancia”) (collectively, the “Purchasers”), which are private equity firms (“Transaction”). As required by the Investment Company Act of 1940, as amended (“1940 Act”), the current Management Agreement (“Current Management Agreement”) among the Manager and the Trust, on behalf of the Fund, and the current Investment Advisory Agreement (“Current Advisory Agreement”) among the Manager, the Trust, on behalf of the Fund, and AHL provided for their automatic termination in the event of an assignment. The Transaction was deemed an “assignment” under the 1940 Act. As a result, the Current Management Agreement and the Current Advisory Agreement (together, the “Current Agreements”) were deemed to have automatically terminated upon the closing of the Transaction. (The Transaction closed on April 30, 2015).

The Board focused on the effect that the Transaction would have on the Manager and the Fund. Additionally, the Board considered that it had requested and evaluated the information relevant to the approval of the Current Management Agreement and Current Advisory Agreement at in-person meetings held in June 2014. The Manager represented to the Board that there had been no material changes or developments relating to the Manager or the Sub-Advisor since the June 2014 meetings, other than the changes or developments subsequently reported to the Board or discussed in the due diligence materials submitted to the Trustees in connection with the Transaction. In light of the proximity of the Board’s consideration of the renewal of the Current Agreements, and the Board’s ongoing due diligence review in connection with the Transaction, the Board determined that it was not necessary to repeat certain aspects of the review conducted in connection with the approvals in the past year.

In connection with the Board Meetings, the Trustees received and evaluated such information as they deemed necessary to their consideration of the New Agreements. The information requested on behalf of the Board included, among other information, the following:

•	a description of the Transaction, the effect of the Transaction on the Manager, the Trust and the Board, and any proposed changes to the Trust, its service providers, the Fund’s fee structures, fee waivers, and other information;

•	a description of any anticipated significant changes, if any, to principal activities, personnel, services provided to the Fund, or any other area, including how these changes might affect the Fund;

•	information regarding the financial resources of the Purchasers and the Manager’s capital structure after the Transaction, including confirmation that the Manager’s financial condition would not raise

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

concerns that the Manager would be unable to continue providing the same scope and quality of services to the Fund;

•	information regarding the Manager’s due diligence, bidding and selection process with respect to the Purchasers;

•	information regarding the structure of the relationship between Kelso and Estancia and the role that each would assume in advance of and after the Closing;

•	information regarding each Purchaser’s ownership structure and key personnel, including information regarding affiliations of the Purchaser and the Manager after the Transaction;

•	information regarding each Purchaser’s asset management experience, including the experience of the Purchasers’ key personnel relating to the management of investment companies registered under the 1940 Act;

•	the Purchasers’ business plans with respect to the Manager after the Transaction;

•	information regarding the extent to which the Purchasers expect to be involved in the Manager’s day-to-day operations and the persons to whom the Manager’s key personnel will report;

•	information regarding any anticipated impact that the Transaction might have on the Manager’s compliance activities or the resources available to the Fund’s Chief Compliance Officer;

•	a discussion of any potential material changes to the Current Agreements;

•	a description of any expected changes in distribution or marketing efforts and strategies for the Fund as a result of the Transaction;

•	information regarding whether the Purchasers or the Manager anticipated proposing any changes to the membership of the Board;

•	a discussion of the length of the Purchasers’ anticipated ownership of the Manager and the expected duration of the investment funds financing the Transaction;

•	information regarding the ownership and investment of management personnel in the Manager;

•	information regarding the Manager’s employee equity incentive plan after the Closing;

•	a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Purchasers, or their personnel;

•	verification of the continuation of the Manager’s insurance coverage after the Transaction with regard to the services provided to the Fund; and

•	in-person presentations by and discussions with the Manager and representatives of the Purchasers regarding the Transaction.

The Board also considered information that had been provided to the Board by the Manager and the Sub-Advisor for the June 2014 meetings in connection with the renewal of the Current Agreements.

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Provided below is an overview of the primary factors the Trustees considered at the Board Meetings. The Board did not identify any particular information that was most relevant to its consideration to approve the New Agreements, and each Trustee may have afforded different weight to the various factors. In connection with the approval process for the New Agreements, the Trustees received advice from their legal counsel detailing the Board’s responsibilities pertaining thereto. Legal counsel to the non-interested Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Agreements. Based on its evaluation, the Board unanimously concluded that the terms of the New Agreements were reasonable and fair and that the approval of the New Agreements was in the best interests of the Fund and its shareholders.

In determining whether to approve the New Agreements on December 10, 2014, the Trustees considered the best interests of the Fund. The Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered its review of the Current Agreements in June 2014, and the information received in November and December 2014 with respect to, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the Sub-Advisor for the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or a Sub-Advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect these economies of scale for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the Sub-Advisor from its relationship with the Fund. The Trustees posed questions to various management personnel of the Manager and the Purchasers regarding certain key aspects of the materials submitted in support of the approval of the New Agreements.

Nature, Extent and Quality of the Services Provided. With respect to the approval of the New Agreements, the Board considered that the New Agreements provide for the Manager and the Sub-Advisor to provide the same services to the Fund on substantially the same terms as the Current Agreements. The Board considered representations by the Manager and/or Purchasers that the Transaction will not result in any changes to the manner in which the Fund’s assets are managed. The Board also considered representations by the Manager and/or Purchasers that the Transaction will not result in any adverse impact or changes to: the personnel involved in the management of the Fund; the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a lower than average cost; the Manager’s continuing efforts to enhance distribution of the Fund’s shares and add new series to the Trust and share classes to the Fund’s product line; the adequacy of the Manager’s financial condition; the Manager’s day-to-day operations; the Manager’s compliance activities or the resources available to the Trust’s Chief Compliance Officer; or the Fund’s service providers or Sub-Advisor. The Board also considered the Manager’s representation that there had been no material changes or developments regarding the Manager or the Sub-Advisor since the Board’s consideration of the Current Agreements in June 2014 that had not previously been reported to the Board. The Board also considered information regarding the post-closing capitalization of the Purchasers and the Purchasers’ long-term business goals with regard to the Manager and the Manager’s activities with respect to the Trust, which are consistent with the Manager’s current goals. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the Sub-Advisor were appropriate for the Fund and, thus, determined to approve the New Agreements for the Fund.

Investment Performance. The Board considered its review of the comparative information regarding the Fund’s investment performance relative to its benchmark index(es) and peer group in connection with the renewal of the Current Agreements. The Board also considered the performance reports and discussions with management at Board and Committee meetings since June 2014. The Manager also noted that it generally was satisfied with the performance of the Sub-Advisor.

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Costs of the Services to be Provided to the Fund and the Projected Profits to be Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager with respect to the Fund, the Board considered that the Transaction would result in no changes to the fees charged to the Fund or the Manager’s fee waivers currently in place with respect to the Fund. Additionally, the Board noted that there had been no material changes in this regard since its consideration of the Current Agreements in June 2014. Based on the foregoing information and the Board’s considerations in connection with the approval of the Current Agreements in June 2014, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. The Board did not consider the costs of the services to be provided and profits to be realized by the Sub-Advisor from its relationship with the Fund, noting instead the substantially arm’s-length nature of the relationship between the Manager and the Sub-Advisor with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale and Whether Fee Levels Reflect Economies of Scale. In considering the reasonableness of the management fees, the Board considered that the Fund would pay the same fee rates to the Manager under the New Management Agreement as the Fund currently pays under the Current Management Agreement. The Board also considered that the Fund would pay the same investment advisory fee rate to the Sub-Advisor under the New Advisory Agreement as the Fund pays under the Current Advisory Agreement. Based on the foregoing information and the Board’s considerations in connection with the renewal of the Current Agreements in June 2014, the Board concluded that the Manager’s fee schedule for the Fund, and the Sub-Advisor’s fee schedule for the Fund, provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived by the Manager from Relationship With the Fund. The Board considered that the “fall-out” or ancillary benefits that accrue to the Manager and/or the Sub-Advisor as a result of its advisory relationship with the Fund would not change as a result of the Transaction. Based on the foregoing information and the Board’s considerations in connection with the approval of the Current Agreements in June 2014, the Board concluded that the potential benefits accruing to the Manager under the New Management Agreement and the Sub-Advisor under the New Advisory Agreement, by virtue of the Manager’s and the Sub-Advisor’s relationship with the Fund, appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Sub-Advisor, as that term is defined in the 1940 Act, concluded that the management and investment advisory fee rates to be paid by the Fund are fair and reasonable and that the approval of the New Agreements is in the best interests of the Fund, and approved the New Agreements.

Disclosure Regarding Approval of Management Agreement

At its March 3-4, 2016 meetings, the Board considered the approval of a new Management Agreement (“New Agreement”) between the Manager and the Trust, on behalf of the Fund. The New Agreement combines the terms of the Fund’s prior management agreement and administration agreement and establishes a standardized fee schedule for four categories of funds, which include fee schedule breakpoints. The Board considered that, with respect to the Fund, the single management fee rate under the New Agreement does not exceed the former combined investment management and administrative services fee rates, and there is no change to the investment management or administrative services provided or the aggregate fees charged to the Fund.

The Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the New Agreement. The Board also considered information that had been provided by the Manager to the Board at its November 9-10, 2015 meetings when the Board had met with various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the New Agreement. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Agreement. The

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

The Board determined that it did not need to consider certain factors that it typically considers during its review of the Fund’s management agreement because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Fund by the Manager at in-person meetings held on June 2–3, 2015, when it reviewed the prior management agreement or, in connection with the initial approval of that agreement. The Board noted that it previously had considered and approved the prior management agreement at an in-person meeting held on November 12, 2014, at telephonic meetings held on November 26, 2014 and December 6, 2014 and at an in-person meeting held on December 10, 2014.

In connection with the Board’s review of the New Agreement, the Board considered, among other things, information provided by the Manager regarding the terms of the New Agreement and the relevant differences between the New Agreement and the prior management agreement and administration agreement. The Board considered the Manager’s representations that the New Agreement would not reduce or modify in any way the nature or level of the advisory or administration services provided to the Fund. The Board also considered that the fee rate payable by the Fund under the New Agreement would not exceed the aggregate fee rate payable by the Fund under the prior management agreement and administration agreement. Additionally, the Board considered the Manager’s representation that there would be no change in the professional personnel who primarily perform management and administrative services for the Fund and the Manager’s representations regarding disclosure of the New Agreement to new and existing shareholders. The Board also considered that an independent consultant retained to assist the Board in evaluating the Manager’s proposal to combine the prior management agreement and administration agreement had concluded that the proposal was reasonable and in the best interest of shareholders.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund; and (3) approved the New Agreement on behalf of the Fund.

Disclosure Regarding the Board of Trustees’ Renewal and Approval of the Management Agreement and Investment Advisory Agreement of the Fund

At in-person meetings held on May 17, 2016 and June 8, 2016 (collectively, the “Meetings”), the Board considered and then, at its June 8, meeting, approved: (1) the renewal of the Management Agreement between the Manager and the Trust on behalf of the Fund; and (2) the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) among the Manager, AHL (“subadvisor”), and the Trust. The Management Agreement and the Investment Advisory Agreement are collectively referred to herein as the “Agreements.” In preparation for the Board to consider the renewal of these Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisor. At the Meetings, the Board considered the information provided. The Board noted that as a result of the acquisition of Lipper, Inc. (“Lipper”) by Broadridge, Lipper expense and performance information was provided by Broadridge. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular meetings of the Board and its committees, as well as information specifically prepared in connection with the renewal process.

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

In connection with the Board’s consideration of the Management Agreement and the Investment Advisory Agreement, the Trustees received and evaluated such information as they deemed necessary. The information requested on behalf of the Board included, among other information, the following materials. References herein to the “firm” refer to the Manager and/or the subadvisor.

•	comparisons of the performance of an appropriate share class of the Fund to comparable investment companies and appropriate benchmark indices, including peer group averages and performance analyses provided by Broadridge and Morningstar, and to the performance of any similar accounts managed by the firm;

•	comparisons of the Fund’s management and subadvisory fee rates and expense ratio with the management fee rates paid by comparable mutual funds, including peer group averages and fee and expense analyses provided by Broadridge and Morningstar, and the advisory fee rates charged to other clients for which similar services are provided;

•	a description of any applicable fee waivers and/or expense reimbursements in place for the Fund during the past year, and any proposed changes to the expense caps;

•	the Manager’s profitability with respect to the services that it provided to the Fund;

•	any actual or anticipated economies of scale in relation to the services the firm provides or will provide to the Fund and whether the current fee rates charged or to be charged to the Fund reflect these economies of scale for the benefit of the Fund’s investors;

•	an evaluation of any other benefits to the firm or Fund as a result of their relationship, if any;

•	information regarding the securities lending, cash management, administrative and accounting-related services that the Manager provides to the Fund, as applicable, and the fees that the Manager receives for such services; and

•	information regarding a firm’s financial condition, the personnel of the Manager who are assigned primary responsibility for managing the Fund, staffing levels, portfolio managers’ compensation, disaster recovery plans, insurance coverage, material pending litigation, code of ethics, compliance matters, trading activities, and actual or potential conflicts of interest that the firm experiences, or anticipates that it will experience, in providing services to the Fund.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that prior to May 29, 2016, the Manager provided management and administrative services to the Fund pursuant to separate agreements. The Board noted, in this regard, that many mutual funds have separate contracts governing both types of services, and observed that the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any waivers and/or reimbursements.

The firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. The class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which, was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Management Agreement and Investment Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Fund and its shareholders.

I.	Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to renew the Management Agreement and the Investment Advisory Agreement on behalf of the Fund, the Trustees considered the best interests of the Fund. While the Management Agreement and the Investment Advisory Agreements for all series of the Trust and American Beacon Select Funds (together, the “Trusts”) were considered at the Meetings, the Board considered the Fund’s investment management and subadvisory relationships separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the subadvisor for the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or the subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect these economies of scale for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the subadvisor from their relationship with the Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s long-term performance and the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Fund; the Manager’s commitment to enhance the Fund’s product line and increase assets in the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; the Manager’s commitment to training employees; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Trustees considered the level of staffing and the size of the subadvisor. The Board also considered the adequacy of the resources committed to the Fund by the subadvisor, and whether those resources were commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of the subadvisor. The Board also considered the subadvisor’s representations regarding its compliance program and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the subadvisor were appropriate for the Fund and, thus, determined to renew the Management Agreement and the Investment Advisory Agreement for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the Fund’s investment performance relative to its Lipper performance universe, Lipper performance group, and/or benchmark index(es) as well as the Fund’s Morningstar rating. The Board

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

considered the information provided by Broadridge regarding its independent peer selection methodology to select all Lipper performance groups and universes. The Board also considered that the performance groups and universes selected by Broadridge may not provide appropriate comparisons for certain series of the Trusts. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also considered the Manager’s recommendation to continue to retain the subadvisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all series of the Trusts and at an individual Fund level, with some series of the Trusts being profitable for the Manager and with the Manager sustaining losses with respect to other series of the Trusts. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the series of the Trusts, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the series of the Trusts.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain series of the Trusts and share classes that were in place during the last fiscal year. The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of certain series of the Trusts. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the subadvisor in connection with its investment advisory services to the Fund, the Board considered that, in many cases, the Manager has negotiated the lowest fee rate a subadvisor charges for any comparable client accounts. The Board did not request profitability data from the subadvisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisor with respect to the negotiation of subadvisory fee rate. In addition, the Board noted that subadvisors may not account for their profits on an account-by-account basis and those that do likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. The Board also considered the Manager’s representation that many of the series of the Trusts benefit from economies of scale because comparably low fee rate levels are reflected in the current fee rates the Manager charges. The Board further noted the Manager’s representation that many series of the Trusts benefit from these comparably low fee rate

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

levels despite not having yet reached an asset size at which economies of scale would traditionally be considered to exist. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisor as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisor. In addition, the Board noted that certain subadvisors benefit from soft dollar arrangements for third party and proprietary research.

In addition, the Manager noted that the Fund also derives benefits from its association with the Manager. Specifically, the Board noted the Manager’s representation that it provides services to most series of the Trusts at a lower than industry average cost. The Board considered that certain subadvisors reimburse the Manager for certain costs relating to distribution activities for the series of the Trusts, as well as representations by all such subadvisors that they would not reduce their fee rates in lieu of providing such reimbursements. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisor by virtue of their relationships with the Fund appear to be fair and reasonable

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made versus the Fund’s Lipper performance universe and Lipper performance group, with the 1st Quintile representing the top twenty percent of the universe or group based on performance and the 5th Quintile representing the bottom twenty percent of the universe or group based on performance. References below to the Fund’s Lipper performance group and Lipper performance universe are to the respective group or universe of comparable mutual funds included in the analysis provided by Broadridge. A Lipper performance group consists of the Fund and a representative sample of funds with similar investment classifications and objectives as the Fund, as selected by Broadridge. A Lipper performance universe is an expansion of the performance group, providing a broader view of performance across the Fund’s investment classification/objective and allowing for a more extensive comparison. In reviewing the performance, the Trustees viewed longer-term performance over a full market cycle, typically five years or longer, if available, as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events that do not reflect manager skill.

The expense comparisons below were made versus the Fund’s Lipper expense universe and Lipper expense group, with the 1st Quintile representing the top twenty percent of the universe or group based on lowest total expense and the 5th Quintile representing the bottom twenty percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Lipper expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Lipper expense universe includes all funds in the investment classification/objective with a similar load type to the share class of the Fund included in the Lipper comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. The Trustees also considered the Fund’s Morningstar fee level category. In reviewing expenses, the Trustees considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisor’s use of soft dollars was requested from the Manager and was considered by the Trustees.

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Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Additional Considerations and Conclusions with Respect to the American Beacon AHL Managed Futures Strategy Fund

In considering the renewal of the Management Agreement and Investment Advisory Agreement with AHL for the Fund, the Trustees considered the following additional factors:

Lipper Total Expense Analysis and Morningstar Fee Level Ranking

Compared to Lipper Expense Universe	3rd Quintile
Compared to Lipper Expense Group	3rd Quintile
Morningstar Fee Level Ranking - Institutional Class	Average Expense Ratio

Lipper Fund Performance Analysis (one-year period ended March 31, 2016)

Compared to Lipper Performance Universe	2nd Quintile
Compared to Lipper Performance Group	2nd Quintile

(1) Information provided by AHL regarding fee rates charged for managing accounts in the same strategy as the Fund; and (2) the Manager’s recommendation to continue to retain the subadvisor based upon, among other factors, the relatively brief period that the Fund has been in operation.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund; and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Fund.

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By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com, approximately sixty days after the end of each quarter.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund and American Beacon Ionic Strategic Arbitrage Fund are service marks of American Beacon Advisors, Inc.

SAR 6/16

American Beacon®
FUNDS
2016 SEMI-ANNUAL REPORT
JUNE 30, 2016
BAHL & GAYNOR SMALL CAP GROWTH FUND
BRIDGEWAY LARGE CAP VALUE FUND
HOLLAND LARGE CAP GROWTH FUND
STEPHENS SMALL CAP GROWTH FUND
STEPHENS MID-CAP GROWTH FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BAHL & GAYNOR SMALL CAP GROWTH FUND Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. BRIDGEWAY LARGE CAP VALUE FUND Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. While the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. HOLLAND LARGE CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. STEPHENS SMALL CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. STEPHENS MID-CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. The advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2016

President’s Message

Dear Shareholders,

During the six-month period ended June 30, 2016, disparate central bank policies, uneven economic growth and volatile oil prices set the stage for mixed returns around the globe. Many central banks around the world decided to continue or expand their economic stimulation policies. In March 2016, the Bank of Japan (“BOJ”) pushed its rates into negative territory and the European Central Bank (“ECB”) cut a key rate to zero. China’s slowing growth also escalated concerns for markets and companies around the globe. In this environment, international stocks fluctuated from one extreme to another; domestic stocks made modest gains thanks to a rally in oil prices and positive economic reports; and emerging-market stocks rebounded and outpaced developed-market stocks. Bonds generally outperformed stocks thanks to declining interest rates. In April 2016, the BOJ and the ECB left their interest rate policies unchanged, and the Federal Reserve’s Federal Open Market Committee decided to maintain its short-term interest rates in the range of 0.25% to 0.5%. During the period under review, the price of oil was volatile. In June 2016, the price-per-barrel briefly crossed $51 and closed the month at $48.38.

On Friday, June 24, 2016, the global financial markets were roiled following Great Britain’s announcement that 52% of its voters favored leaving the European Union. The “Brexit” referendum fallout was swift and significant: British Prime Minister David Cameron announced his resignation; the British pound sterling plunged approximately 12% against the dollar; the euro tumbled 1.4% against the dollar; and the price of gold surged to a two-year high, up 4.7%. Global markets reacted to the Brexit news with a selling frenzy, which resulted in considerable declines: London, 3.2%; Paris, 8.0%; Frankfurt, 6.8%; Tokyo, 7.9%; Shanghai, 1.3%; and Hong Kong, 2.9%. In the U.S., the Dow Jones Industrial Average declined 611.21 points, or 3.4%, which wiped out year-to-date gains; the S&P 500 Index fell 3.6%; and the NASDAQ Composite Index dropped 4.1%. That same day, Moody’s Investors Service changed the U.K.’s long-term issuer and debt ratings to negative from stable, and affirmed both ratings at Aa1. On Monday, June 27, 2016, Standard & Poor’s Global Ratings stripped the U.K. of its impeccable AAA credit rating, reducing it to AA with a negative outlook. In addition, Fitch’s Ratings, Inc. downgraded the U.K.’s long-term foreign and local currency issuer default ratings to AA with negative outlooks.

Despite all this turmoil, U.S. investors appeared to be opportunistically willing to take on some risk and, by June 30, 2016, the broad market had almost returned to its pre-Brexit level and ended the month in positive territory.

For the six months ended June 30, 2016:

•	American Beacon Bahl & Gaynor Small Cap Growth Fund (Investor Class) returned 6.72%.

•	American Beacon Bridgeway Large Cap Value Fund (Investor Class) returned 4.68%.

•	American Beacon Holland Large Cap Growth Fund (Investor Class) returned -1.11%.

•	American Beacon Stephens Small Cap Growth Fund (Investor Class) returned 0.92%.

•	American Beacon Stephens Mid-Cap Growth Fund (Investor Class) returned -0.95%.

For the period under review, the broad-market S&P 500 Index and the Russell 1000 Value Index – both of which are benchmarks measuring the performance of large-cap domestic stocks – gained 3.84% and 6.30%, respectively. The Russell 2000 Growth Index, a benchmark for small-cap, growth-oriented domestic stocks, declined -1.59% in comparison.

Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Investor Class of the Bahl & Gaynor Small Cap Growth Fund (the “Fund”) returned 6.72% for the six-month period ended June 30, 2016. The Fund outperformed the Russell 2000 Growth Index (the “Index”) return of -1.59% for the period.

Total Returns for the Period ended June 30, 2016

	Ticker	6 Months*	1 Year	Since Inception (7/15/14)
Institutional Class (1,5)	GBSIX	6.98%	1.54%	5.65%
Y Class (1,5)	GBSYX	6.89%	1.45%	5.55%
Investor Class (1,5)	GBSPX	6.72%	1.17%	5.26%
A Class with sales charge (1,2,5)	GBSAX	0.56%	-4.60%	2.08%
A Class without sales charge (1,2,5)	GBSAX	6.73%	1.17%	5.21%
C Class with sales charge (1,3,5)	GBSCX	5.30%	-0.66%	4.43%
C Class without sales charge (1,3,5)	GBSCX	6.30%	0.34%	4.43%
Russell 2000 Growth Index (4)		-1.59%	-10.75%	2.18%
S&P 500 Index (4)		3.84%	3.99%	5.41%

*	Not Annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.
2.	A Class shares have a maximum sales charge of 5.75%.
3.	C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
4.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell 2000 Growth Index and the Russell 2000 Index are registered trademarks of Frank Russell Company. The Russell 2000 Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. One cannot directly invest in an index.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 3.05%, 2.77%, 3.20%, 2.89%, and 3.85%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due primarily to stock selection. Sector allocation relative to the Index added value as well.

Most of the Fund’s excess performance related to security selection was attributable to holdings in the Health Care, Industrials and Information Technology sectors. Investments in the Health Care sector contributed more than 325 basis points (3.25%) to performance. In the Health Care sector, West Pharmaceutical Services (up 26.9%) and Bio Techne Corp (up 25.7%) contributed to the Fund’s returns. Not owning Ultragenyx Pharmaceutical, which was down 56.4% in the Index, also positively impacted performance. Ritchie Bros Auctioneers (up 41.1%), Valmont Industries (up 29.4%), and Watsco (up 22.4%), added relative value in the Industrials sector. In the Information Technology sector, Silicon Motion Technol (up 59.0%), Methode Electronics (up 9.3%) and FEI Company (up 36.6%) were the largest contributors. The aforementioned good performance was slightly offset by the Fund’s poor selection in the Financials sector where Bank of Ozarks (down 23.0%), Evercore Partners (down 16.8%) and S+T Bancorp (down 19.1%) detracted from the Fund’s returns.

From a sector allocation perspective, the Fund benefited from underweighting Health Care, the worst performing sector in the Index, and overweighting Financials. Conversely, underweighting Telecommunication Services, the best performing sector in the Index, and underweighting the Consumer Discretionary sector detracted from relative performance during the period.

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Performance Overview

June 30, 2016 (Unaudited)

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in high-quality, smaller capitalization, dividend-paying stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
MarketAxess Holdings, Inc.		3.5
Texas Roadhouse, Inc.		3.0
Cantel Medical Corp.		2.8
West Pharmaceutical Services, Inc.		2.6
Watsco, Inc.		2.6
Ritchie Bros Auctioneers, Inc.		2.5
Blackbaud, Inc.		2.5
Monolithic Power Systems, Inc.		2.4
Methode Electronics, Inc.		2.3
Thor Industries, Inc.		2.3

Total Fund Holdings	67

Sector Allocation (% Equities)
Information Technology	27.0
Consumer Discretionary	17.0
Industrials	16.4
Health Care	16.2
Financials	14.0
Consumer Staples	4.5
Materials	3.9
Energy	1.0

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Value Fund (the “Fund”) returned 4.68% for the six months ended June 30, 2016, compared to the Russell 1000® Value Index (the “Index”) return of 6.30% for the same period.

Total Returns for Period ended June 30, 2016

	Ticker	6 Months*	1 Year	5 Years	10 Years

Institutional Class (1,7)	BRLVX	4.84%	1.46%	12.75%	7.55%
Y Class (1,2,7)	BWLYX	4.85%	1.40%	12.69%	7.52%
Investor Class (1,3,7)	BWLIX	4.68%	1.15%	12.45%	7.40%
A Class with sales Charge (1,4,7)	BWLAX	-1.34%	-4.71%	11.01%	6.71%
A Class without sales charge (1,4,7)	BWLAX	4.66%	1.11%	12.33%	7.35%
C Class with sales charge (1,5,7)	BWLCX	3.26%	-0.66%	11.64%	7.02%
C Class without sales charge (1,5,7)	BWLCX	4.26%	0.34%	11.64%	7.02%
Russell 1000 Value Index (6)		6.30%	2.86%	11.35%	6.13%

*	Not Annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class was waived from 2008 through 2013 and recovered in 2014 and 2015. Performance prior to waiving fees was lower than the actual returns shown from 2008 through 2013.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 6/30/06 up to 2/3/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/06. A portion of the fees charged to the Y Class was waived in 2012 and recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 6/30/06 up to 2/3/12, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/06 A portion of the fees charged to the Investor Class was waived in 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown in 2012.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 6/30/06 through 2/3/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/06. A portion of the fees charged to the A Class was waived in 2012 and 2013 and recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013. A Class shares have a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 6/30/06 through 2/3/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/06. A portion of the fees charged to the C Class was waived in 2012 and 2013 and recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
6.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.75%, 0.81%, 1.09% 1.12%, and 1.87%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Fund underperformed the Index primarily due to stock selection as sector allocation detracted modest value relative to the Index.

Most of the Fund’s poor performance related to security selection was attributable to holdings in the Energy sector which detracted more than 160 (1.60%) basis points from performance. The Fund’s much smaller allocation versus the Index in Exxon Mobil, which was up 22.4%, negatively impacted performance in the Energy sector. The Fund’s investments in Tesoro (down 26.8%) and Valero Energy (down 26.2%) also detracted value in the Energy sector. The Fund’s Consumer Discretionary holdings also detracted from returns. Goodyear Tire & Rubber (down 20.3%) was the largest detractor in the Consumer Discretionary sector. The Fund’s absence from Mattel, which was up 20.3% in the Index, also hurt performance. The aforementioned poor performance was somewhat offset by good security selection in the Materials sector. In Materials, Newmont Mining (up 109.7%) and Ashland (up 11.9%) were the largest contributors.

The Fund’s overweight position in Consumer Discretionary, one of the poorer performing sectors in the Index, detracted more than 30 (0.30%) basis points from performance through sector allocation. The aforementioned poor performance was mostly offset by the Fund’s underweight in Financials, the worst performing sector, which added relative value.

The sub-advisor continues to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Tyson Foods, Inc.		1.8
Campbell Soup Co.		1.6
AT&T, Inc.		1.5
Johnson & Johnson		1.5
Citigroup		1.4
General Electric Co.		1.4
Quest Diagnostics, Inc.		1.4
Valero Energy Corp.		1.4
Corning, Inc.		1.3
Newmont Mining Corp.		1.3

Total Fund Holdings	106

Sector Allocation (% Equities)
Financials	23.7
Consumer Staples	13.7
Industrials	10.4
Information Technology	10.1
Energy	9.5
Utilities	9.4
Consumer Discretionary	8.1
Health Care	8.1
Telecommunication Services	3.7
Materials	3.3

American Beacon Holland Large Cap Growth FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Investor Class of the American Beacon Holland Large Cap Growth Fund (the “Fund”) returned -1.11% for the six months ended June 30, 2016, compared to the Russell 1000® Growth Index (the “Index”) return of 1.36% for the same period.

Total Returns for the Period ended June 30, 2016

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,2,7)	LHGIX	-0.93%	1.40%	10.30%	7.92%
Y Class (1,3,7)	LHGYX	-0.97%	1.29%	10.16%	7.85%
Investor Class (1,7)	LHGFX	-1.11%	1.03%	9.93%	7.72%
A Class with sales charge (1,4,7)	LHGAX	-6.79%	-4.81%	8.54%	7.03%
A Class without sales charge (1,4,7)	LHGAX	-1.12%	0.99%	9.84%	7.67%
C Class with sales charge (1,5,7)	LHGCX	-2.50%	-0.76%	9.13%	7.32%
C Class without sales charge (1,5,7)	LHGCX	-1.50%	0.24%	9.13%	7.32%
Russell 1000 Growth Index (6)		1.36%	3.02%	12.35%	8.78%

*	Not Annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2002 through 2012 and recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown from 2002 through 2012.
2.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 6/30/06 up to 3/1/10, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Institutional Class been in existence since 6/30/06. A portion of the fees charged to the Institutional Class was waived from 2010 through 2012 and partially recovered 2013 through 2015. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/06 up to 3/1/10, the Institutional Class from 3/1/10 to 3/23/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class and higher than those of the Institutional Class. As a result, total returns shown may be different than they would have been had the Y Class been in existence since 6/30/06. A portion of the fees charged to the Y Class was waived in 2012, partially recovered in 2013 and waived in 2014 and 2015. Performance prior to waiving fees was lower than the actual returns shown in 2012, 2014, and 2015.
4.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 6/30/06 through 2/1/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/06. A portion of the fees charged to the A Class was waived from 2010 through 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2014. A Class shares have a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/06 to 2/1/10 and the returns of the A Class from 2/1/10 through 3/23/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor and A Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/06. A portion of the fees charged to the C Class has been waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
6.	The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000® Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.89%, 1.09%, 1.25%, 1.30%, and 2.06%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Holland Large Cap Growth FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Fund underperformed the Index mostly due to security selection, although sector allocation also detracted value relative to the Index.

Most of the Fund’s poor performance related to security selection was attributable to holdings in the Consumer Staples, Financials and Industrials sectors. In Consumer Staples, the Fund’s absence from Altria Group, Philip Morris International and The Kraft Heinz Co., which were up 20.6%, 18.1% and 23.3%, respectively, in the Index, negatively impacted performance. The Fund’s investments in Ameritrade (down 17.2%) and Greenhill & Company (down 28.3%) detracted from performance in the Financials sector. Southwest Airlines (down 9.7%) and Roper Technologies (down 9.9%) detracted relative value in the Industrials sector. The aforementioned poor performance was somewhat offset by good security selection in the Health Care sector. Medtronic (up 13.5%) was the largest contributor in the Health Care sector. The Fund’s absence from Celgene Corp, which was down 17.6% in the Index, also added relative value.

From a sector allocation perspective, the Fund’s underweight in Telecommunication Services, the best performing sector in the Index, detracted more than 25 (0.25%) basis points from performance. An overweight position in Information Technology, one of the poorer performing sectors, also detracted from the Fund’s returns. The Fund’s underweight in Health Care, the worst performing sector, added relative value.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in larger stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
Amazon.com, Inc.		4.8
Visa, Inc.		4.5
Alphabet, Inc.		4.2
Apple, Inc.		3.4
Adobe Systems, Inc.		3.3
Honeywell International, Inc.		3.0
Priceline.com, Inc.		3.0
Microsoft Corp.		2.9
CVS Caremark Corp.		2.8
Lowe’s Cos., Inc.		2.7

Total Fund Holdings	51

Sector Allocation (% Equities)
Information Technology	29.4
Consumer Discretionary	24.9
Health Care	15.2
Industrials	12.8
Consumer Staples	12.0
Financials	3.3
Materials	1.4
Telecommunication Services	1.0

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Investor Class of the American Beacon Stephens Small Cap Growth Fund (the “Fund”) returned 0.92% for the six months ended June 30, 2016, outperforming the Russell 2000® Growth Index (the “Index”) return of -1.59% for the same period.

Total Returns for the Period ended June 30, 2016

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,2,7)	STSIX	1.06%	-8.54%	6.55%	7.42%**
Y Class (1,3,7)	SPWYX	1.07%	-8.67%	6.44%	6.46%
Investor Class (1,7)	STSGX	0.92%	-8.85%	6.24%	6.37%
A Class with sales charge (1,4,7)	SPWAX	-4.95%	-14.20%	4.84%	5.67%
A Class without sales charge (1,4,7)	SPWAX	0.85%	-8.97%	6.10%	6.29%
C Class with sales charge (1,5,7)	SPWCX	-0.49%	-10.61%	5.41%	5.95%
C Class without sales charge (1,5,7)	SPWCX	0.51%	-9.61%	5.41%	5.95%
S&P 500 Index (6)		3.84%	3.99%	12.10%	7.42%
Russell 2000 Growth Index (6)		-1.59%	-10.75%	8.51%	7.14%

*	Not Annualized
**	Since Inception – Investor Class.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2005 through 2013, and in 2015 and was and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2005 through 2013 and in 2015.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class since its inception of 8/31/06. A portion of the fees charged to the Institutional Class was waived from 2006 through 2013 and recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2006 through 2013.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/06 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 6/30/06. A portion of the fees charged to the Y Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/06 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 6/30/06. A portion of the fees charged to the A Class was waived in 2012 and partially recovered from 2013 through 2015. Performance prior to waiving fees was lower than the actual returns shown in 2012. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/06 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/06. A portion of the fees charged to the C Class was waived in 2012 and partially recovered from 2013 through 2015. Performance prior to waiving fees was lower than the actual returns shown in 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell 2000 Growth Index and the Russell 2000 Index are registered trademarks of Frank Russell Company. The Russell 2000 Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.09%, 1.15%, 1.41%, 1.45%, and 2.20%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Fund outperformed the Index primarily due to stock selection as sector allocation added minimal value relative to the Index.

Investments in the Health Care sector contributed more than 305 (3.05%) basis points to performance. HMS Holdings (up 44.0%), Health Equity (up 27.0%) and VCA (up 23.4%) were the largest contributors in the Health Care sector. The Fund’s Energy holdings also added relative value, contributing approximately 95 (0.95%) basis points. Companies within the Energy sector contributing to performance included Rice Energy (up 102.9%), Forum Energy Technologies (up 38.6%) and RPC (up 30.8%). The aforementioned good performance was somewhat offset by poor security selection in Consumer Discretionary. Sportsman’s Warehouse (down 36.2%), Motorcar Parts of America (down 18.5%) and Monro Muffler Brake (down 3.4%) detracted relative value in the Consumer Discretionary sector.

The Fund’s underweight position in Health Care, the worst performing sector in the Index, added approximately 20 (0.20%) basis points to performance through sector allocation. This good performance was mostly negated by an underweight in Materials, one of the better performing sectors, which detracted from the Fund’s returns.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in smaller capitalization stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
ICON PLC		1.9
WageWorks, Inc.		1.7
National CineMedia, Inc.		1.7
CoStar Group, Inc.		1.7
PAREXEL International Corp.		1.7
HMS Holdings Corp.		1.5
Guidewire Software, Inc.		1.5
Neogen Corp.		1.5
Ultimate Software Group, Inc.		1.5
Cardtronics, Inc.		1.5

Total Fund Holdings	109

Sector Allocation (% Equities)
Information Technology	27.0
Health Care	25.4
Consumer Discretionary	14.2
Industrials	13.5
Financials	8.3
Energy	6.6
Consumer Staples	3.2
Materials	1.8

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Investor Class of the American Beacon Stephens Mid-Cap Growth Fund (the “Fund”) returned -0.95% for the six months ended June 30, 2016. The Fund underperformed the Russell Midcap® Growth Index (the “Index”) return of 2.15% for the same period.

Total Returns for the Period ended June 30, 2016

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,2,7)	SFMIX	-0.72%	-8.11%	7.78%	7.77%**
Y Class (1,3,7)	SFMYX	-0.83%	-8.23%	7.68%	6.95%
Investor Class (1,7)	STMGX	-0.95%	-8.50%	7.40%	6.81%
A Class with sales charge (1,4,7)	SMFAX	-6.69%	-13.78%	6.08%	6.16%
A Class without sales charge (1,4,7)	SMFAX	-1.01%	-8.52%	7.35%	6.79%
C Class with sales charge (1,5,7)	SMFCX	-2.31%	-10.22%	6.67%	6.45%
C Class without sales charge (1,5,7)	SMFCX	-1.31%	-9.22%	6.67%	6.45%
S&P 500 Index (6)		3.84%	3.99%	12.10%	7.42%
Russell Midcap Growth Index (6)		2.15%	-2.14%	9.98%	8.12%

*	Not Annualized
**	Since Inception – Investor Class
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2006 through 2013 and partially recovered in 2014 and 2015. Performance prior to waiving fees was lower than the actual returns shown from 2006 through 2013.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class since its inception of 8/31/06. A portion of the fees charged to the Institutional Class has been waived since 2006. Performance prior to waiving fees was lower than the actual returns shown since 2006.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/06 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 6/30/06. A portion of the fees charged to the Y Class was waived in 2012 and 2013 and partially recovered in 2014 and 2015. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/06 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/06. A portion of the fees charged to the A Class was waived in 2012 through 2013 and partially recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown from 2012 through 2013. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/06 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/06. A portion of the fees charged to the C Class was waived in 2012 through 2013 and partially recovered in 2015. Performance prior to waiving fees was lower than actual returns shown from 2012 through 2014. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell Midcap Growth Index is an unmanaged index of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Index, Russell Midcap Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.02%, 1.07%, 1.33%, 1.37%, and 2.12%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

June 30, 2016 (Unaudited)

The Fund lagged the Index mostly due to stock selection. Sector allocation detracted minimal value relative to the Index.

Most of the Fund’s poor performance related to security selection was attributable to holdings in the Energy, Financials, Consumer Discretionary and Health Care sectors. In the Energy sector, Oceaneering International (down 19.6%) was the largest detractor. Not owning Oneok, which was up 100.8% in the Index, also negatively impacted performance. Investments in the Financials sector detracting relative value included SVB Financial Group (down 22.0%) and East West Bancorp (down 17.6%). In the Consumer Discretionary sector, Netflix (down 20.1%) and IMAX (down 17.5%) detracted most from the Fund’s returns. Pacira Pharmaceuticals (down 56.9%) and Illumina (down 27.8%) hurt performance in the Health Care sector.

From a sector allocation perspective, the Fund’s significant overweight in Health Care, the worst performing sector in the Index, detracted approximately 55 (0.55%) basis points from performance. Underweight positions in the Materials and Consumer Staples sectors also detracted from the Fund’s returns. The aforementioned poor performance was largely offset by an overweight in Energy, the best performing sector, which added relative value.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in medium capitalization stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
Monster Beverage Corp.		2.0
CoStar Group, Inc.		1.8
MercadoLibre, Inc.		1.7
Ulta Salon Cosmetics & Fragrance, Inc.		1.7
Idexx Laboratories, Inc.		1.6
Ross Stores, Inc.		1.6
Cerner Corp.		1.6
Ultimate Software Group, Inc.		1.5
VCA Antech, Inc.		1.4
Henry Schein, Inc.		1.4

Total Fund Holdings	98

Sector Allocation (% Equities)
Information Technology	25.0
Consumer Discretionary	22.4
Health Care	21.6
Industrials	14.7
Energy	6.3
Financials	5.5
Consumer Staples	4.5

American Beacon FundsSM

Fund Expenses

June 30, 2016 (Unaudited)

Fund Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

June 30, 2016 (Unaudited)

Bahl & Gaynor Small Cap Growth Fund

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period 1/1/2016 - 6/30/2016*
Institutional Class
Actual	$1,000.00	$1,069.81	$5.04
Hypothetical**	$1,000.00	$1,019.98	$4.92
Y Class
Actual	$1,000.00	$1,068.90	5.56
Hypothetical**	$1,000.00	$1,019.48	5.42
Investor Class
Actual	$1,000.00	$1,067.19	6.99
Hypothetical**	$1,000.00	$1,018.08	6.82
A Class
Actual	$1,000.00	$1,067.26	7.09
Hypothetical**	$1,000.00	$1,017.98	6.92
C Class
Actual	$1,000.00	$1,063.00	10.98
Hypothetical**	$1,000.00	$1,014.24	10.72

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 98%, 1.08%, 1.36%, 1.38% and 2.13% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

Bridgeway Large Cap Value Fund

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period 1/1/2016 - 6/30/2016*
Institutional Class
Actual	$1,000.00	$1,048.35	$3.72
Hypothetical**	$1,000.00	$1,021.23	$3.67
Y Class
Actual	$1,000.00	$1,048.47	4.07
Hypothetical**	$1,000.00	$1,020.88	4.02
Investor Class
Actual	$1,000.00	$1,046.83	5.45
Hypothetical**	$1,000.00	$1,019.53	5.37
A Class
Actual	$1,000.00	$1,046.60	5.65
Hypothetical**	$1,000.00	$1,019.33	5.57
C Class
Actual	$1,000.00	$1,042.58	9.45
Hypothetical**	$1,000.00	$1,015.64	9.32

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.73%, 0.80%, 1.07%, 1.11% and 1.86% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

American Beacon FundsSM

Fund Expenses

June 30, 2016 (Unaudited)

Holland Large Cap Growth Fund

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period 1/1/2016 - 6/30/2016*
Institutional Class
Actual	$1,000.00	$990.72	$4.36
Hypothetical**	$1,000.00	$1,020.48	$4.42
Y Class
Actual	$1,000.00	$990.28	4.85
Hypothetical**	$1,000.00	$1,019.97	4.92
Investor Class
Actual	$1,000.00	$988.92	6.13
Hypothetical**	$1,000.00	$1,018.71	6.22
A Class
Actual	$1,000.00	$988.84	6.33
Hypothetical**	$1,000.00	$1,018.50	6.42
C Class
Actual	$1,000.00	$984.97	10.07
Hypothetical**	$1,000.00	$1,014.69	10.22

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.88%, 0.98%, 1.24%, 1.28% and 2.04% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

Stephens Small Cap Growth Fund

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period 1/1/2016 - 6/30/2016*
Institutional Class
Actual	$1,000.00	$1,010.61	$5.45
Hypothetical**	$1,000.00	$1,019.43	$5.47
Y Class
Actual	$1,000.00	$1,010.65	5.70
Hypothetical**	$1,000.00	$1,019.18	5.72
Investor Class
Actual	$1,000.00	$1,009.16	6.89
Hypothetical**	$1,000.00	$1,018.00	6.92
A Class
Actual	$1,000.00	$1,008.51	7.24
Hypothetical**	$1,000.00	$1,017.66	7.27
C Class
Actual	$1,000.00	$1,005.13	10.97
Hypothetical**	$1,000.00	$1,013.90	11.02

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09%, 1.14%, 1.38%, 1.45%, and 2.20% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

American Beacon FundsSM

Fund Expenses

June 30, 2016 (Unaudited)

Stephens Mid-Cap Growth Fund

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period 1/1/2016 - 6/30/2016*
Institutional Class
Actual	$1,000.00	$992.82	$4.95
Hypothetical**	$1,000.00	$1,019.87	$5.02
Y Class
Actual	$1,000.00	$991.69	5.50
Hypothetical**	$1,000.00	$1,019.32	5.57
Investor Class
Actual	$1,000.00	$990.50	6.83
Hypothetical**	$1,000.00	$1,018.00	6.92
A Class
Actual	$1,000.00	$989.86	7.03
Hypothetical**	$1,000.00	$1,017.83	7.12
C Class
Actual	$1,000.00	$986.90	10.72
Hypothetical**	$1,000.00	$1,014.08	10.87

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.00%, 1.11%, 1.38%, 1.42% and 2.17% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.43%
CONSUMER DISCRETIONARY - 16.53%
Auto Components - 1.97%
Gentex Corp.	12,725	$197

Automobiles - 3.12%
Hyster-Yale Materials Handling, Inc.	1,415	84
Thor Industries, Inc.	3,510	227

		311

Hotels, Restaurants & Leisure - 5.18%
Brinker International, Inc.	1,140	52
Marriott Vacations Worldwide Corp.	2,385	163
Texas Roadhouse, Inc.	6,600	301

		516

Household Durables - 2.78%
Flexsteel Industries, Inc.	4,240	168
Matthews International Corp., Class A	1,955	109

		277

Multiline Retail - 1.78%
Pricesmart, Inc.	1,900	178

Specialty Retail - 1.70%
Monro Muffler Brake, Inc.	2,680	170

Total Consumer Discretionary		1,649

CONSUMER STAPLES - 4.38%
Food & Drug Retailing - 0.87%
B&G Foods, Inc.	1,810	87

Food Products - 2.05%
J&J Snack Foods Corp.	1,705	204

Personal Products - 1.46%
Inter Parfums, Inc.	5,120	146

Total Consumer Staples		437

ENERGY - 1.01%
Oil & Gas - 1.01%
GasLog Ltd.	7,770	101

FINANCIALS - 13.68%
Banks - 7.37%
Bank of the Ozarks, Inc.	1,995	75
Evercore Partners, Inc., Class A	4,385	195
Glacier Bancorp, Inc.	2,200	58
MainSource Financial Group, Inc.	2,765	61
PacWest Bancorp	3,120	124
S&T Bancorp, Inc.	3,365	82
Virtu Financial, Inc., Class A	7,800	140

		735

Diversified Financials - 3.49%
MarketAxess Holdings, Inc.	2,395	348

Insurance - 1.56%
Horace Mann Educators Corp.	4,630	156

Real Estate - 1.26%
RE/MAX Holdings, Inc., Class A	3,120	126

Total Financials		1,365

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
HEALTH CARE - 15.76%
Biotechnology - 0.84%
Neogen Corp.A	1,485	$84

Health Care Equipment & Supplies - 10.18%
Abaxis, Inc.	3,655	173
Atrion Corp.	200	86
Bio-Techne Corp.	925	104
LeMaitre Vascular, Inc.	5,570	79
Mesa Laboratories, Inc.	880	108
Patterson Cos., Inc.	4,240	203
West Pharmaceutical Services, Inc.	3,470	263

		1,016

Health Care Providers & Services - 4.74%
Cantel Medical Corp.	4,045	278
Omnicell, Inc.A	5,705	195

		473

Total Health Care		1,573

INDUSTRIALS - 16.00%
Building Products - 5.78%
Apogee Enterprises, Inc.	3,265	151
Simpson Manufacturing Co., Inc.	1,510	60
Universal Forest Products, Inc.	1,120	104
Watsco, Inc.	1,855	261

		576

Commercial Services & Supplies - 5.69%
G&K Services, Inc., Class A	1,610	123
Healthcare Services Group, Inc.	3,755	155
Monotype Imaging Holdings, Inc.	6,435	159
MSA Safety, Inc.	2,485	131

		568

Electrical Equipment - 0.71%
II-VI, Inc.	3,765	71

Machinery - 3.82%
Applied Industrial Technologies, Inc.	3,415	154
Raven Industries, Inc.	3,320	63
Valmont Industries, Inc.	1,215	164

		381

Total Industrials		1,596

INFORMATION TECHNOLOGY - 26.30%
Electronic Equipment & Instruments - 4.74%
Analogic Corp.	1,220	97
Intersil Corp., Class A	6,530	88
Methode Electronics, Inc.	6,825	234
NVE Corp.	920	54

		473

Internet Software & Services - 3.15%
GrubHub, Inc.A	2,200	68
NIC, Inc.	7,895	174
Reis, Inc.	2,900	72

		314

IT Consulting & Services - 5.36%
Hackett Group, Inc.	10,335	143
Ritchie Bros Auctioneers, Inc.	7,365	249
SYNNEX Corp.	1,510	143

		535

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Semiconductor Equipment & Products - 6.82%
Cirrus Logic, Inc.A	2,930	$114
Monolithic Power Systems, Inc.	3,470	238
Power Integrations, Inc.	2,245	112
Silicon Motion Technology Corp., ADRB	4,535	217

		681

Software - 6.23%
Blackbaud, Inc.	3,655	249
Mentor Graphics Corp.	6,725	143
National Instruments Corp.	4,395	120
Pegasystems, Inc.	4,095	110

		622

Total Information Technology		2,625

MATERIALS - 3.77%
Chemicals - 3.77%
Balchem Corp.	2,290	137
PolyOne Corp.	5,065	178
Stepan Co.	1,025	61

Total Materials		376

Total Common Stock (Cost $8,821)		9,722

SHORT-TERM INVESTMENTS - 3.43% (Cost $342)
American Beacon U.S. Government Money Market Select Fund, Select ClassC	342,445	342

TOTAL INVESTMENTS - 100.86% (Cost $9,163)		10,064
LIABILITIES, NET OF OTHER ASSETS - (0.86%)		(87)

TOTAL NET ASSETS - 100.00%		$9,977

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on June 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	Long	2	September 2016	$229,480	$36

				$229,480	$36

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 98.76%
CONSUMER DISCRETIONARY - 8.01%
Auto Components - 1.64%
Goodyear Tire & Rubber Co.	928,600	$23,828
Lear Corp.	274,300	27,913

		51,741

Automobiles - 2.36%
Ford Motor Co.	2,983,940	37,508
General Motors Co.	1,307,880	37,013

		74,521

Household Durables - 1.60%
Garmin Ltd.	617,500	26,194
Stanley Black & Decker, Inc.	218,000	24,246

		50,440

Leisure Equipment & Products - 0.98%
Mattel, Inc.	985,400	30,833

Media - 0.78%
Twenty-First Century Fox, Inc., Class A	910,300	24,624

Specialty Retail - 0.65%
Foot Locker, Inc.	374,500	20,545

Total Consumer Discretionary		252,704

CONSUMER STAPLES - 13.48%
Food & Drug Retailing - 1.71%
CVS Caremark Corp.	219,600	21,025
Sysco Corp.	646,500	32,803

		53,828

Food Products - 9.58%
Aramark	899,300	30,055
Archer Daniels Midland Co.	679,200	29,131
Campbell Soup Co.	747,000	49,698
Ingredion, Inc.	276,800	35,821
JM Smucker Co.	243,600	37,127
Kellogg Co.	462,300	37,747
Pilgrim’s Pride Corp.	1,019,400	25,974
Tyson Foods, Inc., Class A	848,100	56,644

		302,197

Household Products - 2.19%
Clorox Co.	282,000	39,026
Colgate-Palmolive Co.	411,796	30,143

		69,169

Total Consumer Staples		425,194

ENERGY - 9.37%
Energy Equipment & Services - 1.19%
National Oilwell Varco, Inc.	1,115,700	37,543

Oil & Gas - 8.18%
Antero Resources Corp.A	1,325,400	34,434
Continental Resources, Inc.A	576,100	26,080
Exxon Mobil Corp.	221,570	20,770
Kinder Morgan, Inc.	1,585,200	29,675
Marathon Petroleum Corp.	299,740	11,378
Murphy Oil Corp.	674,300	21,409
Noble Energy, Inc.	468,800	16,816
Phillips 66	323,100	25,635
Tesoro Corp.	384,900	28,837
Valero Energy Corp.	840,000	42,840

		257,874

Total Energy		295,417

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)

FINANCIALS - 23.42%
Banks - 2.00%
CIT Group, Inc.	668,800	$21,341
Fifth Third Bancorp	1,528,400	26,885
New York Community Bancorp, Inc.	990,100	14,842

		63,068

Diversified Financials - 5.42%
Ally Financial, Inc.A	1,284,400	21,925
Capital One Financial Corp.	363,200	23,067
Citigroup, Inc.	1,041,500	44,148
CME Group, Inc.	311,600	30,350
JPMorgan Chase & Co.	559,400	34,761
Wells Fargo & Co.	351,000	16,613

		170,865

Insurance - 13.72%
Aflac, Inc.	430,600	31,072
Allstate Corp.	476,800	33,352
American International Group, Inc.	658,400	34,823
Arch Capital Group Ltd.A	258,700	18,626
Berkshire Hathaway, Inc., Class BA	201,900	29,233
Chubb Ltd.	267,919	35,020
Cincinnati Financial Corp.	218,100	16,334
Everest Re Group Ltd.	155,000	28,314
Hartford Financial Services Group, Inc.	454,400	20,166
Lincoln National Corp.	711,000	27,565
MetLife, Inc.	557,700	22,213
Prudential Financial, Inc.	476,900	34,022
Travelers Cos., Inc.	261,000	31,069
Voya Financial, Inc.	817,600	20,244
WR Berkley Corp.	424,900	25,460
XL Group PLCB	757,500	25,232

		432,745

Real Estate - 2.28%
Digital Realty Trust, Inc.C	308,400	33,613
Public Storage, Inc.C	150,000	38,338

		71,951

Total Financials		738,629

HEALTH CARE - 8.01%
Health Care Equipment & Supplies - 0.94%
Baxter International, Inc.	655,500	29,642

Health Care Providers & Services - 4.95%
Aetna, Inc.	184,000	22,472
HCA Holdings, Inc.	450,000	34,654
Humana, Inc.	88,000	15,829
Quest Diagnostics, Inc.	546,800	44,515
UnitedHealth Group, Inc.	274,700	38,788

		156,258

Pharmaceuticals - 2.12%
Abbott Laboratories	514,200	20,213
Johnson & Johnson	383,900	46,567

		66,780

Total Health Care		252,680

INDUSTRIALS - 10.31%
Aerospace & Defense - 2.62%
General Dynamics Corp.	161,300	22,459
Northrop Grumman Corp.	164,900	36,655
Spirit Aerosystems Holdings, Inc., Class AA	549,200	23,616

		82,730

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Airlines - 0.65%
JetBlue Airways Corp.A	1,240,300	$20,539

Commercial Services & Supplies - 0.97%
Republic Services, Inc.	598,500	30,709

Construction & Engineering - 0.85%
Fluor Corp.	543,800	26,798

Electrical Equipment - 1.02%
Emerson Electric Co.	615,500	32,104

Industrial Conglomerates - 2.38%
Carlisle Cos., Inc.	290,300	30,679
General Electric Co.	1,405,300	44,240

		74,919

Machinery - 0.89%
Deere & Co.	346,400	28,072

Transportation & Logistics - 0.93%
Norfolk Southern Corp.	344,700	29,344

Total Industrials		325,215

INFORMATION TECHNOLOGY - 10.02%
Communications Equipment - 2.02%
Corning, Inc.	1,964,000	40,223
Juniper Networks, Inc.	1,047,900	23,567

		63,790

Computers & Peripherals - 0.99%
HP, Inc.	2,494,100	31,301

Electronic Equipment & Instruments - 0.97%
NVIDIA Corp.	647,900	30,458

Office Electronics - 0.79%
Xerox Corp.	2,623,000	24,892

Semiconductor Equipment & Products - 2.19%
Lam Research Corp.	288,700	24,268
Micron Technology, Inc.A	896,800	12,340
Qualcomm, Inc.	608,800	32,613

		69,221

Software - 3.06%
Activision Blizzard, Inc.	886,300	35,124
Amdocs Ltd.	254,600	14,696
CA, Inc.	1,012,100	33,227
Navient Corp.	1,100,900	13,156

		96,203

Total Information Technology		315,865

MATERIALS - 3.23%
Chemicals - 0.90%
Dow Chemical Co.	569,700	28,320

Metals & Mining - 2.33%
Freeport-McMoRan Copper & Gold, Inc.	3,006,300	33,490
Newmont Mining Corp.	1,024,200	40,067

		73,557

Total Materials		101,877

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
TELECOMMUNICATION SERVICES - 3.64%
Diversified Telecommunication Services - 2.43%
AT&T, Inc.	1,127,049	$48,700
CenturyLink, Inc.	967,300	28,061

		76,761

Wireless Telecommunication Services - 1.21%
T-Mobile US, Inc.	882,100	38,168

Total Telecommunication Services		114,929

UTILITIES - 9.27%
Electric - 7.27%
American Water Works Co., Inc.	461,400	38,993
CMS Energy Corp.	600,000	27,516
Consolidated Edison, Inc.	295,100	23,738
DTE Energy Co.	273,800	27,139
Edison International	315,300	24,489
Exelon Corp.	937,800	34,098
Public Service Enterprise Group, Inc.	533,300	24,857
Southern Co.	534,300	28,655

		229,485

Electric Utilities - 1.01%
Eversource Energy	529,800	31,735

Multi-Utilities - 0.99%
Xcel Energy, Inc.	697,000	31,212

Total Utilities		292,432

Total Common Stock (Cost $3,001,050)		3,114,942

SHORT-TERM INVESTMENTS - 1.34% (Cost $42,153)
American Beacon U.S. Government Money Market Select Fund, Select ClassD	42,152,800	42,153

TOTAL INVESTMENTS - 100.10% (Cost $3,043,203)		3,157,095
LIABILITIES, NET OF OTHER ASSETS - (0.10%)		(3,213)

TOTAL NET ASSETS - 100.00%		$3,153,882

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	REIT - Real Estate Investment Trust.
D	The Fund is affiliated with the same investment advisor.

Futures Contracts Open on June 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	379	September 2016	$39,609,290	$351,525

				$39,609,290	$351,525

See accompanying notes

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.65%
CONSUMER DISCRETIONARY - 22.08%
Auto Components - 1.03%
Delphi Automotive PLCA	15,221	$953

Hotels, Restaurants & Leisure - 1.11%
Yum! Brands, Inc.	12,379	1,026

Internet & Catalog Retail - 7.83%
Amazon.com, Inc.B	6,197	4,435
priceline.com, Inc.B	2,230	2,784

		7,219

Media - 1.68%
Twenty-First Century Fox, Inc., Class A	57,290	1,550

Multiline Retail - 1.83%
Dollar General Corp.	17,945	1,687

Specialty Retail - 4.70%
Advance Auto Parts, Inc.	11,281	1,823
Lowe’s Cos., Inc.	31,729	2,512

		4,335

Textiles & Apparel - 3.90%
NIKE, Inc., Class B	38,043	2,100
Under Armour, Inc., Class AB	37,308	1,497

		3,597

Total Consumer Discretionary		20,367

CONSUMER STAPLES - 11.58%
Beverages - 3.44%
Monster Beverage Corp.B	13,897	2,234
PepsiCo, Inc.	8,827	935

		3,169

Food & Drug Retailing - 8.14%
Costco Wholesale Corp.	12,266	1,926
CVS Caremark Corp.	26,606	2,547
Mead Johnson Nutrition Co., Class A	15,930	1,446
Whole Foods Market, Inc.	49,699	1,591

		7,510

Total Consumer Staples		10,679

FINANCIALS - 3.18%

Diversified Financials - 3.18%
BlackRock, Inc., Class A	5,023	1,721
TD Ameritrade Holding Corp.	42,711	1,216

Total Financials		2,937

HEALTH CARE - 14.73%
Biotechnology - 5.82%
Biogen Idec, Inc.B	2,136	517
Gilead Sciences, Inc.	26,780	2,233
Medivation, Inc.	12,526	755
Quintiles Transnational Holdings, Inc.B	17,556	1,147
Vertex Pharmaceuticals, Inc.B	8,336	717

		5,369

Health Care Equipment & Supplies - 2.20%
Medtronic PLCA	23,438	2,034

See accompanying notes

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Health Care Providers & Services - 4.18%
Cerner Corp.B	33,408	$1,958
DaVita HealthCare Partners, Inc.B	14,977	1,158
Envision Healthcare Holdings, Inc.B	29,292	743

		3,859

Pharmaceuticals - 2.53%
Bristol-Myers Squibb Co.	16,174	1,189
Zoetis, Inc.	24,052	1,142

		2,331

Total Health Care		13,593

INDUSTRIALS - 11.31%
Aerospace & Defense - 1.50%
Boeing Co.	10,657	1,384

Air Freight & Couriers - 2.72%
United Parcel Service, Inc., Class B	23,277	2,507

Airlines - 2.36%
Southwest Airlines Co.	55,576	2,179

Electrical Equipment - 1.71%
Roper Industries, Inc.	9,268	1,581

Industrial Conglomerates - 3.02%
Honeywell International, Inc.	23,925	2,783

Total Industrials		10,434

INFORMATION TECHNOLOGY - 31.43%
Communications - 1.94%
Facebook, Inc., Class AB	15,699	1,794

Communications Equipment - 1.40%
Cisco Systems, Inc.	44,855	1,287

Computers & Peripherals - 4.52%
Apple, Inc.	33,077	3,163
International Business Machines Corp.	6,637	1,007

		4,170

Internet Software & Services - 4.25%
Alphabet, Inc., Class CB	5,662	3,919

IT Consulting & Services - 8.33%
Automatic Data Processing, Inc.	15,403	1,415
IHS, Inc., Class AB	8,143	941
Tyler Technologies, Inc.	7,217	1,203
Visa, Inc., Class A	55,606	4,125

		7,684

Semiconductor Equipment & Products - 1.51%
NXP Semiconductors N.V.B	17,769	1,392

Software - 9.48%
Adobe Systems, Inc.B	32,036	3,069
Check Point Software Technologies Ltd.B	11,286	899
Citrix Systems, Inc.B	10,660	854
Intuit, Inc.	10,923	1,219
Microsoft Corp.	52,841	2,704

		8,745

Total Information Technology		28,991

See accompanying notes

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
MATERIALS - 1.33%

Chemicals - 1.33%
Ecolab, Inc.	10,373	$1,230

TELECOMMUNICATION SERVICES - 1.01%

Wireless Telecommunication Services - 1.01%
SBA Communications Corp., Class AB	8,600	928

Total Common Stock (Cost $64,029)		89,159

SHORT-TERM INVESTMENTS - 3.64% (Cost $3,362)
American Beacon U.S. Government Money Market Select Fund, Select ClassC	3,362,167	3,362

TOTAL INVESTMENTS - 100.29% (Cost $67,391)		92,521
LIABILITIES, NET OF OTHER ASSETS - (0.29%)		(265)

TOTAL NET ASSETS - 100.00%		$92,256

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on June 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	28	September 2016	$2,926,280	$29,406

				$2,926,280	$29,406

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 99.58%
CONSUMER DISCRETIONARY - 14.19%
Auto Components - 0.84%
Motorcar Parts of America, Inc.A	169,330	$4,602

Commercial Services - 0.60%
CEB, Inc.	52,900	3,263

Hotels, Restaurants & Leisure - 6.35%
Buffalo Wild Wings, Inc.A	48,824	6,784
Chuy’s Holdings, Inc.A	171,991	5,953
National CineMedia, Inc., Acquired 12/21/2012 – 2/12/2016, Cost $10,108B	613,855	9,503
Papa John’s International, Inc.	91,400	6,215
Potbelly Corp., Acquired 6/8/2014 – 2/12/2016, Cost $4,607A B C	342,771	4,298
Wingstop, Inc.C	68,300	1,861

		34,614

Leisure Equipment & Products - 1.30%
Callaway Golf Co.	255,216	2,606
Sportsman’s Warehouse Holdings, Inc.A C	558,129	4,498

		7,104

Media - 1.69%
IMAX Corp.A	239,978	7,074
TiVo, Inc.A	217,341	2,152

		9,226

Multiline Retail - 0.43%
Ollie’s Bargain Outlet Holdings, Inc.A C	94,000	2,340

Specialty Retail - 2.98%
Aaron’s, Inc.	192,700	4,218
Boot Barn Holdings, Inc.A C	316,266	2,726
Bright Horizons Family Solutions, Inc.A	45,200	2,997
Monro Muffler Brake, Inc.	99,440	6,321

		16,262

Total Consumer Discretionary		77,411

CONSUMER STAPLES - 3.17%
Beverages - 0.57%
MGP Ingredients, Inc.	80,648	3,083

Food Products - 2.60%
Calavo Growers, Inc.	82,842	5,550
Inventure Foods, Inc., Acquired 9/12/2014 – 1/29/2016, Cost $4,176 B	338,566	2,644
TreeHouse Foods, Inc.A	58,700	6,026

		14,220

Total Consumer Staples		17,303

ENERGY - 6.55%
Energy Equipment & Services - 4.59%
Core Laboratories N.V.C	27,200	3,370
Flotek Industries, Inc.A C	319,123	4,212
Forum Energy Technologies, Inc.A	241,300	4,177
Oceaneering International, Inc.	95,300	2,846
PDC Energy, Inc.A	78,000	4,493
RigNet, Inc., Acquired 5/9/2014 – 4/29/2016, Cost $6,988A B	217,606	2,914
RPC, Inc.A C	198,200	3,078

		25,090

Oil & Gas - 1.96%
Carrizo Oil & Gas, Inc.A	100,200	3,592
Rice Energy, Inc.A	321,300	7,082

		10,674

Total Energy		35,764

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
FINANCIALS - 8.31%
Banks - 1.12%
East West Bancorp, Inc.	89,800	$3,069
SVB Financial GroupA	32,100	3,055

		6,124

Diversified Financials - 5.50%
Cardtronics, Inc.A	206,553	8,223
Demandware, Inc.A	63,800	4,779
Encore Capital Group, Inc.A C	150,732	3,547
Euronet Worldwide, Inc.A	101,492	7,022
MarketAxess Holdings, Inc.	44,100	6,412

		29,983

Insurance - 1.69%
Hilltop Holdings, Inc.A	249,500	5,237
WEX, Inc.A	44,800	3,972

		9,209

Total Financials		45,316

HEALTH CARE - 25.24%
Biotechnology - 4.33%
Cepheid, Inc.A	189,200	5,818
MiMedx Group, Inc.A C	412,480	3,292
Myriad Genetics, Inc.A	100,529	3,076
Neogen Corp.A	147,950	8,322
Repligen Corp.A	112,979	3,091

		23,599

Health Care Equipment & Supplies - 5.50%
Abaxis, Inc.	93,881	4,434
ABIOMED, Inc.A	48,500	5,301
Bio-Techne Corp.	32,000	3,609
DexCom, Inc.A	27,700	2,197
Medidata Solutions, Inc.A	150,242	7,042
NuVasive, Inc.A	124,480	7,433

		30,016

Health Care Providers & Services - 9.24%
AAC Holdings, Inc.A C	159,000	3,628
Acadia Healthcare Co., Inc.A	134,500	7,451
Advisory Board Co.A	169,625	6,003
HealthEquity, Inc.A	262,472	7,976
MAXIMUS, Inc.	85,300	4,723
Omnicell, Inc.A	111,100	3,803
PAREXEL International Corp.A	146,700	9,225
VCA Antech, Inc.A	113,055	7,644

		50,453

Pharmaceuticals - 6.17%
Akorn, Inc.A	181,800	5,179
ICON PLCA D	145,300	10,172
Ligand Pharmaceuticals, Inc.C	67,250	8,021
Pacira Pharmaceuticals, Inc.A C	114,328	3,856
Proto Labs, Inc.A	111,905	6,441

		33,669

Total Health Care		137,737

INDUSTRIALS - 13.41%
Aerospace & Defense - 2.59%
Aerovironment, Inc.A	123,800	3,442
Astronics Corp.	113,595	3,777
HEICO Corp., Class A	62,900	3,375
Orbital ATK, Inc.	41,400	3,525

		14,119

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Air Freight & Couriers - 1.32%
Echo Global Logistics, Inc.A	192,400	$4,314
HUB Group, Inc., Class AA	75,400	2,893

		7,207

Building Products - 0.95%
Trex Co., Inc.A	115,300	5,179

Commercial Services & Supplies - 5.00%
CoStar Group, Inc.A	42,901	9,381
HMS Holdings Corp.A	475,669	8,377
WageWorks, Inc.A	159,442	9,536

		27,294

Diversified Manufacturing - 0.46%
Acuity Brands, Inc.	10,200	2,529

Electrical Equipment - 1.17%
Cognex Corp.	147,900	6,374

Machinery - 1.38%
Lindsay Corp.C	39,200	2,660
RBC Bearings, Inc.	67,000	4,858

		7,518

Trading Companies & Distributors - 0.54%
MSC Industrial Direct Co., Inc., Class A	41,645	2,938

Total Industrials		73,158

INFORMATION TECHNOLOGY - 26.87%
Communications Equipment - 0.63%
CalAmp Corp.A	232,659	3,446

Electronic Equipment & Instruments - 1.55%
FLIR Systems, Inc.	102,300	3,166
Taser International, Inc.A	211,800	5,270

		8,436

Internet Software & Services - 4.77%
Athenahealth, Inc.A	40,102	5,534
Fortinet, Inc.A	70,900	2,240
HealthStream, Inc., Acquired 9/16/2013 – 2/12/2016, Cost $5,601A B	183,814	4,875
Proofpoint, Inc.A	129,326	8,159
Shopify, Inc., Class AA C	84,200	2,590
Stamps.com, Inc.C	30,000	2,623

		26,021

IT Consulting & Services - 1.44%
Tyler Technologies, Inc.	47,184	7,866

Semiconductor Equipment & Products - 7.00%
8x8, Inc.A	537,000	7,846
Cavium, Inc.A	89,500	3,455
Integrated Device Technology, Inc.A	164,900	3,319
MA COM Technology Solutions Holdings, Inc.A	77,100	2,543
Microsemi Corp.	215,430	7,040
Power Integrations, Inc.	119,500	5,983
Rudolph Technologies, Inc.A	238,900	3,710
Semtech Corp.A	181,086	4,321

		38,217

Software - 11.48%
Aspen Technology, Inc.A	141,148	5,680
CyberArk Software Ltd.A C	97,100	4,718
Envestnet, Inc.A	226,409	7,542
Fleetmatics Group PLCA	68,400	2,964
Guidewire Software, Inc.A	135,200	8,350
Imperva, Inc.A	74,800	3,217
Manhattan Associates, Inc.A	126,417	8,107

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
National Instruments Corp.	111,767	$3,062
Qualys, Inc.A	170,300	5,077
SPS Commerce, Inc.A	93,518	5,667
Ultimate Software Group, Inc.A	39,200	8,243

		62,627

Total Information Technology		146,613

MATERIALS - 1.84%
Chemicals - 0.79%
Balchem Corp.	72,366	4,317

Metals & Mining - 1.05%
Mueller Water Products, Inc., Class A	501,100	5,722

Total Materials		10,039

Total Common Stock (Cost $482,600)		543,341

SHORT-TERM INVESTMENTS - 0.57% (Cost $3,135)
American Beacon U.S. Government Money Market Select Fund, Select ClassE	3,134,640	3,135

SECURITIES LENDING COLLATERAL - 7.68%
American Beacon U.S. Government Money Market Select Fund, Select Class E	34,945,405	34,945
DWS Government and Agency Securities Portfolio, Institutional Class	6,932,737	6,933

Total Securities Lending Collateral (Cost $41,878)		41,878

TOTAL INVESTMENTS - 107.83% (Cost $527,613)		588,354
LIABILITIES, NET OF OTHER ASSETS - (7.83%)		(42,706)

TOTAL NET ASSETS - 100.00%		$545,648

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Illiquid Security. At period end, the amount of illiquid securities was $24,234 or 4.4% of net assets.
C	All or a portion of this security is on loan at June 30, 2016.
D	PLC - Public Limited Company.
E	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.75%
CONSUMER DISCRETIONARY - 21.53%
Auto Components - 2.26%
LKQ Corp.A B	33,700	$1,068
Mobileye N.V.A B	17,100	789

		1,857

Automobiles - 0.52%
Tesla Motors, Inc.A B	2,000	425

Hotels, Restaurants & Leisure - 3.53%
Buffalo Wild Wings, Inc.B	6,600	917
National CineMedia, Inc., Acquired 9/18/2015 – 0/21/2015, Cost $854C	62,400	966
Papa John’s International, Inc.	15,000	1,020

		2,903

Household Durables - 0.67%
Harman International Industries, Inc.	7,650	549

Internet & Catalog Retail - 1.79%
Expedia, Inc.	8,268	879
TripAdvisor, Inc.B	9,300	598

		1,477

Media - 3.42%
Cinemark Holdings, Inc.	24,850	906
IMAX Corp.B	33,512	988
Netflix, Inc.B	10,100	924

		2,818

Specialty Retail - 8.62%
Aaron’s, Inc.	22,600	495
Bright Horizons Family Solutions, Inc.B	7,450	494
CarMax, Inc.B	16,300	799
Copart, Inc.B	19,200	941
O’Reilly Automotive, Inc.B	2,600	705
Ross Stores, Inc.	23,050	1,307
Tractor Supply Co.	11,100	1,012
Ulta Salon Cosmetics & Fragrance, Inc.	5,550	1,352

		7,105

Textiles & Apparel - 0.72%
Under Armour, Inc., Class AA B	14,750	592

Total Consumer Discretionary		17,726

CONSUMER STAPLES - 4.34%
Beverages - 3.36%
Brown-Forman Corp., Class B	11,330	1,130
Monster Beverage Corp.B	10,200	1,640

		2,770

Food Products - 0.98%
Whitewaves Food Co.B	17,150	805

Total Consumer Staples		3,575

ENERGY - 6.14%
Energy Equipment & Services - 3.52%
Baker Hughes, Inc.	14,450	652
Core Laboratories N.V.A	7,450	923
Oceaneering International, Inc.	20,450	611
RPC, Inc.A B	45,750	710

		2,896

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Oil & Gas - 2.62%
Cabot Oil & Gas Corp.	20,600	$530
Pioneer Natural Resources Co.	5,850	885
Range Resources Corp.	17,250	744

		2,159

Total Energy		5,055

FINANCIALS - 5.33%
Banks - 2.28%
East West Bancorp, Inc.	25,650	877
SVB Financial GroupB	10,500	999

		1,876

Diversified Financials - 2.09%
Affiliated Managers Group, Inc.B	4,230	595
MarketAxess Holdings, Inc.	7,750	1,127

		1,722

Insurance - 0.96%
WEX, Inc.B	8,900	789

Total Financials		4,387

HEALTH CARE - 20.91%
Biotechnology - 3.23%
Alexion Pharmaceuticals, Inc.B	3,450	403
Cepheid, Inc.B	28,050	862
Medivation, Inc.	12,500	754
QIAGEN N.V.B	29,300	639

		2,658

Health Care Equipment & Supplies - 9.14%
ABIOMED, Inc.B	4,000	437
Dentsply Sirona, Inc.	10,916	677
DexCom, Inc.B	5,250	416
Hologic, Inc.B	21,600	747
Idexx Laboratories, Inc.B	14,100	1,310
Illumina, Inc.B	7,050	990
Intuitive Surgical, Inc.B	1,100	728
Medidata Solutions, Inc.B	16,299	764
ResMed, Inc.	16,550	1,046
Varian Medical Systems, Inc.B	4,950	407

		7,522

Health Care Providers & Services - 6.34%
Acadia Healthcare Co., Inc.B	13,400	742
Cerner Corp.B	22,230	1,304
Henry Schein, Inc.B	6,495	1,148
PAREXEL International Corp.B	13,950	877
VCA Antech, Inc.B	17,030	1,151

		5,222

Pharmaceuticals - 2.20%
Akorn, Inc.B	23,400	667
ICON PLCB D	10,250	718
Pacira Pharmaceuticals, Inc.B	12,700	428

		1,813

Total Health Care		17,215

INDUSTRIALS - 13.59%
Aerospace & Defense - 1.21%
Orbital ATK, Inc.	11,700	996

Commercial Services & Supplies - 5.41%
CoStar Group, Inc.B	6,720	1,470
HMS Holdings Corp.B	51,962	915

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Stericycle, Inc.B	9,100	$947
Verisk Analytics, Inc.B	13,750	1,115

		4,447

Diversified Manufacturing - 1.28%
Acuity Brands, Inc.	4,250	1,054

Electrical Equipment - 3.09%
Cognex Corp.	23,000	992
IPG Photonics Corp.	7,050	564
Roper Industries, Inc.	3,250	554
Sensata Technologies Holding N.V.B	12,500	436

		2,546

Road & Rail - 0.87%
J.B. Hunt Transport Services, Inc.	8,900	720

Trading Companies & Distributors - 1.73%
Fastenal Co.A	17,360	770
MSC Industrial Direct Co., Inc., Class A	9,280	655

		1,425

Total Industrials		11,188

INFORMATION TECHNOLOGY - 24.91%
Communications Equipment - 0.92%
Palo Alto Networks, Inc.B	6,150	754

Electronic Equipment & Instruments - 2.46%
FLIR Systems, Inc.	36,550	1,131
NVIDIA Corp.	19,000	893

		2,024

Internet Software & Services - 5.66%
Akamai Technologies, Inc.B	13,350	747
Athenahealth, Inc.B	7,777	1,073
Fortinet, Inc.B	26,250	829
LinkedIn Corp., Class AB	3,250	615
MercadoLibre, Inc.	9,900	1,393

		4,657

IT Consulting & Services - 0.68%
IHS, Inc., Class AB	4,850	561

Semiconductor Equipment & Products - 4.86%
FEI Co.	10,687	1,142
Lam Research Corp.	6,868	577
Microchip Technology, Inc.	21,630	1,098
NXP Semiconductors N.V.B	5,650	443
Xilinx, Inc.	16,150	745

		4,005

Software - 10.33%
Ansys, Inc.B	5,450	495
Aspen Technology, Inc.B	20,000	805
Autodesk, Inc.B	12,300	666
Cadence Design Systems, Inc.B	33,700	819
Check Point Software Technologies Ltd.B	7,850	625
Electronic Arts, Inc.B	10,150	769
FireEye, Inc.A B	18,969	312
National Instruments Corp.	20,005	548
Red Hat, Inc.B	10,490	762
Salesforce.com, Inc.B	6,870	546
Splunk, Inc.B	9,900	536
Tableau Software, Inc., Class AB	8,900	435
Ultimate Software Group, Inc.B	5,650	1,188

		8,506

Total Information Technology		20,507

Total Common Stock (Cost $64,930)		79,653

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 0.65% (Cost $537)
American Beacon U.S. Government Money Market Select Fund, Select ClassE	536,875	$537

SECURITIES LENDING COLLATERAL - 4.91%
American Beacon U.S. Government Money Market Select Fund, Select ClassE	3,905,194	3,905
DWS Government and Agency Securities Portfolio, Institutional Class	135,360	136

Total Securities Lending Collateral (Cost $4,041)		4,041

TOTAL INVESTMENTS - 102.31% (Cost $69,508)		84,231
LIABILITIES, NET OF OTHER ASSETS - (2.31%)		(1,898)

TOTAL NET ASSETS - 100.00%		$82,333

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan at June 30, 2016.
B	Non-income producing security.
C	Illiquid Security. At period end, the amount of illiquid securities was $966 or 1.2% of net assets.
D	PLC - Public Limited Company.
E	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2016 (Unaudited) (in thousands, except share and per share amounts)

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value A	$9,722	$3,114,942	$89,159	$550,274	$79,789
Investments in affiliated securities, at fair value B	342	42,153	3,362	38,080	4,442
Deposit with brokers for futures contracts	14	1,484	84	—	—
Dividends and interest receivable	8	3,502	41	11	7
Receivable for investments sold	—	—	1,441	—	—
Receivable for fund shares sold	14	7,760	—	481	2,201
Receivable for tax reclaims	—	100	—	1	—
Receivable for expense reimbursement (Note 2)	11	—	—	11	8
Receivable for variation margin on open futures contracts	—	352	29	—	—
Prepaid expenses	43	149	53	161	46

Total assets	10,154	3,170,442	94,169	589,019	86,493

Liabilities:
Payable for investments purchased	148	10,722	1,675	464	—
Payable for fund shares redeemed	—	3,485	125	446	18
Payable upon return of securities loaned	—	—	—	41,878	4,041
Management and investment advisory fees payable	8	1,993	67	484	62
Administrative service and service fees payable	1	208	17	30	10
Transfer agent fees payable	—	43	2	16	5
Custody and fund accounting fees payable	2	39	1	12	3
Professional fees payable	18	18	18	17	15
Trustee fees payable	—	—	1	4	2
Payable for prospectus and shareholder reports	—	45	1	20	4
Other liabilities	—	7	6	—	—

Total liabilities	177	16,560	1,913	43,371	4,160

Net Assets	$9,977	$3,153,882	$92,256	$545,648	$82,833

Analysis of Net Assets:
Paid-in-capital	9,578	2,996,380	67,048	502,449	71,594
Undistributed (or overdistribution of) net investment income	21	22,479	—	—	—
Accumulated net realized gain (loss)	(523)	20,779	49	(17,542)	(3,984)
Unrealized appreciation of investments	901	113,892	25,130	60,741	14,723
Unrealized appreciation of futures contracts	—	352	29	—	—

Net assets	$9,977	$3,153,882	$92,256	$545,648	$82,333

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	344,667	43,711,916	675,818	21,662,584	2,897,429

Y Class	405,335	23,663,820	17,281	10,228,365	121,091

Investor Class	56,140	55,179,984	3,017,124	3,634,627	821,575

A Class	84,572	6,270,626	83,398	481,810	877,890

C Class	28,734	4,021,382	21,649	102,464	101,730

Net assets (not in thousands):
Institutional Class	$3,749,763	$1,042,712,475	$16,608,304	$330,076,235	$52,063,374

Y Class	$4,402,863	$562,968,612	$422,011	$155,224,069	$2,168,995

Investor Class	$606,326	$1,307,734,838	$72,735,542	$52,090,686	$12,860,917

A Class	$912,879	$147,876,586	$1,992,837	$6,851,139	$13,706,776

C Class	$305,514	$92,589,879	$496,825	$1,405,548	$1,533,088

Net asset value, offering and redemption price per share:
Institutional Class	$10.88	$23.85	$24.58	$15.24	$17.97

Y Class	$10.86	$23.79	$24.42	$15.18	$17.91

Investor Class	$10.80	$23.70	$24.11	$14.33	$15.65

A Class	$10.79	$23.58	$23.90	$14.22	$15.61

A Class (offering price)	$11.45	$25.02	$25.36	$15.09	$16.56

C Class	$10.63	$23.02	$22.95	$13.72	$15.07

A Cost of investments in unaffiliated securities	$8,821	$3,001,050	$64,029	$489,533	$65,066
B Cost of investments in affiliated securities	$342	$42,153	$3,362	$38,080	$4,442
E Fair value of securities on loan	$—	$—	$—	$40,938	$3,956

See accompanying notes

American Beacon FundsSM

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited) (in thousands)

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$65	$35,374	$533	$786	$252
Dividend income from affiliated securities	—	46	3	4	1
Income derived from securities lending	—	—	—	277	23

Total investment income	65	35,420	536	1,067	276

Expenses:
Management and investment advisory fees (Note 2)	24	5,442	233	1,849	276
Administrative service fees (Note 2):
Institutional Class	4	1,033	22	377	79
Y Class	4	579	—	175	3
Investor Class	1	1,412	93	64	16
A Class	1	173	2	8	16
C Class	—	108	1	2	2
Transfer agent fees:
Institutional Class	—	131	1	79	18
Y Class	—	6	—	2	—
Investor Class	1	16	4	3	1
A Class	—	10	—	—	1
C Class	—	3	—	—	—
Custody and fund accounting fees	6	104	8	23	7
Professional fees	15	66	16	22	15
Registration fees and expenses	32	95	22	38	33
Service fees (Note 2):
Y Class	2	231	—	70	1
Investor Class	1	2,102	130	89	23
A Class	—	104	1	5	10
C Class	—	65	—	1	1
Distribution fees (Note 2):
A Class	1	174	2	8	16
C Class	1	431	3	9	8
Prospectus and shareholder report expenses	1	81	2	23	4
Trustee fees	—	86	4	21	5
Other expenses	3	67	7	20	9

Total expenses	97	12,519	551	2,888	544

Net fees waived and expenses reimbursed (Note 2)	(53)	—	—	(12)	(26)

Net expenses	44	12,519	551	2,876	518

Net investment income	21	22,901	(15)	(1,809)	(242)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(290)	40,605	593	(14,339)	(3,558)
Commission recapture (Note 3)	—	—	2	—	—
Futures contracts	(7)	714	72	—	—
Change in net unrealized appreciation or (depreciation) of:
Investments	903	78,361	(1,788)	27,005	1,314
Futures contracts	(1)	358	8	—	—

Net gain (loss) from investments	605	120,038	(1,113)	12,666	(2,244)

Net increase (decrease) in net assets resulting from operations	$626	$142,939	$(1,128)	$10,857	$(2,486)

A Foreign taxes	—	75	—	4	2

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Bahl & Gaynor Small Cap Growth Fund		Bridgeway Large Cap Value Fund
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$21	$40	$22,901	$24,426
Net realized gain (loss) from investments, commission recapture, foreign currency transactions, and futures contracts	(297)	(123)	41,319	29,879
Change in net unrealized appreciation or (depreciation) from investments, foreign currency transactions, futures contracts, and swap agreements	902	(233)	78,719	(85,628)

Net increase (decrease) in net assets resulting from operations	626	(316)	142,939	(31,323)

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(18)	—	(8,277)
Y Class	—	(15)	—	(5,057)
Investor Class	—	(3)	—	(9,027)
A Class	—	(3)	—	(1,294)
C Class	—	(2)	—	(391)
Net realized gain from investments:
Institutional Class	—	(48)	—	(15,842)
Y Class	—	(41)	—	(9,510)
Investor Class	—	(7)	—	(23,035)
A Class	—	(8)	—	(3,478)
C Class	—	(5)	—	(2,016)
Return of Capital:
Institutional Class	—	(3)	—	(76)
Y Class	—	(3)	—	(47)
Investor Class	—	(1)	—	(83)
A Class	—	(1)	—	(12)
C Class	—	—	—	(4)

Net distributions to shareholders	—	(158)	—	(78,149)

Capital Share Transactions:
Proceeds from sales of shares	2,417	5,716	1,071,308	1,721,211
Reinvestment of dividends and distributions	—	158	—	75,997
Cost of shares redeemed	(270)	(2,232)	(367,324)	(619,512)

Net increase in net assets from capital share transactions	2,147	3,642	703,984	1,177,696

Net increase in net assets	2,773	3,168	846,923	1,068,224

Net Assets:
Beginning of period	7,204	4,036	2,306,959	1,238,735

End of Period *	$9,977	$7,204	$3,153,882	$2,306,959

*Includes undistributed (or overdistribution of) net investment income	$21	$—	$22,479	$—

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Holland Large Cap Growth Fund		Stephens Small Cap Growth Fund		Stephens Mid-Cap Growth Fund
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment (loss)	$(15)	$(39)	$(1,809)	$(4,766)	$(242)	$(841)
Net realized gain (loss) from investments, commission recapture, foreign currency transactions, and futures contracts	667	8,294	(14,339)	27,105	(3,558)	8,947
Change in net unrealized appreciation or (depreciation) from investments, foreign currency transactions, futures contracts, and swap agreements	(1,780)	(1,934)	27,005	(48,149)	1,314	(9,578)

Net increase (decrease) in net assets resulting from operations	(1,128)	6,321	10,857	(25,810)	(2,486)	(1,472)

Distributions to Shareholders:
Net realized gain from investments:
Institutional Class	—	(1,832)	—	(13,632)	—	(3,679)
Y Class	—	(35)	—	(6,447)	—	(120)
Investor Class	—	(8,194)	—	(2,688)	—	(795)
A Class	—	(136)	—	(397)	—	(832)
C Class	—	(84)	—	(113)	—	(114)

Net distributions to shareholders	—	(10,281)	—	(23,277)	—	(5,540)

Capital Share Transactions:
Proceeds from sales of shares	3,421	6,243	105,405	96,070	16,849	24,623
Reinvestment of dividends and distributions	—	10,280	—	22,809	—	5,393
Cost of shares redeemed	(9,922)	(13,613)	(80,981)	(250,985)	(42,022)	(41,701)

Net increase (decrease) in net assets from capital share transactions	(6,501)	2,910	24,424	(132,106)	(25,173)	(11,685)

Net increase (decrease) in net assets	(7,629)	(1,050)	35,281	(181,193)	(27,659)	(18,697)

Net Assets:
Beginning of period	99,885	100,935	510,367	691,560	109,992	128,689

End of Period *	$92,256	$99,885	$545,648	$510,367	$82,333	$109,992

*Includes undistributed (or overdistribution of) net investment income	$—	$—	$—	$—	$—	$—

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of June 30, 2016, the Trust consists of twenty-five active series, five of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund, and American Beacon Stephens Mid-Cap Growth Fund. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Fund has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of the financial statements. The Funds are investment companies, and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services - Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

From January 1, 2016 to May 29, 2016 the Trust and the Manager were parties to an Management Agreement that obligated the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. As compensation for performing the duties required under the Management Agreement, the Manager received from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Funds. Effective May 29, 2016 the Fund and the Manager entered a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Funds. As compensation for performing the duties under the Management Agreement, the Manager receives from the Funds an annualized fee at the following annual rates as a percentage of average daily net assets: 0.35% of the first $5 billion, 0.325% of the next $5 billion, 0.30% of the next $10 billion, and 0.275% over $20 billion. The Funds pay the unaffiliated investment advisor hired to direct

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

investment activities of the Funds. Management fees paid by the Funds during the six months ended June 30, 2016 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Bahl & Gaynor Small Cap Growth	0.51%	$24	$20	$4
Bridgeway Large Cap Value	0.32%	5,442	4,126	1,316
Holland Large Cap Growth	0.40%	233	186	47
Stephens Small Cap Growth	0.63%	1,849	1,563	286
Stephens Mid-Cap Growth	0.49%	276	229	47

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. Currently, the Manager earns 10% of such income. This fee is included in “Management and investment advisory fees” on the Statements of Operations. During the six months ended June 30, 2016, securities lending fees paid to the Manager were $28,671 and $2,620 for the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively.

Administrative Agreement

From January 1, 2016 to May 29, 2016, the Manager and the Trust were parties to an Administrative Agreement which obligated the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administrative Agreement, the Manager received an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds’ shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligates the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

Investment in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as the investment advisor to the USG Select Funds and receives management and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the six months ended June 30, 2016, the Manager earned fees on the Fund’s direct investments and securities lending collateral invested in the USG Select Fund, respectively, as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund
Bahl & Gaynor Small Cap Growth	$71	$—
Bridgeway Large Cap Value	17,040	—
Holland Large Cap Growth	1,026	—
Stephens Small Cap Growth	1,453	13,580
Stephens Mid-Cap Growth	281	2,421

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended June 30, 2016, the Bridgeway Large Cap Value Fund borrowed on average $2,433,443 for 8 days at an average rate of 0.97% with interest charges of $521, the Stephens Small Cap Growth Fund borrowed on average $464,003 for 3 days at an average rate of 0.97% with interest charges of $37, and the Stephens Mid-Cap Growth Fund borrowed on average $2,668,589 for 24 days at an average rate of 0.97% with interest charges of $1,077. These amounts are recorded as “Other expenses” on the accompanying Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. For the six months ended June 30, 2016, the Manager waived or reimbursed expenses as follows:

Fund	Class	Expense Cap	Reimbursed or (Recovered) Expenses	Expiration
Bahl & Gaynor Small Cap Growth	Institutional	0.98%	$22,074	2019
Bahl & Gaynor Small Cap Growth	Y	1.08%	21,645	2019
Bahl & Gaynor Small Cap Growth	Investor	1.36%	3,855	2019
Bahl & Gaynor Small Cap Growth	A	1.38%	3,436	2019
Bahl & Gaynor Small Cap Growth	C	2.13%	1,953	2019
Bridgeway Large Cap Value	Institutional	N/A	(184,868)	2019
Holland Large Cap Growth	Y	0.99%	(6)	2019
Holland Large Cap Growth	C	2.04%	23	2019
Stephens Small Cap Growth	Investor	1.35%	11,421	2019
Stephens Mid-Cap Growth	Institutional	0.99%	24,955	2019
Stephens Mid-Cap Growth	A	N/A	610	2019
Stephens Mid-Cap Growth	C	N/A	85	2019

Of these amounts, $10,803, $11,421, and $7,654 were disclosed as a receivable from the Manager at June 30, 2016 for the Bahl & Gaynor Small Cap Growth, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

contractual expense limit. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Bahl & Gaynor Small Cap Growth	$—	$132,904	2018
Bahl & Gaynor Small Cap Growth	—	123,829	2015
Bridgeway Large Cap Value	73,464	2,766	2016
Holland Large Cap Growth	—	104	2016
Holland Large Cap Growth	—	156	2017
Holland Large Cap Growth	299	—	2018
Stephens Small Cap Growth	284	55,746	2016
Stephens Mid-Cap Growth	—	60,289	2016
Stephens Mid-Cap Growth	—	38,647	2017

The Manager recovered expenses from various classes of the Bridgeway Large Cap Value, Holland Large Cap Growth, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds during the six months ended June 30, 2016 as follows:

Fund	Class	Recovered Expense	Expiration
Bridgeway Large Cap Value	Institutional	76,230	2016
Holland Large Cap Growth	Institutional	469	2018
Holland Large Cap Growth	Y	6	2019
Stephens Small Cap Growth	Institutional	285	2018
Stephens Small Cap Growth	A	3,867	2018
Stephens Small Cap Growth	C	1,598	2018
Stephens Mid-Cap Growth	Y	931	2018
Stephens Mid-Cap Growth	Investor	6,278	2018
Stephens Mid-Cap Growth	A	5,405	2018
Stephens Mid-Cap Growth	C	656	2018

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended June 30, 2016, Foreside collected $1,570, $23,808, $312, $267, and $547 for Bahl & Gaynor Small Cap Growth, Bridgeway Large Cap Value, Holland Large Cap Growth, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended June 30, 2016, CDSC fees of $974 were collected for the Bridgeway Large Cap Value Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended June 30, 2016, CDSC fees of $205, $13,472, $30, and $936 were collected for the Bahl & Gaynor Small Cap Growth, Bridgeway Large Cap Value, Stephens Small Cap Value, and Stephens Mid-Cap Growth Funds, respectively.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4 p.m. Eastern time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Trust’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of June 30, 2016, the investments were classified as described below (in thousands):

Bahl & Gaynor Small Cap Growth Fund(1)	Level 1		Level 2	Level 3	Total
Common Stock	$9,722		$—	$—	$9,722
Short-Term Investments - Money Market Funds	342		—	—	342

Total Investments in Securities	$10,064		$—	$—	$10,064

Financial Derivatives Instruments
Futures Contracts	$—	(2)	$—	$—	$—	(2)

Bridgeway Large Cap Value Fund(1)	Level 1		Level 2	Level 3	Total
Common Stock	$3,114,942		$—	$—	$3,114,942
Short-Term Investments - Money Market Funds	42,153		—	—	42,153

Total Investments in Securities	$3,157,095		$—	$—	$3,157,095

Financial Derivatives Instruments
Futures Contracts	$352		$—	$—	$352

Holland Large Cap Growth Fund(1)	Level 1		Level 2	Level 3	Total
Common Stock	$89,159		$—	$—	$89,159
Short-Term Investments - Money Market Funds	3,362		—	—	3,362

Total Investments in Securities	$92,521		$—	$—	$92,521

Financial Derivatives Instruments
Futures Contracts	$29		$—	$—	$29

Stephens Small Cap Growth Fund(1)	Level 1		Level 2	Level 3	Total
Common Stock	$543,341		$—	$—	$543,341
Short-Term Investments - Money Market Funds	3,135		—	—	3,135
Securities Lending Collateral invested in Money Market Funds	41,878		—	—	41,878

Total Investments in Securities	$588,354		$—	$—	$588,354

Stephens Mid-Cap Growth Fund(1)	Level 1		Level 2	Level 3	Total
Common Stock	$79,653		$—	$—	$79,653
Short-Term Investments - Money Market Funds	537		—	—	537
Securities Lending Collateral invested in Money Market Funds	4,041		—	—	4,041

Total Investments in Securities	$84,231		$—	$—	$84,231

(1)	Refer to the Schedule of Investments for Industry Information.
(2)	Amount is less than $500.

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended June 30, 2016, there were no transfers between levels.

4. Securities and Other Investments

American Depositary Receipts (ADRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

During the six months ended June 30, 2016, the Funds entered into future contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by the average number of contracts outstanding at each quarter end.

Average Futures Contracts Outstanding:
Fund	For the period ended June 30, 2016
Bahl & Gaynor Small Cap Growth	4
Bridgeway Large Cap Value	597
Holland Large Cap Growth	31

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of June 30, 2016:

Statements of Assets and Liabilities	Derivative	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth

Receivable for variation margin from open futures contracts	Equity Contracts	$—	$352	$29

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended June 30, 2016:

Statements of Operations
Net realized gain (loss) from futures contracts	Equity Contracts	$(7)	$714	$72
Change in net unrealized appreciation (depreciation) of futures contracts	Equity Contracts	(1)	358	8

(1)	See Note 3 in the Notes to Financial Statements for additional information.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as “Deposits with brokers for futures contracts” and “Payable to brokers for futures contracts”, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2016 (in thousands).

Bahl & Gaynor Small Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2016:

Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts	$—	*	$—	$—	*

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2016:

	Net amount of Assets		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Presented in the Statements of Assets and Liabilities		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$—	*	$—	$—	$—	*

*	Amount is less than $500.

Bridgeway Large Cap Value Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts	$352	$—	$352

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2016:

	Net amount of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$352	$—	$—	$352

Holland Large Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts	$29	$—	$29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2016:

	Net amount of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$29	$—	$—	$29

Stephens Small Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Securities on Loan	$40,938	$—	$40,938

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2016:

	Net amount of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$2,206	$—	$(2,206)	$—
BNP Paribas Prime Brokerage	29	—	(29)	—
Citigroup Global Markets Inc.	7,157	—	(7,157)	—
Goldman, Sachs & Co.	759	—	(759)	—
JPMorgan Clearing Corp.	7,370	—	(7,370)	—
Merrill Lynch, Pierce, Fenner	245	—	(245)	—
MS Securities Services Inc.	3,162	—	(3,162)	—
National Financial Services Corp (NFS)	9,970	—	(9,970)	—
Scotia Capital USA Inc.	7,651	—	(7,651)	—
SG Americas Securities, LLC	1,390	—	(1,390)	—
UBS Securities LLC	999	—	(999)	—

Total	$40,938	$—	$(40,938)	$—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $41,878 has been received in connection with securities lending transactions.

Stephens Mid-Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Securities on Loan	$3,956	$—	$3,956

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2016:

	Net amount of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$955	$—	$(1,503)	$—
Goldman, Sachs & Co.	1,474	—	(1,414)	—
JP Morgan Clearing Corp.	426	—	(426)	—
MS Securities Services Inc.	430	—	(430)	—
National Financial Services Corp (NFS)	671	—	(671)	—

Total:	$3,956	$—	$(3,956)	$—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $4,041 has been received in connection with securities lending transactions.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of the Funds to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Funds are treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth Fund		Bridgeway Large Cap Value Fund		Holland Large Cap Growth Fund
	Six months ended June 30, 2016	Year Ended December 31, 2015	Six months ended June 30, 2016	Year Ended December 31, 2015	Six months ended June 30, 2016	Year Ended December 31, 2015
	(unaudited)		(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$21	$—	$8,277	$—	$—
Y Class	—	18	—	5,057	—	—
Investor Class	—	4	—	9,027	—	—
A Class	—	4	—	1,294	—	—
C Class	—	2	—	391	—	—
Long-Term Capital Gain
Institutional Class	—	45	—	15,842	—	1,832
Y Class	—	38	—	9,510	—	35
Investor Class	—	6	—	23,035	—	8,194
A Class	—	7	—	3,478	—	136
C Class	—	5	—	2,016	—	84
Return of Capital
Institutional Class	—	3	—	76	—	—
Y Class	—	3	—	47	—	—
Investor Class	—	1	—	83	—	—
A Class	—	1	—	12	—	—
C Class	—	—	—	4	—	—

Total distributions paid	$—	$158	$—	$78,149	$—	$10,281

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

	Stephens Small Cap Growth Fund		Stephens Mid-Cap Growth Fund
	Six months ended June 30, 2016	Year Ended December 31, 2015	Six months ended June 30, 2016	Year Ended December 31, 2015
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$—	$—	$—
Y Class	—	—	—	—
Investor Class	—	—	—	—
A Class	—	—	—	—
C Class	—	—	—	—
Long-Term Capital Gain
Institutional Class	—	13,632	—	3,679
Y Class	—	6,447	—	120
Investor Class	—	2,688	—	795
A Class	—	397	—	832
C Class	—	113	—	114

Total distributions paid	$—	$23,277	$—	$5,540

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2016 the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Cost basis of investments for federal income tax purposes	$9,307	$3,043,203	$67,557	$531,001	$71,441
Unrealized appreciation	1,023	254,582	26,227	92,427	17,681
Unrealized depreciation	(266)	(140,690)	(1,263)	(35,074)	(4,891)

Net unrealized appreciation or (depreciation)	757	113,892	24,864	57,353	12,790

Undistributed ordinary income	22	24,182	—	—	—
Undistributed long-term capital	—	19,428	244	—	—
Accumulated long-term gain or (loss)	(381)	—	—	(14,154)	(2,051)
Other temporary differences	1	—	—	—	—

Distributable earnings or (deficits)	$399	$157,502	$25,208	$43,199	$10,739

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from the reclassifications of income from foreign currency reclasses, income from real estate investment securities, non-utilization of net operating losses, and tax return of capital as of June 30, 2016 (in thousands):

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Paid-in-capital	$—	$—	$(15)	$3,005	$4,396
Undistributed net investment income	—	(422)	15	1,809	242
Accumulated net realized gain (loss)	—	422	—	(4,814)	(4,638)
Unrealized appreciation (depreciation) of investments and futures contracts	—	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the six month period ending June 30, 2016 the Funds have the following capital loss carryforwards (in thousands):

Fund	Short-term	Long-term
Bahl & Gaynor Small Cap Growth	$237	$143
Stephens Small Cap Growth	1,911	12,250
Stephens Mid-Cap Growth	921	1,134

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2016 were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Purchases (excluding U.S. government securities)	$3,397	$1,457,294	$16,064	$89,963	$11,837
Sales and maturities (excluding U.S. government securities)	1,306	700,833	21,103	66,584	40,270

The Funds’ direct transactions and security lending collateral transactions in the USG Select Fund for the six months ended June 30, 2016 were as follows (in thousands):

Fund	Type of Transaction	December 31, 2015 Shares/Fair Value	Purchases	Sales	June 30, 2016 Shares/Fair Value	Dividend Income
Bahl & Gaynor Small Cap Growth	Direct	$—	$2,486	$2,144	$342	$—	*
Bridgeway Large Cap Value	Direct	—	766,462	724,309	42,153	47
Holland Large Cap Growth	Direct	—	13,517	10,155	3,362	3
Stephens Small Cap Growth	Direct	—	40,735	37,601	3,134	4
Stephens Small Cap Growth	Securities Lending	33,025	98,286	96,366	34,945	28
Stephens Mid-Cap Growth	Direct	—	9,878	9,342	536	1
Stephens Mid-Cap Growth	Securities Lending	3,611	31,204	30,910	3,905	5

*	Amount is less than $500.

9. Securities Lending

The Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, as designated by the Manager.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2016, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fund	Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
Stephens Small Cap Growth	$40,938	$—	$41,878
Stephens Mid-Cap Growth	3,956	—	4,041

Cash collateral is listed on the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities lending fees paid to the Manager, is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (dollars and shares in thousands):

For the Six Months Ended June 30, 2016

	Institutional Class		Y Class		Investor Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27	$280	156	$1,579	10	$99
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	—	—	(17)	(175)	(3)	(32)

Net increase in shares outstanding	27	$280	139	$1,404	7	$67

	A Class		C Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	44	$459	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	(4)	(41)	(2)	(22)

Net increase (decrease) in shares outstanding	40	$418	(2)	$(22)

	Institutional Class		Y Class		Investor Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,409	$417,121	8,515	$192,760	18,725	$420,904
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(4,715)	(105,596)	(3,119)	(69,683)	(6,732)	(150,548)

Net increase in shares outstanding	13,694	$311,525	5,396	$123,077	11,993	$270,356

	A Class		C Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,209	$27,164	619	$13,359
Reinvestment of dividends	—	—	—	—
Shares redeemed	(1,480)	(32,396)	(421)	(9,101)

Net increase (decrease) in shares outstanding	(271)	$(5,232)	198	$4,258

	Institutional Class		Y Class		Investor Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12	$283	6	$142	93	$2,124
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(86)	(2,088)	(2)	(47)	(313)	(7,375)

Net increase (decrease) in shares outstanding	(74)	$(1,805)	4	$95	(220)	$(5,251)

	A Class		C Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	37	$847	1	$25
Reinvestment of dividends	—	—	—	—
Shares redeemed	(6)	(149)	(12)	(263)

Net increase (decrease) in shares outstanding	31	$698	(11)	$(238)

	Institutional Class		Y Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,390	$72,386	1,803	$25,458	585	$7,457
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(3,686)	(51,490)	(1,094)	(15,542)	(889)	(11,636)

Net increase (decrease) in shares outstanding	1,704	$20,896	709	$9,916	(304)	$(4,179)

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

	A Class		C Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	6	$78	2	$26
Reinvestment of dividends	—	—	—	—
Shares redeemed	(106)	(1,391)	(72)	(922)

Net (decrease) in shares outstanding	(100)	$(1,313)	(70)	$(896)

	Institutional Class		Y Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	921	$15,575	6	$102	5	$76
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(2,258)	(38,147)	(22)	(372)	(121)	(1,806)

Net (decrease) in shares outstanding	(1,337)	$(22,572)	(16)	$(270)	(116)	$(1,730)

	A Class		C Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	72	$1,070	2	$26
Reinvestment of dividends	—	—	—	—
Shares redeemed	(76)	(1,138)	(39)	(559)

Net (decrease) in shares outstanding	(4)	$(68)	(37)	$(533)

For the Year Ended December 31, 2015

	Institutional Class		Y Class		Investor Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27	$291	255	$2,733	176	$1,814
Reinvestment of dividends	7	69	6	58	1	11
Shares redeemed	(6)	(59)	(30)	(314)	(150)	(1,482)

Net increase in shares outstanding	28	$301	231	$2,477	27	$343

	A Class		C Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	64	$686	18	$192
Reinvestment of dividends	1	13	1	7
Shares redeemed	(35)	(365)	(1)	(12)

Net increase in shares outstanding	30	$334	18	$187

	Institutional Class		Y Class		Investor Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,824	$493,978	16,261	$385,881	28,445	$676,887
Reinvestment of dividends	1,050	23,860	608	13,790	1,418	32,070
Shares redeemed	(4,986)	(118,434)	(3,599)	(85,147)	(14,804)	(351,506)

Net increase in shares outstanding	16,888	$399,404	13,270	$314,524	15,059	$357,451

	A Class		C Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	4,373	$103,916	2,607	$60,549
Reinvestment of dividends	193	4,339	88	1,938
Shares redeemed	(2,408)	(57,244)	(313)	(7,181)

Net increase in shares outstanding	2,158	$51,011	2,382	$55,306

	Institutional Class		Y Class		Investor Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41	$1,045	10	$282	157	$4,211
Reinvestment of dividends	74	1,832	2	35	336	8,193
Shares redeemed	(64)	(1,774)	(1)	(24)	(429)	(11,433)

Net increase in shares outstanding	51	$1,103	11	$293	64	$971

American Beacon FundsSM

Notes to Financial Statements

June 30, 2016 (Unaudited)

	A Class		C Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	17	$455	10	$250
Reinvestment of dividends	6	136	4	84
Shares redeemed	(10)	(261)	(5)	(121)

Net increase in shares outstanding	13	$330	9	$213

	Institutional Class		Y Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,369	$56,084	1,841	$30,029	530	$8,403
Reinvestment of dividends	887	13,334	420	6,299	189	2,679
Shares redeemed	(6,014)	(100,387)	(3,132)	(51,053)	(6,153)	(96,717)

Net (decrease) in shares outstanding	(1,758)	$(30,969)	(871)	$(14,725)	(5,434)	$(85,635)

	A Class		C Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	87	$1,393	11	$161
Reinvestment of dividends	27	388	8	109
Shares redeemed	(154)	(2,402)	(29)	(426)

Net (decrease) in shares outstanding	(40)	$(621)	(10)	$(156)

	Institutional Class		Y Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	919	$18,187	32	$653	29	$512
Reinvestment of dividends	203	3,650	6	114	49	777
Shares redeemed	(1,441)	(28,147)	(63)	(1,225)	(293)	(5,071)

Net (decrease) in shares outstanding	(319)	$(6,310)	(25)	$(458)	(215)	$(3,782)

	A Class		C Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	267	$4,587	40	$684
Reinvestment of dividends	48	745	7	107
Shares redeemed	(407)	(6,870)	(23)	(388)

Net increase (decrease) in shares outstanding	(92)	$(1,538)	24	$403

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		July 15A to December 31, 2014
	(unaudited)
Net asset value, beginning of period	$10.17		$10.71		$10.00

Income from investment operations:
Net investment income	0.03		0.08		0.02
Net gains (losses) on investments (both realized and unrealized)	0.68		(0.39)		0.71

Total income (loss) from investment operations	0.71		(0.31)		0.73

Less distributions:
Dividends from net investment income	—		(0.06)		(0.02)
Distributions from net realized gains	—		(0.16)		—
Distributions from return of capital	—		(0.01	)F	—

Total distributions	—		(0.23)		(0.02)

Net asset value, end of period	$10.88		$10.17		$10.71

Total return B	6.98	%C	(2.96)%		7.28	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,749		$3,231		$3,103
Ratios to average net assets:
Expenses, before reimbursements	2.34	%D	3.04%		8.98	%D
Expenses, net of reimbursements	0.98	%D	0.98%		0.98	%D
Net investment (loss), before expense reimbursements	(0.68	)%D	(1.33)%		(7.51	)%D
Net investment income, net of reimbursements	0.68	%D	0.72%		0.49	%D
Portfolio turnover rate	17	%C	54%		12	%E

	Y Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		July 15A to December 31, 2014
	(unaudited)
Net asset value, beginning of period	$10.16		$10.71		$10.00

Income from investment operations:
Net investment income	0.03		0.06		0.01
Net gains (losses) on investments (both realized and unrealized)	0.67		(0.38)		0.72

Total income (loss) from investment operations	0.70		(0.32)		0.73

Less distributions:
Dividends from net investment income	—		(0.06)		(0.02)
Distributions from return of capital	—		(0.16)		—
Distributions from net realized gains	—		(0.01	)F	—

Total distributions	—		(0.23)		(0.02)

Net asset value, end of period	$10.86		$10.16		$10.71

Total return B	6.89	%C	(3.05)%		7.28	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,403		$2,711		$388
Ratios to average net assets:
Expenses, before reimbursements	2.43	%D	2.76%		11.71	%D
Expenses, net of reimbursements	1.07	%D	1.08%		1.08	%D
Net investment (loss), before expense reimbursements	(0.74	)%D	(0.98)%		(10.06	)%D
Net investment income, net of reimbursements	0.62	%D	0.70%		0.57	%D
Portfolio turnover rate	17	%C	54%		12	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 to December 31, 2014, and is not annualized.
F	Amount represents less than $0.01 per share.

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		July 15A to December 31, 2014
	(unaudited)
Net asset value, beginning of period	$10.12		$10.69		$10.00

Income from investment operations:
Net investment income	0.02		0.05		0.01
Net gains (losses) on investments (both realized and unrealized)	0.66		(0.39)		0.70

Total income (loss) from investment operations	0.68		(0.34)		0.71

Less distributions:
Dividends from net investment income	—		(0.06)		(0.02)
Distributions from net realized gains	—		(0.16)		—
Distributions from return of capital	—		(0.01	)F	—

Total distributions	—		(0.23)		(0.02)

Net asset value, end of period	$10.80		$10.12		$10.69

Total return B	6.72	%C	(3.25)%		7.08	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$606		$498		$239
Ratios to average net assets:
Expenses, before reimbursements	2.82	%D	3.19%		12.62	%D
Expenses, net of reimbursements	1.36	%D	1.36%		1.36	%D
Net investment (loss), before expense reimbursements	(1.17	)%D	(1.47)%		(11.12	)%D
Net investment income, net of reimbursements	0.30	%D	0.35%		0.14	%D
Portfolio turnover rate	17	%C	54%		12	%E

	A Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		July 15A to December 31, 2014
	(unaudited)
Net asset value, beginning of period	$10.11		$10.69		$10.00

Income from investment operations:
Net investment income	0.03		0.03		0.00	F
Net gains (losses) on investments (both realized and unrealized)	0.65		(0.38)		0.71

Total income (loss) from investment operations	0.68		(0.35)		0.71

Less distributions:
Dividends from net investment income	—		(0.06)		(0.02)
Distributions from net realized gains	—		(0.16)		—
Distributions from return of capital	—		(0.01	)F	—

Total distributions	—		(0.23)		(0.02)

Net asset value, end of period	$10.79		$10.11		$10.69

Total return B	6.73	%C	(3.34)%		7.08	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$913		$455		$164
Ratios to average net assets:
Expenses, before reimbursements	2.74	%D	2.88%		13.84	%D
Expenses, net of reimbursements	1.39	%D	1.38%		1.38	%D
Net investment (loss), before expense reimbursements	(1.06	)%D	(1.08)%		(12.35	)%D
Net investment income, net of reimbursements	0.28	%D	0.41%		0.10	%D
Portfolio turnover rate	17	%C	54%		12	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 to December 31, 2014, and is not annualized.
F	Amount represents less than $0.01 per share.

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2016		Year Ended December 31, 2015		July 15A to December 31, 2014
	(unaudited)
Net asset value, beginning of period	$10.00		$10.65		$10.00

Income from investment operations:
Net investment (loss)	(0.03)		(0.01)		(0.02)
Net gains (losses) on investments (both realized and unrealized)	0.66		(0.41)		0.69

Total income (loss) from investment operations	0.63		(0.42)		0.67

Less distributions:
Dividends from net investment income	—		(0.06)		(0.02)
Distributions from net realized gains	—		(0.16)		—
Distributions from return of capital	—		(0.01	)F	—

Total distributions	—		(0.23)		(0.02)

Net asset value, end of period	$10.63		$10.00		$10.65

Total return B	6.30	%C	(4.01)%		6.68	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$306		$309		$142
Ratios to average net assets:
Expenses, before reimbursements	3.47	%D	3.84%		13.72	%D
Expenses, net of reimbursements	2.13	%D	2.13%		2.13	%D
Net investment (loss), before expense reimbursements	(1.82	)%D	(2.09)%		(12.23	)%D
Net investment (loss), net of reimbursements	(0.48	)%D	(0.38)%		(0.64	)%D
Portfolio turnover rate	17	%C	54%		12	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 to December 31, 2014, and is not annualized.
F	Amount represents less than $0.01 per share.

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months		Year Ended December 31,				Six Months		Year Ended June 30,
	Ended June 30, 2016		2015		2014	2013	Ended Dec. 31, 2012		2012	2011
	(unaudited)
Net asset value, beginning of period	$22.75		$23.89		$21.39	$15.85	$14.80		$14.62	$11.44

Income from investment operations:
Net investment income	0.19		0.28		0.10	0.11	0.20		0.24	0.20	G
Net gains (losses) on investments (both realized and unrealized)	0.91		(0.58)		2.94	5.87	1.14		0.12	3.21

Total income (loss) from investment operations	1.10		(0.30)		3.04	5.98	1.34		0.36	3.41

Less distributions:
Dividends from net investment income	—		(0.29)		(0.17)	(0.11)	(0.29)		(0.18)	(0.23)
Distributions from net realized gains	—		(0.55)		(0.37)	(0.33)	—		—	—
Distributions from return of capital	—		(0.00	)G	—	—	—		—	—

Total distributions	—		(0.84)		(0.54)	(0.44)	(0.29)		(0.18)	(0.23)

Net asset value, end of period	$23.85		$22.75		$23.89	$21.39	$15.85		$14.80	$14.62

Total return A	4.84	%B	(1.23)%		14.18%	37.77%	9.04	%B	2.60%	30.02%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,042,712		$682,849		$313,661	$79,889	$26,669		$26,950	$29,647
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.73	%C	0.75%		0.79%	1.01%	1.73	%C	1.30%	1.17%
Expenses, net of reimbursements or recoupments	0.73	%C	0.79%		0.84%	0.84%	0.84	%C	0.82%	0.84%
Net investment income, before reimbursements or recoupments	1.95	%C	1.61%		1.08%	0.98%	1.38	%C	1.17%	1.17%
Net investment income, net of reimbursements or recoupments	1.95	%C	1.57%		1.04%	1.16%	2.27	%C	1.66%	1.50%
Portfolio turnover rate	27	%B	43%		31%	38%	21%		36%	43%

	Y Class
	Six Months		Year Ended December 31,				Six Months		February 3D
	Ended June 30, 2016		2015		2014	2013	Ended December 31, 2012		to June 30, 2012
	(unaudited)
Net asset value, beginning of period	$22.69		$23.84		$21.35	$15.84	$14.80		$14.46

Income from investment operations:
Net investment income	0.20		0.27		0.13	0.22	0.07		0.09
Net gains (losses) on investments (both realized and unrealized)	0.90		(0.57)		2.90	5.72	1.26		0.25

Total income (loss) from investment operations	1.10		(0.30)		3.03	5.94	1.33		0.34

Less distributions:
Dividends from net investment income	—		(0.30)		(0.17)	(0.10)	(0.29)		—
Distributions from net realized gains	—		(0.55)		(0.37)	(0.33)	—		—
Distributions from return of capital	—		(0.00	)G	—	—	—		—

Total distributions	—		(0.85)		(0.54)	(0.43)	(0.29)		—

Net asset value, end of period	$23.79		$22.69		$23.84	$21.35	$15.84		$14.80

Total return A	4.85	%B	(1.26)%		14.15%	37.55%	8.98	%B	2.35	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$562,969		$414,585		$119,162	$19,914	$36		$5
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.80	%C	0.81%		0.84%	0.93%	3.75	%C	144.38	%C
Expenses, net of reimbursements or recoupments	0.80	%C	0.81%		0.85%	0.94%	0.93	%C	0.94	%C
Net investment income (loss), before reimbursements or recoupments	1.88	%C	1.55%		1.03%	1.07%	(0.51	)%C	(141.90	)%C
Net investment income, net of reimbursements or recoupments	1.88	%C	1.55%		1.03%	1.06%	2.31	%C	1.54	%C
Portfolio turnover rate	27	%B	43%		31%	38%	21	%B	36	%E

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Commencement of operations.
E	Portfolio turnover rate is for the period from July 1, 2011 to June 30, 2012.
F	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
G	Per share amounts calculated based on average daily shares outstanding during the period.

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended December 31,				Six Months		February 3D
	Ended June 30, 2016		2015		2014	2013	Ended December 31, 2012		to June 30, 2012
	(unaudited)
Net asset value, beginning of period	$22.64		$23.77		$21.28	$15.81	$14.78		$14.46

Income from investment operations:
Net investment income	0.15		0.25		0.14	0.21	0.12		0.03
Net gains (losses) on investments (both realized and unrealized)	0.91		(0.61)		2.82	5.68	1.19		0.29

Total income (loss) from investment operations	1.06		(0.36)		2.96	5.89	1.31		0.32

Less distributions:
Dividends from net investment income	—		(0.22)		(0.10)	(0.09)	(0.28)		—
Distributions from net realized gains	—		(0.55)		(0.37)	(0.33)	—		—
Distributions from return of capital	—		(0.00	)F	—	—	—		—

Total distributions	—		(0.77)		(0.47)	(0.42)	(0.28)		—

Net asset value, end of period	$23.70		$22.64		$23.77	$21.28	$15.81		$14.78

Total return A	4.68	%B	(1.51)%		13.89%	37.28%	8.84	%B	2.21	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,307,735		$977,719		$668,659	$274,114	$489		$215
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.07	%C	1.09%		1.11%	1.08%	2.26	%C	18.30	%C
Expenses, net of reimbursements or recoupments	1.07	%C	1.09%		1.11%	1.09%	1.21	%C	1.22	%C
Net investment income (loss), before reimbursements or recoupments	1.60	%C	1.28%		0.76%	0.95%	1.00	%C	(15.48	)%C
Net investment income, net of reimbursements or recoupments	1.60	%C	1.28%		0.76%	0.94%	2.05	%C	1.59	%C
Portfolio turnover rate	27	%B	43%		31%	38%	21	%B	36	%E

	A Class
	Six Months		Year Ended December 31,				Six Months		February 3D
	Ended June 30, 2016		2015		2014	2013	Ended December 31, 2012		to June 30, 2012
	(unaudited)
Net asset value, beginning of period	$22.53		$23.66		$21.22	$15.78	$14.77		$14.46

Income from investment operations:
Net investment income	0.17		0.27		0.09	0.19	0.15		0.01
Net gains (losses) on investments (both realized and unrealized)	0.88		(0.64)		2.84	5.64	1.15		0.30

Total income (loss) from investment operations	1.05		(0.37)		2.93	5.83	1.30		0.31

Less distributions:
Dividends from net investment income	—		(0.21)		(0.12)	(0.06)	(0.29)		—
Dividends from net investment income	—		(0.55)		(0.37)	(0.33)	—		—
Distributions from net realized gains	—		(0.00	)F	—	—	—		—

Total distributions	—		(0.76)		(0.49)	(0.39)	(0.29)		—

Net asset value, end of period	$23.58		$22.53		$23.66	$21.22	$15.78		$14.77

Total return A	4.66	%B	(1.56)%		13.76%	37.01%	8.78	%B	2.14	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$147,876		$147,395		$103,717	$31,300	$311		$276
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.11	%C	1.12%		1.19%	1.38%	2.21	%C	15.39	%C
Expenses, net of reimbursements or recoupments	1.11	%C	1.12%		1.21%	1.34%	1.33	%C	1.34	%C
Net investment income (loss), before reimbursements or recoupments	1.54	%C	1.25%		0.69%	0.61%	0.90	%C	(13.13	)%C
Net investment income, net of reimbursements or recoupments	1.54	%C	1.25%		0.67%	0.66%	1.78	%C	0.92	%C
Portfolio turnover rate	27	%B	43%		31%	38%	21	%B	36	%E

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Commencement of operations.
E	Portfolio turnover rate is for the period from July 1, 2011 to June 30, 2012.
F	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months		Year Ended December 31,				Six Months		February 3D
	Ended June 30, 2016		2015		2014	2013	Ended December 31, 2012		to June 30, 2012
	(unaudited)
Net asset value, beginning of period	$22.08		$23.27		$21.00	$15.70	$14.73		$14.46

Income from investment operations:
Net investment income	0.09		0.13		0.02	0.18	0.09		0.02
Net gains (losses) on investments (both realized and unrealized)	0.85		(0.66)		2.69	5.47	1.17		0.25

Total income (loss) from investment operations	0.94		(0.53)		2.71	5.65	1.26		0.27

Less distributions:
Dividends from net investment income	—		(0.11)		(0.07)	(0.02)	(0.29)		—
Distributions from net realized gains	—		(0.55)		(0.37)	(0.33)	—		—
Distributions from return of capital	—		(0.00	)F	—	—	—		—

Total distributions	—		(0.66)		(0.44)	(0.35)	(0.29)		—

Net asset value, end of period	$23.02		$22.08		$23.27	$21.00	$15.70		$14.73

Total return A	4.26	%B	(2.27)%		12.88%	36.02%	8.54	%B	1.87	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$92,590		$84,411		$33,536	$2,346	$20		$14
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.86	%C	1.87%		1.92%	2.13%	6.81	%C	64.88	%C
Expenses, net of reimbursements or recoupments	1.86	%C	1.87%		1.94%	2.09%	1.77	%C	2.09	%C
Net investment income (loss), before reimbursements or recoupments	0.81	%C	0.48%		(0.05)%	(0.13)%	(3.55	)%C	(62.47	)%C
Net investment income (loss), net of reimbursements or recoupments	0.81	%C	0.48%		(0.08)%	(0.08)%	1.49	%C	0.32	%C
Portfolio turnover rate	27	%B	43%		31%	38%	21%		36	%E

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Commencement of operations.
E	Portfolio turnover rate is for the period from July 1, 2011 to June 30, 2012.
F	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months		Year Ended December 31,
	Ended June 30, 2016		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$24.80		$25.88	$26.57	$21.60	$20.30	$20.00

Income from investment operations:
Net investment income (loss)	0.05		0.06	0.03	0.02	0.09	(0.02)
Net gains (losses) on securities (both realized and unrealized)	(0.27)		1.67	1.94	7.02	2.47	0.71

Total income (loss) from investment operations	(0.22)		1.73	1.97	7.04	2.56	0.69

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	(0.08)	—
Distributions from net realized gains	—		(2.81)	(2.66)	(2.06)	(1.18)	(0.39)

Total distributions	—		(2.81)	(2.66)	(2.07)	(1.26)	(0.39)

Net asset value, end of period	$24.58		$24.80	$25.88	$26.57	$21.60	$20.30

Total return A	(0.93	)%B	6.70%	7.31%	32.73%	12.57%	3.47%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$16,608		$18,601	$18,103	$16,292	$1,619	$1,193
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.88	%D	0.88%	0.89%	0.86%	1.32%	1.49%
Expenses, net of reimbursements or recoupments	0.88	%D	0.89%	0.89%	0.89%	0.96%	1.20%
Net investment income (loss), before expense reimbursements or recoupments	0.26	%D	0.26%	0.14%	0.24%	0.07%	(0.38)%
Net investment income (loss), net of reimbursements or recoupments	0.26	%D	0.25%	0.13%	0.21%	0.43%	(0.09)%
Portfolio turnover rate	18	%B	24%	27%	29%	18%	12%

	Y Class
	Six Months		Year Ended December 31,				March 23C to
	Ended June 30, 2016		2015	2014	2013		December 31, 2012
	(unaudited)
Net asset value, beginning of period	$24.66		$25.79	$26.53	$21.59		$23.00

Income from investment operations:
Net investment income (loss)	0.01		(0.02)	(0.02)	0.02		0.09
Net gains (losses) on securities (both realized and unrealized)	(0.25)		1.70	1.94	6.98		(0.26)

Total income (loss) from investment operations	(0.24)		1.68	1.92	7.00		(0.17)

Less distributions:
Dividends from net investment income	—		—	—	(0.00	)F	(0.06)
Distributions from net realized gains	—		(2.81)	(2.66)	(2.06)		(1.18)

Total distributions	—		(2.81)	(2.66)	(2.06)		(1.24)

Net asset value, end of period	$24.42		$24.66	$25.79	$26.53		$21.59

Total return A	(0.97	)%B	6.53%	7.13%	32.59%		(0.79	)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$422		$334	$74	$79		$23
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.99	%D	1.08%	1.11%	0.97%		10.18	%D
Expenses, net of reimbursements or recoupments	0.98	%D	1.02%	1.08%	0.99%		0.98	%D
Net investment income (loss), before expense reimbursements or recoupments	0.15	%D	0.00%	(0.10)%	0.15%		(8.77	)%D
Net investment income (loss), net of reimbursements or recoupments	0.15	%D	0.06%	(0.06)%	0.12%		0.43	%D
Portfolio turnover rate	18	%B	24%	27%	29%		18	%E

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Commencement of operations.
D	Annualized.
E	Portfolio turnover rate is for the period from January 1, 2012 to December 31, 2012.
F	Amount represents less than $0.01 per share.

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended December 31,
	Ended June 30, 2016		2015		2014	2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$24.38		$25.57		$26.36	$21.52		$20.24	$19.97

Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)		(0.04)	(0.05)		0.02	(0.05)
Net gains (losses) on securities (both realized and unrealized)	(0.25)		1.64		1.91	6.95		2.45	0.71

Total income (loss) from investment operations	(0.27)		1.62		1.87	6.90		2.47	0.66

Less distributions:
Dividends from net investment income	—		—		—	(0.00	)F	(0.01)	—
Distributions from net realized gains	—		(2.81)		(2.66)	(2.06)		(1.18)	(0.39)

Total distributions	—		(2.81)		(2.66)	(2.06)		(1.19)	(0.39)

Net asset value, end of period	$24.11		$24.38		$25.57	$26.36		$21.52	$20.24

Total return A	(1.11	)%B	6.35%		6.99%	32.21%		12.18%	3.33%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$72,736		$78,922		$81,154	$77,426		$66,568	$58,682
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.24	%D	1.24%		1.15%	1.26%		1.44%	1.64%
Expenses, net of reimbursements or recoupments	1.24	%D	1.24%		1.21%	1.27%		1.29%	1.35%
Net investment (loss), before expense reimbursements or recoupments	(0.09	)%D	(0.10)%		(0.13)%	(0.17)%		(0.08)%	(0.53)%
Net investment income (loss), net of reimbursements or recoupments	(0.09	)%D	(0.10)%		(0.19)%	(0.18)%		0.07%	(0.24)%
Portfolio turnover rate	18	%B	24%		27%	29%		18%	12%

	A Class
	Six Months		Year Ended December 31,
	Ended June 30, 2016		2015		2014	2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$24.17		$25.39		$26.22	$21.43		$20.23	$19.96

Income from investment operations:
Net investment income (loss)	0.04		0.00	F	(0.08)	(0.03)		0.03	(0.05)
Net gains (losses) on securities (both realized and unrealized)	(0.31)		1.59		1.91	6.88		2.41	0.71

Total income (loss) from investment operations	(0.27)		1.59		1.83	6.85		2.44	0.66

Less distributions:
Dividends from net investment income	—		—		—	(0.00	)F	(0.06)	—
Distributions from net realized gains	—		(2.81)		(2.66)	(2.06)		(1.18)	(0.39)

Total distributions	—		(2.81)		(2.66)	(2.06)		(1.24)	(0.39)

Net asset value, end of period	$23.90		$24.17		$25.39	$26.22		$21.43	$20.23

Total return A	(1.12	)%B	6.28%		6.88%	32.11%		11.99%	3.33%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,993		$1,271		$1,012	$1,028		$467	$13
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.28	%D	1.29%		1.35%	1.40%		2.73%	10.06%
Expenses, net of reimbursements or recoupments	1.28	%D	1.29%		1.34%	1.39%		1.38%	1.40%
Net investment (loss), before expense reimbursements or recoupments	(0.12	)%D	(0.15)%		(0.32)%	(0.28)%		(0.97)%	(8.94)%
Net investment income (loss), net of reimbursements or recoupments	(0.12	)%D	(0.15)%		(0.31)%	(0.27)%		0.37%	(0.28)%
Portfolio turnover rate	18	%B	24%		27%	29%		18%	12%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Commencement of operations.
D	Annualized.
E	Portfolio turnover rate is for the period from January 1, 2012 to December 31, 2012.
F	Amount represents less than $0.01 per share.

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2016		Year Ended December 31,				March 23C to December 31, 2012
			2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$23.30		$24.75	$25.82	$21.29		$22.90

Income from investment operations:
Net investment income (loss)	(0.43)		(0.04)	(0.36)	(0.17)		0.01
Net gains (losses) on securities (both realized and unrealized)	0.08		1.40	1.95	6.76		(0.38)

Total income (loss) from investment operations	(0.35)		1.36	1.59	6.59		(0.37)

Less distributions:
Dividends from net investment income	—		—	—	(0.00	)F	(0.06)
Distributions from net realized gains	—		(2.81)	(2.66)	(2.06)		(1.18)

Total distributions	—		(2.81)	(2.66)	(2.06)		(1.24)

Net asset value, end of period	$22.95		$23.30	$24.75	$25.82		$21.29

Total return A	(1.50	)%B	5.51%	6.05%	31.10%		(1.65	)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$497		$757	$592	$703		$281
Ratios to average net assets:
Expenses, before reimbursements or recoupments	2.05	%D	2.05%	2.10%	2.15%		6.17	%D
Expenses, net of reimbursements or recoupments	2.04	%D	2.04%	2.09%	2.14%		2.12	%D
Net investment (loss), before expense reimbursements or recoupments	(0.90	)%D	(0.91)%	(1.07)%	(1.04)%		(3.85	)%D
Net investment income (loss), net of reimbursements or recoupments	(0.90	)%D	(0.90)%	(1.07)%	(1.03)%		0.20	%D
Portfolio turnover rate	18	%B	24%	27%	29%		18	%E

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Commencement of operations.
D	Annualized.
E	Portfolio turnover rate is for the period from January 1, 2012 to December 31, 2012.
F	Amount represents less than $0.01 per share.

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30, 2016						Six Months Ended Dec. 31, 2012		Year Ended
			Year Ended December 31,						November 30,

			2015	2014	2013				2012 I		2011 I
	(unaudited)
Net asset value, beginning of period	$15.08		$16.57	$17.83	$12.99		$13.54		$13.14		$12.03

Income from investment operations:
Net investment income (loss)	(0.02)		(0.13)	(0.07)	(0.05)		0.06		(0.04	)J	(0.11	)A
Net gains (losses) from investments (both realized and unrealized)	0.17		(0.65)	(0.49)	5.60		0.23		1.43		1.37

Total income (loss) from investment operations	0.15		(0.78)	(0.56)	5.55		0.29		1.39		1.26

Less distributions:
Dividends from net investment income	—		—	—	(0.00	)E	—		—		—
Distributions from net realized gains	—		(0.71)	(0.70)	(0.67)		(0.84)		(0.99)		(0.15)
Return of capital K	—		—	—	(0.04)		—		—		—

Total distributions	—		(0.71)	(0.70)	(0.71)		(0.84)		(0.99)		(0.15)

Redemption fees added to beneficial interests H	—		—	—	—		—		—		—

Net asset value, end of period	$15.23		$15.08	$16.57	$17.83		$12.99		$13.54		$13.14

Total returnB	1.06	%C	(4.69)%	(3.14)%	42.93%		2.15	%C	11.74%		10.49%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$330,076		$300,919	$359,959	$317,341		$130,342		$88,815		$52,336
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsD	1.09	%F	1.08%	1.08%	1.11%		1.20	% F	1.20%		1.15%
Expenses, net of reimbursements or recoupmentsD	1.09	%F	1.08%	1.10%	1.09%		1.06	%F	1.10%		1.10%
Net investment income (loss), before reimbursements or recoupments	(0.67	)%F	(0.67)%	(0.59)%	(0.73)%		0.54	%F	(0.84)%		(0.91)%
Net investment income (loss), net of reimbursements or recoupments	(0.67	)%F	(0.67)%	(0.61)%	(0.71)%		(0.68	)%F	(0.74)%		(0.86)%
Portfolio turnover rate	13	%C	25%	46%	39%		6	%C	45%		36%

	Y Class
	Six Months Ended June 30, 2016		Year Ended December 31,				Six Months Ended Dec. 31, 2012		February 24E to November 30, 2012
			2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$15.02		$16.54	$17.81	$12.98		$13.54		$13.59

Income from investment operations:
Net investment income (loss)	(0.03)		(0.14)	(0.12)	(0.04)		0.01		(0.02)
Net gains (losses) from investments (both realized and unrealized)	0.18		(0.67)	(0.45)	5.58		0.27		(0.03)

Total income (loss) from investment operations	0.15		(0.81)	(0.57)	5.54		0.28		(0.05)

Less distributions:
Dividends from net investment income	—		—	—	(0.00	)E	—		—
Distributions from net realized gains	—		(0.71)	(0.70)	(0.68)		(0.84)		—
Return of capital K	—		—	—	(0.03)		—		—

Total distributions	—		(0.71)	(0.70)	(0.71)		(0.84)		—

Redemption fees added to beneficial interests H	—		—	—	—		—		—

Net asset value, end of period	$15.17		$15.02	$16.54	$17.81		$12.98		$13.54

Total return B	1.07	%C	(4.88)%	(3.20)%	42.88%		2.07	%C	(0.37	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$155,224		$142,980	$171,901	$208,196		$4,563		$2,699
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsD	1.14	% F	1.14%	1.16%	1.19%		1.36	% F	2.05	%F
Expenses, net of reimbursements or recoupmentsD	1.14	% F	1.14%	1.16%	1.19%		1.16	% F	1.21	%F
Net investment income (loss), before reimbursements or recoupments	(0.72	)% F	(0.74)%	(0.67)%	(0.79)%		0.19	% F	(1.57	)%F
Net investment income (loss), net of reimbursements or recoupments	(0.72	)% F	(0.74)%	(0.68)%	(0.78)%		0.38	% F	(0.73	)%F
Portfolio turnover rate	13	%C	25%	46%	39%		6	%C	45	%G

A	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Commencement of operations.
F	Annualized.
G	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
H	Amount represents less than $0.01 per share.
I	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
J	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
K	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2016						Six Months Ended Dec. 31, 2012		Year Ended
			Year Ended December 31,						November 30,

			2015	2014	2013				2012I		2011I
	(unaudited)
Net asset value, beginning of period	$14.20		$15.71	$16.98	$12.42		$12.99		$12.67		$11.64

Income from investment operations:
Net investment income (loss)	(0.17)		(0.82)	(0.16)	(0.04)		0.02		(0.06	)J	(0.14	)A
Net gains (losses) from investments (both realized and unrealized)	0.33		0.02	(0.41)	5.31		0.25		1.37		1.32

Total income (loss) from investment operations	0.16		(0.80)	(0.57)	5.27		0.27		1.31		1.18

Less distributions:
Dividends from net investment income	—		—	—	(0.00	) H	—		—		—
Distributions from net realized gains	—		(0.71)	(0.70)	(0.69)		(0.84)		(0.99)		(0.15)
Return of capital K	—		—	—	(0.02)		—		—		—

Total distributions	—		(0.71)	(0.70)	(0.71)		(0.84)		(0.99)		(0.15)

Redemption fees added to beneficial interests H	—		—	—	—		—		—		0.00	H

Net asset value, end of period	$14.36		$14.20	$15.71	$16.98		$12.42		$12.99		$12.67

Total return B	0.92	%C	(5.08)%	(3.35)%	42.62%		2.08	%C	11.44%		10.15	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$52,091		$55,922	$147,227	$169,799		$69,786		$67,506		$47,101
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsD	1.40	% F	1.40%	1.31%	1.39	% F	1.62	%F	1.56%		1.40%
Expenses, net of reimbursements or recoupmentsD	1.38	%F	1.39%	1.37%	1.35	%F	1.34	%F	1.36%		1.35%
Net investment income (loss), before reimbursements or recoupments	(0.98	)%F	(1.01)%	(0.81)%	(1.01	)%F	0.23	%F	(1.20)%		(1.16)%
Net investment income (loss), net of reimbursements or recoupments	(0.96	)%F	(1.00)%	(0.88)%	(0.96	)%F	0.50	%F	(1.00)%		(1.11)%
Portfolio turnover rate	13	%C	25%	46%	39%		6	%C	45%		36%

	A Class
	Six Months Ended June 30, 2016		Year Ended December 31,				Six Months Ended Dec. 31, 2012		February 24E to November 30, 2012

			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$14.10		$15.61	$16.91	$12.40		$12.98		$13.07

Income from investment operations:
Net investment income (loss)	(0.18)		(0.19)	(0.18)	(0.10)		0.01		(0.07)
Net gains (losses) from investments (both realized and unrealized)	0.30		(0.61)	(0.42)	5.32		0.25		(0.02)

Total income (loss) from investment operations	0.12		(0.80)	(0.60)	5.22		0.26		(0.09)

Less distributions:
Dividends from net investment income	—		—	—	(0.00	)H	—		—
Distributions from net realized gains	—		(0.71)	(0.70)	(0.71)		(0.84)		—
Return of capital K	—		—	—	(0.00)		—		—

Total distributions	—		(0.71)	(0.70)	(0.71)		(0.84)		—

Redemption fees added to beneficial interests H	—		—	—	—		—		—

Net asset value, end of period	$14.22		$14.10	$15.61	$16.91		$12.40		$12.98

Total return B	0.85	%C	(5.11)%	(3.54)%	42.28%		2.01	%C	(0.69	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$6,851		$8,197	$9,702	$10,942		$3,131		$2,941
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsD	1.45	%F	1.44%	1.51%	1.57%		1.79	%F	2.08	%F
Expenses, net of reimbursements or recoupmentsD	1.45	%F	1.48%	1.52%	1.59%		1.58	%F	1.61	%F
Net investment income (loss), before reimbursements or recoupments	(1.03	)%F	(1.03)%	(1.02)%	(1.18)%		0.04	%F	(1.68	)%F
Net investment income (loss), net of reimbursements or recoupments	(1.03	)%F	(1.08)%	(1.03)%	(1.20)%		0.25	%F	(1.21	)%F
Portfolio turnover rate	13	%C	25%	46%	39%		6	%C	45	%G

A	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Commencement of operations.
F	Annualized.
G	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
H	Amount represents less than $0.01 per share.
I	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
J	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
K	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2016		Year Ended December 31,				Six Months Ended Dec. 31, 2012	February 24E to November 30, 2012

			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$13.65		$15.26	$16.66	$12.32		$12.91	$13.07

Income from investment operations:
Net investment (loss)	(0.66)		(0.31)	(0.24)	(0.13)		0.00	(0.06)
Net gains (losses) from investments (both realized and unrealized)	0.74		(0.59)	(0.46)	5.18		0.25	(0.10)

Total income (loss) from investment operations	0.08		(0.90)	(0.70)	5.05		0.25	(0.16)

Less distributions:
Dividends from net investment income	—		—	—	(0.00	)H	—	—
Distributions from net realized gains	—		(0.71)	(0.70)	(0.71)		(0.84)	—
Return of capital I	—		—	—	—		—	—

Total distributions	—		(0.71)	(0.70)	(0.71)		(0.84)	—

Redemption fees added to beneficial interests H	—		—	—	—		—	—

Net asset value, end of period	$13.73		$13.65	$15.26	$16.66		$12.32	$12.91

Total return B	0.51	%C	(5.89)%	(4.20)%	41.17%		1.94%	(1.22	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,406		$2,349	$2,771	$2,447		$349	$343
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsD	2.20	%F	2.19%	2.26%	2.33%		3.21%	6.15	%F
Expenses, net of reimbursements or recoupmentsD	2.20	%F	2.26%	2.27%	2.34%		2.33%	2.35	%F
Net investment (loss), before reimbursements or recoupments	(1.79	)%F	(1.79)%	(1.76)%	(1.93)%		(1.36)%	(5.71	)%F
Net investment (loss), net of reimbursements or recoupments	(1.79	)%F	(1.85)%	(1.77)%	(1.94)%		(0.48)%	(1.91	)%F
Portfolio turnover rate	13	%C	25%	46%	39%		6%	45	%G

A	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Commencement of operations.
F	Annualized.
G	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
H	Amount represents less than $0.01 per share.
I	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Stephens Mid Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30, 2016					Six Months Ended Dec. 31, 2012		Year Ended
			Year Ended December 31,					November 30,

			2015	2014	2013			2012A		2011A
	(unaudited)
Net asset value, beginning of period	$18.11		$19.24	$19.76	$15.38	$15.24		$13.69		$12.44

Income from investment operations:
Net investment income (loss)	(0.18)		(0.13)	(0.04)	(0.05)	0.02		—	B	(0.10	)C
Net gains (losses) from investments (both realized and unrealized)	7.83		(0.11)	0.72	5.12	0.20		1.55		1.35

Total income (loss) from investment operations	7.65		(0.24)	0.68	5.07	0.22		1.55		1.25

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	—		—		—
Distributions from net realized gains	—		(0.89)	(1.20)	(0.66)	(0.08)		—		—
Return of capitalK	—		—	—	(0.02)	—		—		—

Total distributions	—		(0.89)	(1.20)	(0.69)	(0.08)		—		—

Redemption fees added to beneficial interestsJ	—		—	—	—	—		—		—

Net asset value, end of period	$25.76		$18.11	$19.24	$19.76	$15.38		$15.24		$13.69

Total return D	(0.72	)%E	(1.28)%	3.41%	33.14%	1.43	%E	11.32%		10.05%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$52,063		$76,666	$87,620	$63,236	$31,005		$30,503		$13,208
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsF	1.07	%G	1.01%	1.05%	1.12%	1.31	%G	1.28%		1.65%
Expenses, net of reimbursements or recoupmentsF	1.00	%G	0.99%	1.00%	0.99%	0.99	%G	1.03%		1.25%
Net investment income (loss), before reimbursements or recoupments	(0.47	)%G	(0.54)%	(0.53)%	(0.70)%	1.37	%G	(0.62)%		(1.12)%
Net investment income (loss), net of reimbursements or recoupments	(0.41	)%G	(0.53)%	(0.48)%	(0.58)%	1.69	%G	(0.37)%		(0.72)%
Portfolio turnover rate	13	%E	19%	37%	25%	1	%E	27%		30%

	Y Class
	Six Months Ended June 30, 2016		Year Ended December 31,			Six Months Ended Dec. 31, 2012		February 24H to November 30, 2012

			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$18.06		$19.22	$19.76	$15.38	$15.23		$15.09

Income from investment operations:
Net investment income (loss)	(0.09)		(0.15)	(0.06)	(0.08)	0.02		(0.03)
Net gains (losses) from investments (both realized and unrealized)	2.18		(0.12)	0.72	5.15	0.21		0.17

Total income (loss) from investment operations	2.09		(0.27)	0.66	5.07	0.23		0.14

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	—		—
Distributions from net realized gains	—		(0.89)	(1.20)	(0.68)	(0.08)		—
Return of capitalK	—		—	—	0.00	—		—

Total distributions	—		(0.89)	(1.20)	(0.69)	(0.08)		—

Redemption fees added to beneficial interestsJ	—		—	—	—	—		—

Net asset value, end of period	$20.15		$18.06	$19.22	$19.76	$15.38		$15.23

Total return D	(0.83	)%E	(1.39)%	3.31%	33.14%	1.50%		0.93	%E

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,169		$2,480	$3,109	$1,672	$374		$222
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsF	1.11	%G	1.06%	1.10%	1.14%	1.53	%G	3.85	%G
Expenses, net of reimbursements or recoupmentsF	1.11	%G	1.09%	1.10%	1.09%	1.09	%G	1.09	%G
Net investment income (loss), before reimbursements or recoupments	(0.51	)%G	(0.60)%	(0.57)%	(0.73)%	0.69	%G	(3.09	)%G
Net investment income (loss), net of reimbursements or recoupments	(0.51	)%G	(0.63)%	(0.58)%	(0.68)%	1.13	%G	(0.33	)%G
Portfolio turnover rate	13	%E	19%	37%	25%	1	%E	27	%I

A	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
B	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
C	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
G	Annualized.
H	Commencement of operations.
I	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
J	Amount represents less than $0.01 per share.
K	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Stephens Mid Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended December 31,				Six Months		Year Ended November 30,
	Ended June 30, 2016		2015	2014	2013		Ended Dec. 31, 2012		2012A		2011A
	(unaudited)
Net asset value, beginning of period	$15.80		$16.97	$17.64	$13.83		$13.72		$12.36		$11.26

Income from investment operations:
Net investment income (loss)	(0.20)		(0.32)	(0.36)	(0.08)		0.02		(0.14	)B	(0.11	)C
Net gains from investments (both realized and unrealized)	2.16		0.04	0.89	4.58		0.17		1.50		1.21

Total income (loss) from investment operations	1.96		(0.28)	0.53	4.50		0.19		1.36		1.10

Less distributions:
Dividends from net investment income	—		—	—	(0.01)		—		—		—
Distributions from net realized gains	—		(0.89)	(1.20)	(0.68)		(0.08)		—		—
Return of capitalK	—		—	—	(0.00	)J	—		—		—

Total distributions	—		(0.89)	(1.20)	(0.69)		(0.08)		—		—

Redemption fees added to beneficial interestsJ	—		—	—	—		—		—		—

Net asset value, end of period	$17.76		$15.80	$16.97	$17.64		$13.83		$13.72		$12.36

Total return D	(0.95	)%E	(1.63)%	2.97%	32.71%		1.37	%E	11.00%		9.77%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$12,861		$14,815	$19,552	$31,912		$18,585		$18,092		$20,034
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsF	1.38	%G	1.32%	1.27%	1.38%		1.68	%G	1.67%		1.91%
Expenses, net of reimbursements or recoupmentsF	1.38	%G	1.35%	1.38%	1.37%		1.37	%G	1.40%		1.50%
Net investment income (loss), before reimbursements or recoupments	(0.77	)%G	(0.85)%	(0.77)%	(0.98)%		0.94	%G	(1.04)%		(1.35)%
Net investment income (loss), net of reimbursements or recoupments	(0.77	)%G	(0.89)%	(0.88)%	(0.97)%		1.26	%G	(0.76)%		(0.94)%
Portfolio turnover rate	13	%E	19%	37%	25%		1	%E	27%		30%

	A Class
			Year Ended December 31,			Six Months Ended Dec. 31, 2012
	Six Months Ended June 30, 2016		2015	2014	2013			February 24H to November 30, 2012
	(unaudited)
Net asset value, beginning of period	$15.77		$16.94	$17.61	$13.83	$13.72		$13.62

Income from investment operations:
Net investment income (loss)	(0.06)		(0.20)	(0.19)	(0.10)	0.02		(0.05)
Net gains (losses) from investments (both realized and unrealized)	(0.02)		(0.08)	0.72	4.57	0.17		0.15

Total income (loss) from investment operations	(0.08)		(0.28)	0.53	4.47	0.19		0.10

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	—		—
Distributions from net realized gains	—		(0.89)	(1.20)	(0.68)	(0.08)		—
Return of capitalK	—		—	—	0.00	—		—

Total distributions	—		(0.89)	(1.20)	(0.69)	(0.08)		—

Redemption fees added to beneficial interestsJ	—		—	—	—	—		—

Net asset value, end of period	$15.69		$15.77	$16.94	$17.61	$13.83		$13.72

Total return D	(1.01	)%E	(1.63)%	2.97%	32.49%	1.37	%E	0.73	%E

Ratios and supplemental data:
Net assets, end of period (in thousands)	$13,707		$13,908	$16,506	$18,396	$7,302		$7,063
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsF	1.42	%G	1.36%	1.45%	1.57%	1.81	%G	1.83	%G
Expenses, net of reimbursements or recoupmentsF	1.42	%G	1.39%	1.45%	1.49%	1.49	%G	1.49	%G
Net investment income (loss), before reimbursements or recoupments	(0.81	)%G	(0.90)%	(0.94)%	(1.16)%	0.86	%G	(1.04	)%G
Net investment income (loss), net of reimbursements or recoupments	(0.80	)%G	(0.93)%	(0.94)%	(1.09)%	1.18	%G	(0.70	)%G
Portfolio turnover rate	13	%E	19%	37%	25%	1	%E	27	%I

A	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
B	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
C	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
G	Annualized.
H	Commencement of operations.
I	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
J	Amount represents less than $0.01 per share.
K	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Stephens Mid Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six		Year Ended December 31,				Six
	Months Ended June 30, 2016		2015	2014	2013		Months Ended Dec. 31, 2012		February 24H to November 30, 2012
	(unaudited)
Net asset value, beginning of period	$15.28		$16.57	$17.38	$13.75		$13.63		$13.62

Income from investment operations:
Net investment income (loss)	(0.35)		(0.17)	(0.27)	(0.16)		0.02		(0.04)
Net gains (losses) from investments (both realized and unrealized)	5.38		(0.23)	0.66	4.47		0.18		0.05

Total income (loss) from investment operations	5.03		(0.40)	0.39	4.31		0.20		0.01

Less distributions:
Dividends from net investment income	—		—	—	(0.00	)J	—		—
Distributions from net realized gains	—		(0.89)	(1.20)	(0.68)		(0.08)		—
Return of capitalK	—		—	—	(0.00	)J	—		—

Total distributions	—		(0.89)	(1.20)	(0.68)		(0.08)		—

Redemption fees added to beneficial interestsJ	—		—	—	—		—		—

Net asset value, end of period	$20.31		$15.28	$16.57	$17.38		$13.75		$13.63

Total return D	(1.31	)%E	(2.46)%	2.21%	31.35%		1.45	%E	0.07	%E

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,533		$2,123	$1,902	$1,626		$302		$147
Ratios to average net assets:
Expenses, before reimbursements or recoupmentsF	2.18	% G	2.11%	2.22%	2.28%		2.68	%G	14.54	%G
Expenses, net of reimbursements or recoupmentsF	2.17	%G	2.14%	2.20%	2.24%		2.24	%G	2.24	%G
Net investment income (loss), before reimbursements or recoupments	(1.57	)%G	(1.65)%	(1.69)%	(1.87)%		0.15	%G	(13.65	)%G
Net investment income (loss), net of reimbursements or recoupments	(1.56	)%G	(1.68)%	(1.68)%	(1.84)%		0.59	%G	(1.36	)%G
Portfolio turnover rate	13	%E	19%	37%	25%		1	%E	27	%I

A	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
B	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
C	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
G	Annualized.
H	Commencement of operations.
I	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
J	Amount represents less than $0.01 per share.
K	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

At an in-person meeting held on November 12, 2014, telephonic meetings held on November 26, 2014 and December 6, 2014 and an in-person meeting held on December 10, 2014 (collectively, the “Board Meetings”), the Board of Trustees (“Board”) considered the approval of:

(1) a new Management Agreement (“New Management Agreement”) among American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Bahl & Gaynor Small Cap Growth Fund (“Bahl & Gaynor Fund”), the American Beacon Bridgeway Large Cap Value Fund (“Bridgeway Fund”), the American Beacon Holland Large Cap Growth Fund (“Holland Fund”), the American Beacon Stephens Mid-Cap Growth Fund (“Stephens Mid-Cap Fund”) and the American Beacon Stephens Small Cap Growth Fund (“Stephens Small Cap Fund”) (collectively, the “Funds”);

(2) a new Investment Advisory Agreement among the Manager, the Trust, on behalf of the Bahl & Gaynor Fund, and Bahl & Gaynor Investment Counsel, Inc. (“Bahl & Gaynor”);

(3) a new Investment Advisory Agreement among the Manager, the Trust, on behalf of the Bridgeway Fund, and Bridgeway Capital Management, Inc. (“Bridgeway”);

(4) a new Investment Advisory Agreement among the Manager, the Trust, on behalf of the Holland Fund, and Holland Capital Management LLC (“Holland”); and

(5) a new Investment Advisory Agreement among the Manager, the Trust, on behalf of the Stephens Mid-Cap Fund and the Stephens Small Cap Fund, and Stephens Investment Management Group, LLC (“Stephens”).

Collectively, the new Investment Advisory Agreements are hereinafter referred to as the “New Advisory Agreements,” and Bahl & Gaynor, Bridgeway, Holland and Stephens are hereinafter referred to as the “Sub-Advisors.”

The Board meetings were held for the Trustees to consider the New Management Agreement and New Advisory Agreements (“New Agreements”) because, on November 20, 2014, Lighthouse Holdings Parent, Inc. (“LPHI”), the indirect parent company of the Manager, entered into an Agreement and Plan of Merger pursuant to which LHPI agreed to be acquired by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) and Estancia Capital Management, LLC (“Estancia”) (collectively, the “Purchasers”), which are private equity firms (the “Transaction”). As required by the Investment Company Act of 1940, as amended (“1940 Act”), the current Management Agreement (“Current Management Agreement”) among the Manager and the Trust on behalf of the Funds and the current Investment Advisory Agreements (“Current Advisory Agreements”) among the Manager, Bahl & Gaynor and the Trust, on behalf of the Bahl & Gaynor Fund, the Manager, Bridgeway and the Trust, on behalf of the Bridgeway Fund, the Manager, Holland and the Trust, on behalf of the Holland Fund, and the Manager, Stephens and the Trust, on behalf of the Stephens Mid-Cap Fund and the Stephens Small-Cap Fund, provided for their automatic termination in the event of an assignment. The Transaction was deemed an “assignment”, under the 1940 Act. As a result, the Current Management Agreement and each Current Advisory Agreement (“Current Agreements”) were deemed to have automatically terminated upon the closing of the Transaction. (The Transaction closed on April 30, 2015).

The Board focused on the effect that the Transaction would have on the Manager and the Funds. Additionally, the Board considered that it had requested and evaluated the information relevant to the renewal of the Current Management Agreement and Current Advisory Agreements at in-person meetings held in May and June 2014. The Manager represented to the Board that there had been no material changes or developments relating to the Manager or any of the Sub-Advisors since the May and June 2014 meetings, other than the changes or developments subsequently reported to the Board or discussed in the due diligence materials submitted to the Trustees in connection with the Transaction. In light of the proximity of the Board’s consideration of the renewal of the Current Agreements, and the Board’s ongoing due diligence review in

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

connection with the Transaction, the Board determined that it was not necessary to repeat certain aspects of the review conducted in connection with the approvals in the past year.

In connection with the Board Meetings, the Trustees received and evaluated such information as they deemed necessary to their consideration of the New Agreements. The information requested on behalf of the Board included, among other information, the following:

•	a description of the Transaction, the effect of the Transaction on the Manager, the Trust and the Board, and any proposed changes to the Trust, its service providers, the Funds’ fee structures, fee waivers, and other information;

•	a description of any anticipated significant changes, if any, to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	information regarding the financial resources of the Purchasers and the Manager’s capital structure after the Transaction, including confirmation that the Manager’s financial condition would not raise concerns that the Manager would be unable to continue providing the same scope and quality of services to the Funds;

•	information regarding the Manager’s due diligence, bidding and selection process with respect to the Purchasers;

•	information regarding the structure of the relationship between Kelso and Estancia and the role that each would assume in advance of and after the Closing;

•	information regarding each Purchaser’s ownership structure and key personnel, including information regarding affiliations of the Purchasers and the Manager after the Transaction;

•	information regarding each Purchaser’s asset management experience, including the experience of the Purchasers’ key personnel relating to the management of investment companies registered under the 1940 Act;

•	the Purchasers’ business plans with respect to the Manager after the Transaction;

•	information regarding the extent to which the Purchasers expect to be involved in the Manager’s day-to-day operations and the persons to whom the Manager’s key personnel will report;

•	information regarding any anticipated impact that the Transaction might have on the Manager’s compliance activities or the resources available to the Funds’ Chief Compliance Officer;

•	a discussion of any potential material changes to the Current Agreements;

•	a description of any expected changes in distribution or marketing efforts and strategies for the Funds as a result of the Transaction;

•	information regarding whether the Purchasers or the Manager anticipated proposing any changes to the membership of the Board;

•	a discussion of the length of the Purchasers’ anticipated ownership of the Manager and the expected duration of the investment funds financing the Transaction;

•	information regarding the ownership and investment of management personnel in the Manager;

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

•	information regarding the Manager’s employee equity incentive plan after the Closing;

•	a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Purchasers, or their personnel;

•	verification of the continuation of the Manager’s insurance coverage after the Transaction with regard to the services provided to the Funds; and

•	in-person presentations by and discussions with the Manager and representatives of the Purchasers regarding the Transaction.

The Board also considered information that had been provided to the Board by the Manager and the Sub-Advisors for the May and June 2014 meetings in connection with the renewal of the Current Agreements.

Provided below is an overview of the primary factors the Trustees considered at the Board Meetings. The Board did not identify any particular information that was most relevant to its consideration to approve the New Agreements, and each Trustee may have afforded different weight to the various factors. In connection with the approval process for the New Agreements, the Trustees received advice from their legal counsel detailing the Board’s responsibilities pertaining thereto. Legal counsel to the non-interested Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Agreements. Based on its evaluation, the Board unanimously concluded that the terms of the New Agreements were reasonable and fair and that the approval of the New Agreements was in the best interests of the Funds and their shareholders.

In determining whether to approve the New Agreements, on December 10, 2014, the Trustees considered the best interests of each Fund separately. The Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered its review of the Current Agreements in May and June 2014, and the information received in November and December 2014 with respect to, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of a Fund and, as applicable, each Sub-Advisor for a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or a Sub-Advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect these economies of scale for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a Sub-Advisor from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager and the Purchasers regarding certain key aspects of the materials submitted in support of the approval of the New Agreements.

Nature, Extent and Quality of the Services Provided. With respect to the approval of the New Agreements, the Board considered that the New Agreements provide for the Manager and each Sub-Advisor to provide the same services to each Fund on substantially the same terms as the Current Agreements. The Board considered representations by the Manager and/or Purchasers that the Transaction will not result in any changes to the manner in which each Fund’s assets are managed. The Board also considered representations by the Manager and/or the Purchasers that the Transaction will not result in any adverse impact or changes to: the personnel involved in the management of the Funds; the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a lower than average cost; the Manager’s continuing efforts to enhance distribution of the Funds’ shares and add new series to the Trust and share classes to the Funds’ product line; the adequacy of the Manager’s financial condition; the Manager’s day-to-day operations; the Manager’s compliance activities or the resources available to the Trust’s Chief Compliance Officer; or the Funds’ service providers or Sub-Advisors. The Board also considered the Manager’s representation that there had been no material changes or developments regarding the Manager or the Sub-Advisors since the Board’s consideration of the Current Agreements in May and June 2014 that had not

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

previously been reported to the Board. The Board also considered information regarding the post-closing capitalization of the Purchasers and the Purchasers’ long-term business goals with regard to the Manager and the Manager’s activities with respect to the Trust, which are consistent with the Manager’s current goals. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the Sub-Advisors were appropriate for each Fund and, thus, determined to approve the New Agreements for each Fund.

Investment Performance. The Board considered its review of the comparative information regarding each Fund’s investment performance relative to its benchmark index(es) and peer group in connection with the renewal of the Current Agreements. The Board also considered the performance reports and discussions with management at Board and Committee meetings since June 2014. The Manager also noted that it generally was satisfied with the performance of the Sub-Advisors.

Costs of the Services to be Provided to the Funds and the Projected Profits to be Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager by Fund, the Board considered that the Transaction would result in no changes to the fees charged to the Funds or the Manager’s fee waivers currently in place with respect to each Fund. Additionally, the Board noted that there had been no material changes in this regard since its consideration of the Current Agreements in May and June 2014. Based on the foregoing information and the Board’s considerations in connection with the renewal of the Current Agreements in May and June 2014, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. The Board did not consider the costs of the services to be provided and profits to be realized by each Sub-Advisor from its relationship with its respective Fund, noting instead the substantially arm’s-length nature of the relationship between the Manager and each Sub-Advisor with respect to the negotiation of the advisory fee rate on behalf of the Funds.

Economies of Scale and Whether Fee Levels Reflect Economies of Scale. In considering the reasonableness of the management fees, the Board considered that the Funds would pay the same fee rates to the Manager under the New Management Agreement as the Funds currently pay under the Current Management Agreement. The Board also considered that each Fund would pay the same investment advisory fee rate to its Sub-Advisor under the New Advisory Agreement as the Fund pays under its Current Advisory Agreement. Based on the foregoing information and the Board’s considerations in connection with the renewal of the Current Agreements in May and June 2014, the Board concluded that the Manager’s fee schedule for each Fund, Bahl & Gaynor’s fee schedules for the Bahl & Gaynor Fund, Bridgeway’s fee schedules for the Bridgeway Fund, Holland’s fee schedule for the Holland Fund, and Stephens’ fee schedule for the Stephens Mid-Cap Fund and the Stephens Small Cap Fund, provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived by the Manager from Relationship With the Funds. The Board considered that the “fall-out” or ancillary benefits that accrue to the Manager and/or the Sub-Advisors as a result of the advisory relationships with the Funds would not change as a result of the Transaction. Based on the foregoing information and the Board’s considerations in connection with the renewal of the Current Agreements in May and June 2014, the Board concluded that the potential benefits accruing to the Manager and the Sub-Advisors under the New Management Agreement and the New Advisory Agreements by virtue of the Manager’s relationship with the Funds, Bahl & Gaynor’s relationship with the Bahl & Gaynor Fund, Bridgeway’s relationship with the Bridgeway Fund, Holland’s relationship with the Holland Fund, and Stephens’ relationship with the Stephens Mid-Cap Fund and the Stephens Small Cap Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager, Bahl & Gaynor, Bridgeway, Holland, or Stephens, as that term is defined in the 1940 Act, concluded that the management and investment advisory fee rates to be paid by the Bahl & Gaynor Fund, the Bridgeway Fund, the Holland Fund, the Stephens Mid-Cap Fund and the Stephens Small Cap Fund are fair and reasonable and that the approval of the New

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Agreements is in the best interests of the Bahl & Gaynor Fund, the Bridgeway Fund, the Holland Fund, the Stephens Mid-Cap Fund and the Stephens Small Cap Fund, and approved the New Agreements.

Disclosure Regarding Approval of Management Agreement

At its March 3-4, 2016 meetings, the Board considered the approval of a new Management Agreement (“New Agreement”) between the Manager and the Trust on behalf of each Fund. The New Agreement combines the terms of each Fund’s prior management agreement and administration agreement and establishes separate standardized fee schedules for four categories of Funds, which include fee schedule breakpoints. The Board considered that, with respect to each Fund, the single management fee rate under the New Agreement does not exceed the former combined investment management and administrative services fee rates, and there is no change to the investment management or administrative services provided or the aggregate fees charged to the Fund.

The Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the New Agreement. The Board also considered information that had been provided by the Manager to the Board at its November 9-10, 2015 meetings when the Board had met with various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the New Agreement. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

The Board determined that it did not need to consider certain factors that it typically considers during its review of the Funds’ management agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Funds by the Manager at in-person meetings held on June 2-3, 2015, when it reviewed the prior management agreement or, in connection with the initial approval of that agreement. The Board noted that it previously had considered and approved the prior management agreement at an in-person meeting held on November 12, 2014, at telephonic meetings held on November 26, 2014 and December 6, 2014 and at an in-person meeting held on December 10, 2014.

In connection with the Board’s review of the New Agreement, the Board considered, among other things, information provided by the Manager regarding the terms of the New Agreement and the relevant differences between the New Agreement and the prior management agreement and administration agreement. The Board considered the Manager’s representations that the New Agreement would not reduce or modify in any way the nature or level of the advisory or administration services provided to the Funds. The Board also considered that the fee rate payable by a Fund under the New Agreement would not exceed the aggregate fee rate payable by the Fund under the prior management agreement and administration agreement. Additionally, the Board considered the Manager’s representation that there would be no change in the professional personnel who primarily perform management and administrative services for the Funds and the Manager’s representations regarding disclosure of the New Agreement to new and existing shareholders. The Board also considered that an independent consultant retained to assist the Board in evaluating the Manager’s proposal to combine the prior management agreement and administration agreement had concluded that the proposal was reasonable and in the best interest of shareholders.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to each Fund; (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund; and (3) approved the New Agreement on behalf of each Fund.

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Disclosure Regarding the Board of Trustees’ Renewal and Approval of the Management Agreements and Investment Advisory Agreements of the Funds

At in-person meetings held on May 17, 2016 and June 8, 2016 (collectively, the “Meetings”), the Board considered and then, at its June 8, meeting, approved the renewal of:

(1) the Management Agreement between the Manager and the Trust on behalf of each Fund;

(2) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the Bahl & Gaynor Fund, and Bahl & Gaynor;

(3) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the Bridgeway Fund, and Bridgeway;

(4) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the Holland Fund, and Holland; and

(5) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the Stephens Mid-Cap Fund and the Stephens Small Cap Fund, and Stephens (“Stephens”).

Each of the Investment Advisory Agreements are hereinafter referred to as the “Investment Advisory Agreement,” and Bahl & Gaynor, Bridgeway, Holland and Stephens are hereinafter each referred to as a “subadvisor.” The Management Agreement and the Investment Advisory Agreements are collectively referred to herein as the “Agreements.” In preparation for the Board to consider the renewal of these Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the subadvisors. At the Meetings, the Board considered the information provided. The Board noted that as a result of the acquisition of Lipper, Inc. (“Lipper”) by Broadridge, Lipper expense and performance information was provided by Broadridge. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular meetings of the Board and its committees, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Management Agreement and each Investment Advisory Agreement, the Trustees received and evaluated such information as they deemed necessary. The information requested on behalf of the Board included, among other information, the following materials. References herein to the “firm” refer to the Manager and/or each applicable subadvisor.

•	comparisons of the performance of an appropriate share class of each Fund to comparable investment companies and appropriate benchmark indices, including peer group averages and performance analyses provided by Broadridge and Morningstar, and to the performance of any similar accounts managed by the firm;

•	comparisons of each Fund’s management and subadvisory fee rates and expense ratio with the management fee rates paid by comparable mutual funds, including peer group averages and fee and expense analyses provided by Broadridge and Morningstar, and the advisory fee rates charged to other clients for which similar services are provided;

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

•	a description of any applicable fee waivers and/or expense reimbursements in place for each Fund during the past year, and any proposed changes to the expense caps;

•	the Manager’s profitability with respect to the services that it provided to each Fund;

•	any actual or anticipated economies of scale in relation to the services the firm provides or will provide to each Fund and whether the current fee rates charged or to be charged to each Fund reflect these economies of scale for the benefit of the Fund’s investors;

•	an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

•	information regarding the securities lending, cash management, administrative and accounting-related services that the Manager provides to certain Funds and the fees that the Manager receives for such services; and

•	information regarding a firm’s financial condition, the personnel of the Manager who are assigned primary responsibility for managing the Funds, staffing levels, portfolio managers’ compensation, disaster recovery plans, insurance coverage, material pending litigation, code of ethics, compliance matters, trading activities, and actual or potential conflicts of interest that the firm experiences, or anticipates that it will experience, in providing services to the Funds.

The Board noted that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that prior to May 29, 2016, the Manager provided management and administrative services to the Funds pursuant to separate agreements. The Board noted, in this regard, that many mutual funds have separate contracts governing both types of services, and observed that the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any waivers and/or reimbursements.

Certain firms may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of those firms based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. For each Fund with more than one class of shares, the class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which, in most cases, was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Management Agreement and Investment Advisory Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Funds and their shareholders.

I.	Considerations With Respect to the Renewal of the Management Agreement and Each Investment Advisory Agreement

In determining whether to renew the Management Agreement and each Investment Advisory Agreement on behalf of the Funds, the Trustees considered the best interests of each Fund separately. While the

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Management Agreement and the Investment Advisory Agreements for all of the Funds were considered at the Meetings, the Board considered each Fund’s investment management and subadvisory relationships separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of a Fund and, as applicable, each subadvisor for a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect these economies of scale for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s long-term performance and the length of service of key investment personnel at the Manager; the cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the Manager’s commitment to enhance the Funds’ product line and increase assets in the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; the Manager’s commitment to training employees; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Trustees considered the level of staffing and the size of the subadvisor. The Board also considered the adequacy of the resources committed to the Funds by each subadvisor, and whether those resources were commensurate with the needs of the Funds and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of each subadvisor. The Board also considered the subadvisors’ representations regarding their compliance programs and codes of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for each Fund and, thus, determined to renew the Management Agreement and the Investment Advisory Agreement for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding each Fund’s investment performance relative to its Lipper performance universe, Lipper performance group, and/or benchmark index(es) as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent peer selection methodology to select all Lipper performance groups and universes. The Board also considered that the performance groups and universes selected by Broadridge may not provide appropriate comparisons for certain Funds. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also considered in each instance the Manager’s recommendation to continue to retain each subadvisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all Funds and at an individual Fund level, with some Funds being profitable for the Manager and with the Manager sustaining losses with respect to other Funds. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and share classes that were in place during the last fiscal year. The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of certain Funds. The Board also noted that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each subadvisor in connection with its investment advisory services to the Fund, the Board considered that, in many cases, the Manager has negotiated the lowest fee rate a subadvisor charges for any comparable client accounts. The Board did not request profitability data from the subadvisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that subadvisors may not account for their profits on an account-by-account basis and those that do likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Funds grow and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rates chargeable to the Funds, certain subadvisors have agreed to take into account assets of American Airlines Group and its pension plans that are managed by the subadvisors. Thus, the Funds are able to receive lower effective fee rates.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. The Board also considered the Manager’s representation that many of the Funds benefit from economies of scale because comparably low fee rate levels are reflected in the current fee rates the Manager charges. The Board further noted the Manager’s representation that many of the Funds benefit from these comparably low fee rate levels despite not having yet reached an asset size at which economies of scale would traditionally be considered to exist. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with the Funds.

Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. In addition, the Board noted that certain subadvisors benefit from soft dollar arrangements for third party and proprietary research.

In addition, the Manager noted that the Funds also derive benefits from their association with the Manager. Specifically, the Board noted the Manager’s representation that it provides services to most Funds at a lower than industry average cost. The Board considered that certain subadvisors reimburse the Manager for certain costs relating to distribution activities for the Funds, as well as representations by all such subadvisors

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

that they would not reduce their fee rates in lieu of providing such reimbursements. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made versus each Fund’s Lipper performance universe and Lipper performance group, with the 1st Quintile representing the top twenty percent of the universe or group based on performance and the 5th Quintile representing the bottom twenty percent of the universe or group based on performance. References below to each Fund’s Lipper performance group and Lipper performance universe are to the respective group or universe of comparable mutual funds included in the analysis provided by Broadridge. A Lipper performance group consists of the Fund and a representative sample of funds with similar investment classifications and objectives as the Fund, as selected by Broadridge. A Lipper performance universe is an expansion of the performance group, providing a broader view of performance across the Fund’s investment classification/objective and allowing for a more extensive comparison. In reviewing the performance, the Trustees viewed longer-term performance over a full market cycle, typically five years or longer, if available, as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events that do not reflect manager skill.

The expense comparisons below were made versus each Fund’s Lipper expense universe and Lipper expense group, with the 1st Quintile representing the top twenty percent of the universe or group based on lowest total expense and the 5th Quintile representing the bottom twenty percent of the universe or group based on highest total expense. References below to each Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Lipper expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Lipper expense universe includes all funds in the investment classification/objective with a similar load type to the share class of the Fund included in the Lipper comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. The Trustees also considered a Fund’s Morningstar fee level category. In reviewing expenses, the Trustees considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisors’ use of soft dollars was requested from the Manager and was considered by the Trustees.

Additional Considerations and Conclusions with Respect to the American Beacon Bahl & Gaynor Small Cap Growth Fund

In considering the renewal of the Management Agreement and the Investment Advisory Agreement with Bahl & Gaynor for the Bahl & Gaynor Fund, the Trustees considered the following additional factors:

Lipper Total Expense Analysis and Morningstar Fee Level Ranking

Compared to Lipper Expense Universe	2nd Quintile
Compared to Lipper Expense Group	1st Quintile
Morningstar Fee Level Ranking - Institutional Class	Average Expense Ratio

Lipper Fund Performance Analysis (one-year period ended March 31, 2016)

Compared to Lipper Performance Universe	1st Quintile
Compared to Lipper Performance Group	1st Quintile

(1) Information provided by Bahl & Gaynor regarding fee rates charged for managing accounts in the same strategy as the Fund; and (2) the Manager’s recommendation to continue to retain the subadvisor based upon, among other factors, the relatively brief period that the Fund has been in operation.

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and the subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund; and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Bridgeway Large Cap Value Fund

In considering the renewal of the Management Agreement and Investment Advisory Agreement with Bridgeway for the Bridgeway Fund, the Trustees considered the following additional factors:

Lipper Total Expense Analysis and Morningstar Fee Level Ranking

Compared to Lipper Expense Universe	2nd Quintile
Compared to Lipper Expense Group	4th Quintile
Morningstar Fee Level Ranking - Institutional Class	Average Expense Ratio

Lipper Fund Performance Analysis (five-year period ended March 31, 2016)

Compared to Lipper Performance Universe	1st Quintile
Compared to Lipper Performance Group	1st Quintile

(1) The Fund acquired all of the assets of the Bridgeway Large Cap Value Fund, a series of Bridgeway Funds, Inc. (“Acquired Fund”), on February 3, 2012, and the Fund’s performance prior to that date is that of the Acquired Fund; (2) representations by Bridgeway that, for fee rate comparison purposes, other than another account managed for the Manager in the same strategy and at the same fee as charged to the Fund, it does not manage other accounts in the same strategy as the Fund; and (3) the Manager’s recommendation to continue to retain the subadvisor.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund; and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Holland Large Cap Growth Fund

In considering the renewal of the Management Agreement and Investment Advisory Agreement with Holland for the Holland Fund, the Trustees considered the following additional factors:

Lipper Total Expense Analysis and Morningstar Fee Level Ranking

Compared to Lipper Expense Universe	3rd Quintile
Compared to Lipper Expense Group	2nd Quintile
Morningstar Fee Level Ranking - Institutional Class	Above Average Expense Ratio

Lipper Fund Performance Analysis (five-year period ended March 31, 2016)

Compared to Lipper Performance Universe	2nd Quintile
Compared to Lipper Performance Group	3rd Quintile

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

(1) The Fund acquired all of the assets of the Lou Holland Growth Fund, a series of the Forum Funds (“Acquired Fund”), on March 23, 2012, and the Fund’s performance prior to that date is that of the Acquired Fund; (2) information provided by Holland regarding fee rates charged for managing accounts in the same strategy as the Fund; and (3) the Manager’s recommendation to continue to retain the subadvisor.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund; and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Stephens Mid-Cap Growth Fund

In considering the renewal of the Management Agreement and the Investment Advisory Agreement with Stephens for the Stephens Mid-Cap Fund, the Trustees considered the following additional factors:

Lipper Total Expense Analysis and Morningstar Fee Level Ranking

Compared to Lipper Expense Universe	3rd Quintile
Compared to Lipper Expense Group	3rd Quintile
Morningstar Fee Level Ranking - Institutional Class	Above Average Expense Ratio

Lipper Fund Performance Analysis (five-year period ended March 31, 2016)

Compared to Lipper Performance Universe	3rd Quintile
Compared to Lipper Performance Group	4th Quintile

(1) The American Beacon Stephens Mid-Cap Growth Fund acquired all of the assets of the Stephens Mid-Cap Growth Fund, a series of Professionally Managed Portfolios (“Acquired Fund”), on February 24, 2012, and the Fund’s performance prior to that date is that of the Acquired Fund; (2) information provided by Stephens regarding fee rates charged for managing accounts in the same strategy as the Fund; (3) explanations from the Manager and the subadvisor regarding the subadvisor’s underperformance relative to its benchmark; and (4) the Manager’s recommendation to continue to retain the subadvisor.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund; and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Stephens Small Cap Growth Fund

In considering the renewal of the Management Agreement and the Investment Advisory Agreement with Stephens for the Stephens Small Cap Fund, the Trustees considered the following additional factors:

Lipper Total Expense Analysis and Morningstar Fee Level Ranking

Compared to Lipper Expense Universe	3rd Quintile
Compared to Lipper Expense Group	4th Quintile
Morningstar Fee Level Ranking - Institutional Class	Above Average Expense Ratio

Disclosure Regarding the Board of Trustees’ Approval of the Management and Investment Advisory Agreements of the Funds (Unaudited)

Lipper Fund Performance Analysis (five-year period ended March 31, 2016)

Compared to Lipper Performance Universe	3rd Quintile
Compared to Lipper Performance Group	4th Quintile

(1) The Fund acquired all of the assets of Stephens Small Cap Growth Fund, a series of Professionally Managed Portfolios (“Acquired Fund”), on February 24, 2012, and the Fund’s performance prior to that date is that of the Acquired Fund; (2) information provided by Stephens regarding fee rates charged for managing accounts in the same strategy as the Fund; (3) explanations from the Manager and the subadvisor regarding the subadvisor’s underperformance relative to its benchmark, including that, while the subadvisor’s process is predicated on earnings and earnings growth, slower growth stocks and stocks with no earnings outperformed during the period; and (4) the Manager’s recommendation to continue to retain the subadvisor.

Based on these and other considerations the Trustees: (1) concluded that the fees paid to the Manager and the subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund; and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Fund.

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Delivery of Documents

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www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com, approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund, and American Beacon Stephens Mid-Cap Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 6/16

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule

30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: September 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: September 9, 2016

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: September 9, 2016